'33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]

Post-Effective  Amendment  No.  70                                   [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  71                                        [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300

                                         Send Copies of Communications to:
MS. ELIZABETH A. DAVIN, ESQ.             MR. DUANE LASSITER, ESQ.
NATIONWIDE PLAZA                         STRADLEY RONON STEVENS AND YOUNG LLP
COLUMBUS, OHIO 43215                     COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103

It  is  proposed that this filing will become effective: (check appropriate box)

     [  ]  immediately  upon  filing  pursuant  to  paragraph  (b)
     [  ]  on  [date]  pursuant  to  paragraph  (b)
     [ X]  60  days  after  filing  pursuant  to  paragraph  (a)(1)
     [  ]  on  [date]  pursuant  to  paragraph  (a)(1)
     [  ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)
     [  ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A is being filed under Rule 485(a) and includes (i) a Supplement to the Core Asset Allocation Series Prospectus for the Investor Destinations Funds;
(ii) a Supplement to the International Series Prospectus for the Gartmore GVIT Emerging Market Fund; (iii) a Supplement to the Sector Series Prospectus for the Gartmore GVIT Global Technology and Communications Fund and the Gartmore GVIT Global Health Sciences Fund; (iv) a Supplement to the Dreyfus GVIT International Value Fund Prospectus; and (v) the combined Statement of Additional Information for all series of the Registrant. The Prospectuses for the Investor Destinations, Gartmore GVIT Emerging Market, Gartmore GVIT Global Technology and Communications, Gartmore GVIT Global Health Sciences and Dreyfus GVIT International Value Funds are incorporated by reference. This Amendment is primarily being filed for the purpose of registering a new class of shares, designated as Class VI shares, to the above-referenced Funds.

--------------------------------------------------------------------------------

                                     PART A

                        GARTMORE VARIABLE INSURANCE TRUST

               Gartmore GVIT Investor Destinations Aggressive Fund
         Gartmore GVIT Investor Destinations Moderately Aggressive Fund
                Gartmore GVIT Investor Destinations Moderate Fund
        Gartmore GVIT Investor Destinations Moderately Conservative Fund
              Gartmore GVIT Investor Destinations Conservative Fund

                   Prospectus Supplement dated March __, 2004
                       to Prospectus dated April 28, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning March __, 2004, the existing shares of each Fund will be redesignated as Class II shares of that Fund. The performance information, fee tables and examples currently presented in the Prospectus now refers to the Class II shares.

Also beginning on March __, 2004, the Funds will offer Class VI shares. Please see a further description of who is eligible to purchase Class VI shares and the fees associated with Class VI shares below. The following information supplements the Prospectus:

1. The following information is added to the performance table for the Funds in the Fund Summary on page 8 of the Prospectus.



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:                                  ONE YEAR   SINCE INCEPTION1
-------------------------------------------------------------------------------------  ---------  -----------------
Gartmore GVIT Investor Destinations Aggressive Fund - Class VI shares[2]                  _____%             _____%
-------------------------------------------------------------------------------------  ---------  -----------------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund - Class VI shares[2]       _____%             _____%
-------------------------------------------------------------------------------------  ---------  -----------------
Gartmore GVIT Investor Destinations Moderate Fund - Class VI shares[2]                    _____%             _____%
-------------------------------------------------------------------------------------  ---------  -----------------
Gartmore GVIT Investor Destinations Moderately Conservative Fund - Class VI shares[2]     _____%             _____%
-------------------------------------------------------------------------------------  ---------  -----------------
Gartmore GVIT Investor Destinations Conservative Fund - Class VI shares[2]                _____%             _____%
-------------------------------------------------------------------------------------  ---------  -----------------



1     The  Fund  commenced  operations  on  December  12,  2001.
2 These returns through December 31, 2002 were achieved prior to the creation of Class VI shares and include the performance of the Fund's Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

2. The following information replaces the fee table for the Funds in the Fund Summary on page 9 of the Prospectus.

FEES  AND  EXPENSES  -  CLASS  VI  SHARES

This table describes the fees and expenses that you may pay when buying and holding Class VI shares of the Funds.




                                               AGGRESSIVE   MODERATELY   MODERATE    MODERATELY    CONSERVATIVE
                                                  FUND      AGGRESSIVE     FUND     CONSERVATIVE       FUND
                                                  CLASS        FUND        CLASS        FUND           CLASS
                                                   VI          CLASS        VI          CLASS           VI
                                                 SHARES         VI        SHARES         VI           SHARES
                                                              SHARES                   SHARES
Shareholder Fees[1]
     (paid directly from your investment)
Short Term Trading Fees
     (as a percentage of amount redeemed)[2].        1.00%        1.00%      1.00%          1.00%          1.00%
Annual Fund Operating Expenses
     (deducted from Fund assets)
Management Fees . . . . . . . . . . . . . . .        0.13%        0.13%      0.13%          0.13%          0.13%
Distribution and/or Service (12b-1) Fees. . .        0.25%        0.25%      0.25%          0.25%          0.25%
Other Expenses. . . . . . . . . . . . . . . .        ____%        ____%      ____%          ____%          ____%
TOTAL ANNUAL FUND OPERATING EXPENSES. . . . .        ____%        ____%      ____%          ____%          ____%
Amount of Fee Waivers/Expense Reimbursements.        ____%        ____%      ____%          ____%          ____%
TOTAL ANNUAL FUND OPERATING EXPENSES
     (AFTER WAIVERS/REIMBURSEMENTS) [3] . . .        ____%        ____%      ____%          ____%          ____%







1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged generally will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired.

3 Gartmore Mutual Fund Capital Trust ("GMF") and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.61% for each Class at least through April 30, 2005. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

3. The following information is added to the "EXAMPLE" for the Funds in the Fund Summary on page 9 of the Prospectus.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee generally will be assessed in addition to the Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                  1      3       5       10
                                                YEAR   YEARS   YEARS   YEARS
                                                -----  ------  ------  ------

Aggressive Fund - Class VI Shares               $ ___  $  ___  $  ___  $  ___
----------------------------------------------  -----  ------  ------  ------
Moderately Aggressive Fund - Class VI Shares    $ ___  $  ___  $  ___  $  ___
----------------------------------------------  -----  ------  ------  ------
Moderate Fund - Class VI Shares                 $ ___  $  ___  $  ___  $  ___
----------------------------------------------  -----  ------  ------  ------
Moderately Conservative Fund - Class VI Shares  $ ___  $  ___  $  ___  $  ___
----------------------------------------------  -----  ------  ------  ------
Conservative Fund - Class VI Shares             $ ___  $  ___  $  ___  $  ___
----------------------------------------------  -----  ------  ------  ------




4. The following new information with respect to Class VI shares is included in the "BUYING AND SELLING FUND SHARES - WHO CAN BUY SHARES OF THE FUNDS" section on page 21 of the Prospectus:

Class VI shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) and may be sold to separate accounts of unaffiliated insurance companies in the future. Class VI shares are offered through products intended for the use of short-term traders. Therefore, Class VI shares generally are subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services necessary for them to receive 12b-1 fees, may sell Class VI shares. Shares are not sold to individual investors.

BUYING  AND  SELLING  FUND  SHARES  -  SHORT  TERM  TRADING  FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Funds' share price. This activity increases a Fund's portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

In addition, Class VI shares of the Funds are offered in variable insurance contracts designed to be used by short-term traders, although the individual Funds are not intended to be timed. The Funds believe that the short-term trading fee imposed on Class VI redemptions will be sufficient to cover the increased costs of such short-term trades in order to protect the entire Funds and their contract owners, but there is no assurance that these Funds and their contract owners will be protected.

For these reasons, the Funds will generally assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class VI shares on behalf of a variable insurance contract owner may be subject to a short-term trading fee equal to 1.00% of the amount of the Fund redeemed if the separate account held the Class VI shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class VI shares were purchased on separate days, the Class VI shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund. Short-term trading fees are intended to discourage variable insurance contract owners from short-term trading of Class VI shares. Short-term trading fees are paid directly to a Fund and are designed to offset the cost to that Fund and its contract owners of the excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short term trading in Class VI shares, but there is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the Fund occurs in a variable insurance contract that offers a Class of shares without a redemption fee, all contract owners of the Fund may be negatively impacted by such short-term trading and its related costs.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging;

2. Variable insurance contract withdrawals or loans, including required minimum distributions; and

3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

5. The "BUYING AND SELLING FUND SHARES - DISTRIBUTION PLAN" section on page 22 of the Prospectus is deleted and replaced with the following:

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for the Funds for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor from its Class II or Class VI shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II or Class VI shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

6. The tables in the "FINANCIAL HIGHLIGHTS" section beginning on page 24 of the Prospectus are replaced in their entirety by the following tables, which include the unaudited information for the Class II shares of the Funds (Class VI shares had not yet commenced operations) for the period ended June 30, 2003:

                                                         GARTMORE  GVIT  INVESTOR  DESTINATIONS
                                                                    AGGRESSIVE  FUND
                                                   ------------------------------------------------
                                                      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002          2001 (A)
                                                   ------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          8.15   $       10.11   $       10.00
                                                   ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .             0.05            0.09            0.02
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . .             0.83           (1.96)           0.11
                                                   ------------------------------------------------
Total investment activities . . . . . . . . . . .             0.88           (1.87)           0.13
                                                   ------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . .            (0.05)          (0.09)          (0.02)
                                                   ------------------------------------------------
Total distributions . . . . . . . . . . . . . . .            (0.05)          (0.09)          (0.02)
                                                   ------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $          8.98   $        8.15   $       10.11
                                                   ------------------------------------------------
                                                   ------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .        10.88% (b)        (18.50%)       1.31% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $        40,208   $      19,493   $         506
Ratio of expenses to average net assets . . . . .         0.54% (c)           0.56%       0.61% (c)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .         1.45% (c)           1.41%       4.36% (c)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (d)             (d)      24.83% (c)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (d)             (d)     (19.86%)(c)
Portfolio turnover. . . . . . . . . . . . . . . .            12.12%         111.74%          10.90%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                        GARTMORE  GVIT  INVESTOR  DESTINATIONS
                                                             MODERATELY  AGGRESSIVE  FUND
                                                   ------------------------------------------------
                                                      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002          2001 (A)
                                                   ------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          8.49   $       10.09   $       10.00
                                                   ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .             0.06            0.12            0.02
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . .             0.74           (1.59)           0.09
                                                   ------------------------------------------------
Total investment activities . . . . . . . . . . .             0.80           (1.47)           0.11
                                                   ------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . .            (0.06)          (0.12)          (0.02)
Net realized gains. . . . . . . . . . . . . . . .                -           (0.01)              -
                                                   ------------------------------------------------
Total distributions . . . . . . . . . . . . . . .            (0.06)          (0.13)          (0.02)
                                                   ------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $          9.23   $        8.49   $       10.09
                                                   ------------------------------------------------
                                                   ------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .         9.52% (b)        (14.59%)       1.12% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $       141,056   $      71,962   $         505
Ratio of expenses to average net assets . . . . .         0.55% (c)           0.56%       0.61% (c)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .         1.73% (c)           1.89%       4.56% (c)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (d)             (d)      24.85% (c)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (d)             (d)     (19.68%)(c)
Portfolio turnover. . . . . . . . . . . . . . . .            14.54%          43.38%          11.10%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                        GARTMORE  GVIT  INVESTOR  DESTINATIONS
                                                                     MODERATE  FUND
                                                   ------------------------------------------------
                                                      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002          2001 (A)
                                                   ------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          8.94   $       10.06   $       10.00
                                                   ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .             0.08            0.15            0.02
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . .             0.62           (1.11)           0.06
                                                   ------------------------------------------------
Total investment activities . . . . . . . . . . .             0.70           (0.96)           0.08
                                                   ------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . .            (0.08)          (0.15)          (0.02)
Net realized gains. . . . . . . . . . . . . . . .                -           (0.01)              -
                                                   ------------------------------------------------
Total distributions . . . . . . . . . . . . . . .            (0.08)          (0.16)          (0.02)
                                                   ------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $          9.56   $        8.94   $       10.06
                                                   ------------------------------------------------
                                                   ------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .         7.88% (b)         (9.60%)       0.84% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $       316,529   $     165,555   $         504
Ratio of expenses to average net assets . . . . .         0.55% (c)           0.56%       0.61% (c)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .         2.05% (c)           2.41%       4.42% (c)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (d)             (d)      24.86% (c)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (d)             (d)     (19.83%)(c)
Portfolio turnover. . . . . . . . . . . . . . . .             5.99%          21.58%           0.74%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                         GARTMORE  GVIT  INVESTOR  DESTINATIONS
                                                            MODERATELY  CONSERVATIVE  FUND
                                                   ------------------------------------------------
                                                      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002          2001 (A)
                                                   ------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          9.43   $       10.04   $       10.00
                                                   ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .             0.10            0.18            0.03
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . .             0.45           (0.60)           0.04
                                                   ------------------------------------------------
Total investment activities . . . . . . . . . . .             0.55           (0.42)           0.07
                                                   ------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . .            (0.10)          (0.18)          (0.03)
Net realized gains. . . . . . . . . . . . . . . .                -           (0.01)              -
                                                   ------------------------------------------------
Total distributions . . . . . . . . . . . . . . .            (0.10)          (0.19)          (0.03)
                                                   ------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $          9.88   $        9.43   $       10.04
                                                   ------------------------------------------------
                                                   ------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .         5.88% (b)         (4.15%)       0.65% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $       176,986   $      95,669   $         503
Ratio of expenses to average net assets . . . . .         0.55% (c)           0.56%       0.61% (c)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .         2.48% (c)           2.96%       4.56% (c)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (d)             (d)      24.88% (c)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (d)             (d)     (19.71%)(c)
Portfolio turnover. . . . . . . . . . . . . . . .             6.19%          35.19%           0.60%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                         GARTMORE  GVIT  INVESTOR  DESTINATIONS
                                                                   CONSERVATIVE  FUND
                                                   ------------------------------------------------
                                                      SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002          2001 (A)
                                                   ------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          9.83   $       10.01   $       10.00
                                                   ------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .             0.12            0.21            0.02
Net realized and unrealized gains
(losses)  on investments. . . . . . . . . . . . .             0.27           (0.18)           0.01
                                                   ------------------------------------------------
Total investment activities . . . . . . . . . . .             0.39            0.03            0.03
                                                   ------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . .            (0.12)          (0.21)          (0.02)
                                                   ------------------------------------------------
Total distributions . . . . . . . . . . . . . . .            (0.12)          (0.21)          (0.02)
                                                   ------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $         10.10   $        9.83   $       10.01
                                                   ------------------------------------------------
                                                   ------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .         3.96% (b)           0.40%       0.34% (b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $       148,623   $      90,358   $         502
Ratio of expenses to average net assets . . . . .         0.55% (c)           0.56%       0.61% (c)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .         2.73% (c)           3.30%       4.39% (c)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (d)             (d)      24.89% (c)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (d)             (d)     (19.89%)(c)
Portfolio turnover. . . . . . . . . . . . . . . .            13.96%          28.70%           0.40%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

The Prospectus for the Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund, and Gartmore GVIT Investor Destinations Conservative Fund has been filed with Post-Effective Amendment No. 62 on April 28, 2003 and is incorporated herein by reference.

--------------------------------------------------------------------------------

3

                        GARTMORE VARIABLE INSURANCE TRUST

                       Gartmore GVIT Emerging Markets Fund
                     Gartmore GVIT International Growth Fund

                   Prospectus Supplement dated March __, 2004
                       to Prospectus dated April 28, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning March __, 2004, the GARTMORE GVIT EMERGING MARKETS FUND will also offer Class VI shares. Please see a further description of who is eligible to purchase Class VI shares and the fees associated with Class VI shares below. The following information supplements the Prospectus:

1. The following information is added to the performance table for the Fund in the Fund Summary on page 4 of the Prospectus.



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:   ONE YEAR   SINCE INCEPTION[1]
                                                        ---------  -------------------
Gartmore GVIT Emerging Markets Fund Class VI shares[2]     _____%               _____%



1    The  Fund  commenced  operations  on  August  30,  2000.

2 These returns through December 31, 2002 were achieved prior to the creation of Class VI shares and include the performance of the Fund's Class I shares. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class I shares. Class VI shares' annual returns have been restated to reflect the additional fees applicable to Class VI shares and are therefore lower than Class I shares. Additionally, Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower. See "Buying and Selling Fund Shares - Short Term Trading Fees" on page 16 for more information.

2. The following information is added to the fee table for the Fund in the Fund Summary on page 5 of the Prospectus.

FEES  AND  EXPENSES  -  CLASS  VI  SHARES

This table describes the fees and expenses that you may pay when buying and holding Class VI shares of the Fund.




                                            CLASS
                                             VI
                                           SHARES
GARTMORE GVIT EMERGING MARKETS FUND
-----------------------------------------

Shareholder Fees1
(paid directly from your investment)
-----------------------------------------
Short Term Trading Fees
(as a percentage of amount redeemed)2 . .    1.00%
-----------------------------------------  -------
Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees . . . . . . . . . . . . .    1.15%
Distribution and/or Service (12b-1) Fees.    0.25%
Other Expenses. . . . . . . . . . . . . .    0.31%
TOTAL ANNUAL FUND OPERATING EXPENSES3 . .    1.71%




1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged generally would be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired.

3 Gartmore Global Asset Management Trust ("GGAMT") and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative service fees) from exceeding 1.25% for each Class at least through April 30, 2005. If the maximum amount of 12b-1 fees and administrative services fees were charged, the "Total Annual Fund Operating Expenses" could increase to 1.75% for Class VI shares before GGAMT would be required to limit the Fund's expenses. [The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT within the first three years of Fund operations.]

3. The following information is added to the "EXAMPLE" for the Fund in the Fund Summary on page 5 of the Prospectus.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee generally will be assessed in addition to the Fund operating expenses and other charges; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                       1      3       5       10
                                                     YEAR   YEARS   YEARS   YEARS
                                                     -----  ------  ------  ------

Gartmore GVIT Emerging Markets Fund Class VI Shares  $ ___  $  ___  $  ___  $  ___




4. The following new information with respect to Class VI shares is included in the "BUYING AND SELLING FUND SHARES - WHO CAN BUY SHARES OF THE FUNDS" section on page 15 of the Prospectus:

Class VI shares of the Gartmore GVIT Emerging Markets Fund are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) and may be sold to separate accounts of unaffiliated insurance companies in the future. Class VI shares generally are subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services necessary for them to receive 12b-1 fees, may sell Class VI shares. Shares are not sold to individual investors.

5. The "BUYING AND SELLING FUND SHARES - SHORT TERM TRADING FEES" section on page 16 of the Prospectus is deleted and replaced with the following:

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases a Fund's portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds will generally assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner may be subject to a short-term trading fee equal to 1.00% of the amount of the Fund redeemed if the separate account held the Class III or Class VI shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the Class III or Class VI shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund. Short-term trading fees are intended to discourage variable insurance contract owners from short-term trading of Class III and Class VI shares. Short-term trading fees are paid directly to a Fund and designed to offset the cost to that Fund and its contract owners of the excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short term trading in Class III or Class VI shares, but there is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the Fund occurs in a variable insurance contract that offers a Class of shares without a redemption fee, all contract owners of the Fund may be negatively impacted by such short-term trading and its related costs.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging;

2. Variable insurance contract withdrawals or loans, including required minimum distributions; and

3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

6. The "BUYING AND SELLING FUND SHARES - DISTRIBUTION PLAN" section on page 16 of the Prospectus is deleted and replaced with the following:

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for the Funds for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor from its Class II or Class VI shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II or Class VI shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

7. The tables in the "FINANCIAL HIGHLIGHTS" section beginning on page 18 of the Prospectus are replaced in their entirety by the following tables, which include the unaudited information for each of the classes of the Funds (except Class VI shares which had not yet commenced operations) for the period ended June 30, 2003:

                                                              GARTMORE  GVIT  EMERGING  MARKETS  FUND
                               --------------------------------------------------------------------------------------------------
                                                     CLASS  I  SHARES                                   CLASS  II  SHARES
                               --------------------------------------------------------------------------------------------------
                                  SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED      SIX MONTHS      PERIOD ENDED
                                ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                     2003             2002          2001 (A)        2000 (B)           2003           2002 (C)
                               --------------------------------------------------------------------------------------------------
                                 (UNAUDITED)                                                       (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . .  $          5.99   $        7.08   $        7.51   $       10.00   $          5.99   $        7.71
                               --------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss). . . . . . . . . . . .             0.07            0.05            0.06               -              0.05            0.01
Redemption fees . . . . . . .             0.01            0.01               -               -              0.01            0.01
Net realized and unrealized
gains(losses) on investments.             0.89           (1.14)          (0.45)          (2.48)             0.89           (1.73)
                               --------------------------------------------------------------------------------------------------
Total investment activities .             0.97           (1.08)          (0.39)          (2.48)             0.95           (1.71)
                               --------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . .            (0.02)          (0.01)          (0.04)          (0.01)            (0.01)          (0.01)
                               --------------------------------------------------------------------------------------------------
Total distributions . . . . .            (0.02)          (0.01)          (0.04)          (0.01)            (0.01)          (0.01)
                               --------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . .  $          6.94   $        5.99   $        7.08   $        7.51   $          6.93   $        5.99
                               --------------------------------------------------------------------------------------------------
                               --------------------------------------------------------------------------------------------------

Total Return. . . . . . . . .        16.19% (e)        (15.23%)         (5.18%)     (24.83%)(e)        15.95% (e)     (22.23%)(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000) . . . . . . . . . . . .  $        10,308   $      10,005   $      15,974   $       3,991   $           899   $         454
Ratio of expenses to average
 net assets . . . . . . . . .         1.37% (f)           1.43%           1.70%       1.75% (f)         1.67% (f)       1.71% (f)
Ratio of net investment
Income (loss) to average
net assets. . . . . . . . . .         2.56% (f)           0.63%           0.57%      (0.21%)(f)         1.72% (f)       0.44% (f)
Ratio of expenses (prior to
reimbursements) to average
net assets*. . . . . . . . .                (g)             (g)           2.39%       4.09% (f)               (g)             (g)
Ratio of net investment
income (loss) (prior to
reimbursements) to
average net assets* . . . . .               (g)             (g)         (0.12%)      (2.55%)(f)               (g)             (g)
Portfolio turnover (h). . . .            69.26%         219.84%         140.18%          43.33%            69.26%         219.84%

See  footnotes  on  page  165.                                       (continued)

--------------------------------------------------------------------------------

                                                                    GARTMORE  GVIT
                                                                EMERGING  MARKETS  FUND
                                                            --------------------------------
                                                                   CLASS  III  SHARES
                                                            --------------------------------
                                                               SIX MONTHS      PERIOD ENDED
                                                             ENDED JUNE 30,    DECEMBER 31,
                                                                  2003           2002 (D)
                                                            --------------------------------
                                                              (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . . . . . . . . . . . . . . .  $          5.99   $        7.90
                                                            --------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . . . . . . . . . . .             0.07            0.01
Redemption fees. . . . . . . . . . . . . . . . . . . . . .             0.01            0.01
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . . . . . .              0.88           (1.91)
                                                            --------------------------------
Total investment activities. . . . . . . . . . . . . . . .             0.96           (1.89)
                                                            --------------------------------
DISTRIBUTIONS:
Net investment income. . . . . . . . . . . . . . . . . . .            (0.02)          (0.02)
                                                            --------------------------------
Total distributions. . . . . . . . . . . . . . . . . . . .            (0.02)          (0.02)
                                                            --------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . . . . . . . . . . . . . . .  $          6.93   $        5.99
                                                            --------------------------------
                                                            --------------------------------

Total Return . . . . . . . . . . . . . . . . . . . . . . .        16.00% (e)     (23.99%)(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . . . . . . . . . . .  $        15,560   $      11,435
Ratio of expenses to average net assets. . . . . . . . . .         1.42% (f)       1.39% (f)
Ratio of net investment income (loss)
to average net assets. . . . . . . . . . . . . . . . . . .         2.61% (f)       0.61% (f)
Ratio of expenses (prior to reimbursements)
 to average net assets*. . . . . . . . . . . . . . . . . .               (g)             (g)
Ratio of net investment income (loss)
(prior to reimbursements)  to average net assets*. . . . .               (g)             (g)
Portfolio turnover (h) . . . . . . . . . . . . . . . . . .            69.26%         219.84%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                          GARTMORE  GVIT  INTERNATIONAL  GROWTH  FUND
                                --------------------------------------------------------------------------------------------------
                                                         CLASS  I  SHARES                                CLASS  III  SHARES
                                --------------------------------------------------------------------------------------------------
                                   SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED      SIX MONTHS      PERIOD ENDED
                                 ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                      2003             2002          2001 (A)        2000 (B)           2003           2002 (C)
                                --------------------------------------------------------------------------------------------------
                                  (UNAUDITED)                                                       (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . .  $          4.66   $        6.14   $        8.62   $       10.00   $          4.67   $        5.95
                                --------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . . .             0.04            0.01            0.01           (0.01)             0.04           (0.01)
Redemption fees. . . . . . . .                -            0.01               -               -                 -            0.01
Net realized and unrealized
gains (losses) on investments.             0.19           (1.50)          (2.47)          (1.37)             0.19           (1.28)
                                --------------------------------------------------------------------------------------------------
Total investment activities. .             0.23           (1.48)          (2.46)          (1.38)             0.23           (1.28)
                                --------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . .                -               -           (0.02)              -                 -               -
                                --------------------------------------------------------------------------------------------------
Total distributions. . . . . .                -               -           (0.02)              -                 -               -
                                --------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . .  $          4.89   $        4.66   $        6.14   $        8.62   $          4.90   $        4.67
                                --------------------------------------------------------------------------------------------------
                                --------------------------------------------------------------------------------------------------

Total Return . . . . . . . . .         4.94% (d)        (24.10%)        (28.65%)     (13.70%)(d)         4.93% (d)     (21.51%)(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
period  (000). . . . . . . . .  $         6,794   $       6,859   $       9,448   $       9,239   $         3,677   $       2,232
Ratio of expenses to
average net assets . . . . . .         1.26% (e)           1.29%           1.58%       1.60% (e)         1.34% (e)       1.32% (e)
Ratio of net investment
Income (loss) to average
net assets . . . . . . . . . .         1.59% (e)           0.53%           0.05%      (0.17%)(e)         1.51% (e)       0.08% (e)
Ratio of expenses (prior
To reimbursements) to
average  net assets* . . . . .               (f)           1.33%           2.69%       2.88% (e)               (f)             (f)
Ratio of net investment
income (loss) (prior to
reimbursements) to
average  net assets* . . . . .               (f)           0.49%         (1.06%)      (1.45%)(d)               (f)             (f)
Portfolio turnover (g) . . . .           137.78%         257.38%         245.96%          93.02%           137.78%         257.38%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

The Prospectus for the Gartmore GVIT Emerging Market Fund has been filed with Post-Effective Amendment No. 62 on April 28, 2003 and is incorporated herein by reference.

--------------------------------------------------------------------------------

6

                        GARTMORE VARIABLE INSURANCE TRUST

             Gartmore GVIT Global Technology and Communications Fund
                  Gartmore GVIT Global Financial Services Fund
                       Gartmore GVIT Global Utilities Fund
                    Gartmore GVIT Global Health Sciences Fund

                   Prospectus Supplement dated March __, 2004
                       to Prospectus dated April 28, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning March __, 2004, the GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND and the GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND will also offer Class VI shares. Please see a further description of who is eligible to purchase Class
VI shares and the fees associated with Class VI shares below. The following information supplements the Prospectus:

1. The following information is added to the performance tables for the Funds in the Fund Summaries. It is added on page 4 for the Gartmore GVIT Global Technology and Communications Fund and on page 14 for the Gartmore GVIT Global Health Sciences Fund.




                                                                               ONE        SINCE
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:                          YEAR   INCEPTION[1]
----------------------------------------------------------------------------  ------  -------------
Gartmore GVIT Global Technology and Communications Fund - Class VI shares[2]  _____%         _____%
----------------------------------------------------------------------------  ------  -------------
Gartmore GVIT Global Health Sciences Fund - Class VI shares[3] . . . . . . .  _____%         _____%
----------------------------------------------------------------------------  ------  -------------


1 The Gartmore GVIT Global Technology and Communications Fund commenced operations on June 30, 2000 and the Gartmore GVIT Global Health Sciences Fund commenced operations on December 29, 2000.

2 These returns through December 31, 2002 were achieved prior to the creation of Class VI shares and include the performance of the Fund's Class I shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class I shares. Class VI shares' annual returns have been restated to reflect the additional fees applicable to Class VI shares and are therefore lower than Class I shares. Additionally, Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower. See "Buying and Selling Fund Shares - Short Term Trading Fees" on page 25 for more information.

3 These returns through December 31, 2002 were achieved prior to the creation of Class VI shares and include the performance of the Fund's Class I shares, from December 29, 2000 to December 28, 2001 and on the performance of Class III shares for the remainder of that period. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class I and Class III shares. Class VI shares' annual returns have been restated to reflect the additional fees applicable to Class VI shares and are therefore lower than Class I shares. Additionally, Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower. See "Buying and Selling Fund Shares - Short Term Trading Fees" on page 25 for more information.

2. The following information is added to the fee table for the Funds in the Fund Summaries. It is added on page 5 for the Gartmore GVIT Global Technology and Communications Fund and on page 14 for the Gartmore GVIT Global Health Sciences Fund.

FEES  AND  EXPENSES  -  CLASS  VI  SHARES

This table describes the fees and expenses that you may pay when buying and holding Class VI shares of each Fund.




                                              GARTMORE      GARTMORE
                                                GVIT          GVIT
                                               GLOBAL        GLOBAL
                                             TECHNOLOGY      HEALTH
                                                 AND        SCIENCES
                                           COMMUNICATIONS     FUND
                                                FUND          CLASS
                                                CLASS          VI
                                                 VI          SHARES
                                               SHARES

Shareholder Fees[1]
(paid directly from your investment)
-----------------------------------------
Short Term Trading Fees
(as a percentage of amount redeemed)[2] .            1.00%      1.00%
-----------------------------------------  ---------------  ---------
Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees . . . . . . . . . . . . .            0.98%      1.00%
Distribution and/or Service (12b-1) Fees.            0.25%      0.25%
Other Expenses. . . . . . . . . . . . . .            0.43%      0.30%
TOTAL ANNUAL FUND OPERATING EXPENSES[3] .            1.66%      1.55%




1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged generally will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired.

3 Gartmore Mutual Fund Capital Trust ("GMF") and the Trust, on behalf of the Fund, have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) to 1.25% for all Class shares at least through April 30, 2005. If the maximum amount of Rule 12b-1 fees and administrative services fees were charged, the "Total Annual Fund Operating Expenses" could increase to 1.75% for Class VI shares before GMF would be required to limit the Fund's expenses. [The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees, waived or limited, and other reimbursements made by GMF at a later date not to exceed three years from the date of Fund operations.]

3. The following information is added to the "EXAMPLE" for the Funds in the Fund Summaries. It is added on page 5 for the Gartmore GVIT Global Technology and Communications Fund and on page 15 for the Gartmore GVIT Global Health Sciences Fund.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee generally will be assessed in addition to the Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                                             1      3       5       10
                                                                           YEAR   YEARS   YEARS   YEARS
                                                                           -----  ------  ------  ------

Gartmore GVIT Global Technology and Communications Fund - Class VI Shares  $ ___  $  ___  $  ___  $  ___
-------------------------------------------------------------------------  -----  ------  ------  ------
Gartmore GVIT Global Health Sciences Fund - Class VI Shares . . . . . . .  $ ___  $  ___  $  ___  $  ___
-------------------------------------------------------------------------  -----  ------  ------  ------




4. The following new information with respect to Class VI shares is included in the "BUYING AND SELLING FUND SHARES - WHO CAN BUY SHARES OF THE FUNDS" section on page 24 of the Prospectus:

Class VI shares of the Gartmore GVIT Global Technology and Communications Fund and the Gartmore GVIT Global Health Sciences Fund are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) and may be sold to separate accounts of unaffiliated insurance companies in the future. Class VI shares are generally subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services necessary for them to receive 12b-1 fees, may sell Class VI shares. Shares are not sold to individual investors.

5. The "BUYING AND SELLING FUND SHARES - SHORT TERM TRADING FEES" section on page 25 of the Prospectus is deleted and replaced with the following:

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases a Fund's portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds will generally assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner may be subject to a short-term trading fee equal to 1.00% of the amount of the Fund redeemed if the separate account held the Class III or Class VI shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the Class III or Class VI shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund. Short-term trading fees are intended to discourage variable insurance contract owners from short-term trading of Class III and Class VI shares. Short-term trading fees are designed to offset the cost to that Fund and its contract owner of the excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short term trading in Class III or Class VI shares, but there is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the Fund occurs in a variable insurance contract that offers a Class of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging;

2. Variable insurance contract withdrawals or loans, including required minimum distributions; and

3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

6. The "BUYING AND SELLING FUND SHARES - DISTRIBUTION PLAN" section on page 25 of the Prospectus is deleted and replaced with the following:

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for the Funds for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor from its Class II or Class VI shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II or Class VI shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

7. The tables in the "FINANCIAL HIGHLIGHTS" section beginning on page 18 of the Prospectus are replaced in their entirety by the following tables, which include the unaudited information for each of the classes of the Funds (except Class VI shares which had not yet commenced operations) for the period ended June 30, 2003:

                                                        GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND
                                               --------------------------------------------------------------------------------
                                                                CLASS  I  SHARES                               CLASS  II  SHARES
                                               --------------------------------------------------------------------------------
                                                  SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED    PERIOD ENDED
                                                ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,      JUNE 30,
                                                     2003             2002          2001 (A)        2000 (B)        2003 (C)
                                               --------------------------------------------------------------------------------
                                                 (UNAUDITED)                                                      (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . .  $          2.39   $        4.21   $        7.35   $       10.00   $        2.45
                                               --------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . .            (0.01)          (0.03)          (0.03)          (0.01)              -
Net realized and unrealized gains
(losses) on investments . . . . . . . . . . .             0.63           (1.77)          (3.11)          (2.48)           0.57
                                               --------------------------------------------------------------------------------
Total investment activities . . . . . . . . .             0.62           (1.80)          (3.14)          (2.49)           0.57
                                               --------------------------------------------------------------------------------
Distributions:
Net realized gains. . . . . . . . . . . . . .                -               -               -           (0.16)              -
Tax return of capital . . . . . . . . . . . .                -           (0.02)              -               -               -
                                               --------------------------------------------------------------------------------
Total distributions . . . . . . . . . . . . .                -           (0.02)              -           (0.16)              -
                                               --------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . .  $          3.01   $        2.39   $        4.21   $        7.35   $        3.02
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

Total Return. . . . . . . . . . . . . . . . .        25.94% (e)        (42.78%)        (42.72%)     (24.96%)(e)      23.27% (e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . .  $        11,834   $       7,791   $      15,585   $      12,127   $         129
Ratio of expenses to average net assets . . .         1.23% (f)           1.34%           1.35%       1.35% (f)       1.51% (f)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . .        (0.76%)(f)         (0.65%)          (0.88%)     (0.44%)(f)      (1.22%)(f)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . .               (g)           1.39%           2.02%       2.57% (f)             (g)
Ratio of net investment income (loss) (prior
to reimbursements) to average net assets* . .               (g)         (0.70%)         (1.55%)      (1.66%)(f)             (g)
Portfolio turnover (h). . . . . . . . . . . .           521.53%         879.28%         894.05%         305.36%         521.53%

                                                            CLASS  III  SHARES
                                                    --------------------------------
                                                      SIX MONTHS      PERIOD ENDED
                                                     ENDED JUNE 30,    DECEMBER 31,
                                                          2003           2002 (D)
                                                    --------------------------------
                                                      (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . . . . . . . . . . .  $          2.41   $        3.29
                                                    --------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . . . . . . .            (0.01)          (0.01)
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . .              0.63           (0.85)
                                                    --------------------------------
Total investment activities. . . . . . . . . . . .             0.62           (0.86)
                                                    --------------------------------
DISTRIBUTIONS:
Tax return of capital. . . . . . . . . . . . . . .                -           (0.02)
                                                    --------------------------------
Total distributions. . . . . . . . . . . . . . . .                -           (0.02)
                                                    --------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . . . . . . . . . . .  $          3.03   $        2.41
                                                    --------------------------------
                                                    --------------------------------

Total Return . . . . . . . . . . . . . . . . . . .        25.73% (e)     (26.14%)(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . . . . . . .  $        12,640   $       5,822
Ratio of expenses to average net assets. . . . . .         1.26% (f)       1.37% (f)
Ratio of net investment income (loss)
to average net assets. . . . . . . . . . . . . . .        (0.81%)(f)      (3.49%)(f)
Ratio of expenses (prior to reimbursements)
 to average net assets*. . . . . . . . . . . . . .               (g)       1.79% (f)
Ratio of net investment income (loss)
(prior to reimbursements)  to average net assets*.               (g)      (3.91%)(f)
Portfolio turnover (h) . . . . . . . . . . . . . .           521.53%         879.28%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(d) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                    GARTMORE  GVIT  GLOBAL  FINANCIAL  SERVICES  FUND
                           ----------------------------------------------------------------------------------------------------
                                     CLASS I SHARES                   CLASS II SHARES                  CLASS III SHARES
                           ----------------------------------------------------------------------------------------------------
                              SIX MONTHS      PERIOD ENDED        PERIOD          SIX MONTHS       YEAR ENDED     PERIOD ENDED
                            ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                 2003           2002 (A)         2003 (B)            2003             2002          2001 (C)
                           ----------------------------------------------------------------------------------------------------
                             (UNAUDITED)                       (UNAUDITED)       (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF
PERIOD. . . . . . . . . .  $          8.96   $       10.23   $          8.46   $          8.96   $       10.13   $       10.00
INVESTMENT ACTIVITIES:
Net investment income
(loss). . . . . . . . . .             0.05               -                 -              0.06            0.04               -
Redemption fees . . . . .             0.01            0.01              0.01              0.01            0.01               -
Net realized and
unrealized gains (losses)
on investments . . . . .              1.16           (1.27)             1.71              1.15           (1.21)           0.13
                           ----------------------------------------------------------------------------------------------------
Total investment
activities. . . . . . . .             1.22           (1.26)             1.72              1.22           (1.16)           0.13
                           ----------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income . .                -           (0.01)                -                 -           (0.01)              -
                           ----------------------------------------------------------------------------------------------------
Total distributions . . .                -           (0.01)                -                 -           (0.01)              -
                           ----------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . .  $         10.18   $        8.96   $         10.18   $         10.18   $        8.96   $       10.13
                           ----------------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------------

Total Return. . . . . . .        13.62% (d)     (12.26%)(d)        20.33% (d)        13.62% (d)        (11.41%)       1.32% (d)
RATIOS/SUPPLEMENTAL
DATA:
Net Assets, at end of
period (000). . . . . . .  $           839   $         218   $            83   $         7,795   $       6,009   $       3,041
Ratio of expenses to
average  net assets . . .         1.28% (e)       1.37% (e)         1.53% (e)         1.23% (e)           1.31%       1.35% (e)
Ratio of net investment
income (loss) to average
net assets. . . . . . . .         1.34% (e)       0.30% (e)         0.82% (e)         1.67% (e)           0.66%       0.33% (e)
Ratio of expenses (prior
to reimbursements) to
average net assets* . . .               (f)             (f)               (f)               (f)             (f)       8.56% (e)
Ratio of net investment
income (loss) (prior  to
 reimbursements) to
average net assets* . . .               (f)             (f)               (f)               (f)             (f)      (6.88%)(e)
Portfolio turnover (g). .           125.67%         211.21%           125.67%           125.67%         211.21%           0.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(c) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.13 per share.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                            GARTMORE  GVIT  GLOBAL  UTILITIES  FUND
                            ----------------------------------------------------------------------------------------------------
                                    CLASS  I  SHARES                  CLASS  II  SHARES                 CLASS  III SHARES
                            ----------------------------------------------------------------------------------------------------
                               SIX MONTHS      PERIOD ENDED        PERIOD          SIX MONTHS       YEAR ENDED     PERIOD ENDED
                             ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                  2003           2002 (A)         2003 (B)            2003             2002          2001 (C)
                            ----------------------------------------------------------------------------------------------------
                                 (UNAUDITED)                       (UNAUDITED)       (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF
PERIOD . . . . . . . . . .  $          7.42   $        8.38   $          7.08   $          7.43   $       10.01   $       10.00
                            ----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . .          0.07 (d)           0.08           0.04 (d)             0.07            0.12               -
Redemption fees. . . . . .             0.01            0.01              0.01              0.01            0.01               -
Net realized and
unrealized  gains
(losses) on investments. .             0.73           (0.96)             1.11              0.74           (2.62)           0.01
                            ----------------------------------------------------------------------------------------------------
Total investment
activities . . . . . . . .             0.81           (0.87)             1.16              0.82           (2.49)           0.01
                            ----------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . .            (0.01)          (0.09)                -             (0.01)          (0.09)              -
                            ----------------------------------------------------------------------------------------------------
Total distributions. . . .            (0.01)          (0.09)                -             (0.01)          (0.09)              -
                            ----------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . .  $          8.22   $        7.42   $          8.24   $          8.24   $        7.43   $       10.01
                            ----------------------------------------------------------------------------------------------------
                            ----------------------------------------------------------------------------------------------------

Total Return . . . . . . .        10.86% (e)     (10.36%)(e)        16.44% (e)        10.98% (e)        (24.85%)       0.10% (e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
period (000) . . . . . . .  $           541   $         169   $           262   $         5,707   $       3,571   $       3,002
Ratio of expenses to
Average  net assets. . . .         1.10% (f)       1.20% (f)         1.34% (f)         1.03% (f)           1.10%       1.15% (f)
Ratio of net investment
income (loss) to average
 net assets. . . . . . . .         2.10% (f)       1.83% (f)         2.61% (f)         2.10% (f)           1.79%      (0.12%)(f)
Ratio of expenses (prior
To reimbursements) to
average  net assets* . . .               (g)             (g)               (g)               (g)           1.11%       8.45% (f)
Ratio of net investment
Income (loss) (prior to
reimbursements) to
average net assets*. . . .               (g)             (g)               (g)               (g)           1.78%      (7.42%)(f)
Portfolio turnover (h) . .            45.75%         153.83%            45.75%            45.75%         153.83%           0.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(c) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.01 per share.
(d) Net investment income (loss) is based on average shares outstanding during the period.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                  GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND
                                  --------------------------------------------------------------------------------
                                                   CLASS  I  SHARES                               CLASS  II  SHARES
                                  --------------------------------------------------------------------------------
                                     SIX MONTHS      PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 27,    DECEMBER 31,      JUNE 30,
                                        2003           2002 (A)      2001 (B) (C)      2000 (D)        2003 (E)
                                  --------------------------------------------------------------------------------
                                    (UNAUDITED)                                                      (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . .  $          8.19   $        9.51   $        9.83   $       10.00   $        8.72
                                  --------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . .            (0.01)          (0.02)          (0.03)              -           (0.01)
Redemption fees. . . . . . . . .                -            0.01               -               -               -
Net realized and unrealized
gains (losses) on investments. .             2.17           (1.31)           0.39           (0.17)           1.64
                                  --------------------------------------------------------------------------------
Total investment activities. . .             2.16           (1.32)           0.36           (0.17)           1.63
                                  --------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .                -               -           (0.02)              -               -
                                  --------------------------------------------------------------------------------
Total distributions. . . . . . .                -               -           (0.02)              -               -
                                  --------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . .   $         10.35   $        8.19   $       10.17   $        9.83   $       10.35
                                  --------------------------------------------------------------------------------
                                  --------------------------------------------------------------------------------

Total Return . . . . . . . . . .        26.37% (f)     (13.88%)(f)       3.67% (f)      (1.70%)(f)      18.69% (f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . .  $         2,237   $         370   $       2,549   $       2,458   $          87
Ratio of expenses to average
net assets. . . . . . . . . . .          1.24% (g)       1.22% (g)       1.24% (g)       1.00% (g)       1.49% (g)
Ratio of net investment income
(loss) to average net assets . .        (0.51%)(g)      (0.25%)(g)      (0.32%)(g)      (1.00%)(g)      (0.88%)(g)
Ratio of expenses
prior to reimbursements)
to average net assets* . . . . .               (h)             (h)       5.51% (g)      28.69% (g)             (h)
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .               (h)             (h)      (4.59%)(g)     (28.69%)(g)             (h)
Portfolio turnover (i) . . . . .           320.78%         764.93%         892.96%           0.00%         320.78%

See  footnotes  on  page  162.     (continued)

--------------------------------------------------------------------------------

                                                      GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND
                                                   -----------------------------------------------------
                                                                      CLASS  III  SHARES
                                                   -----------------------------------------------------
                                                      SIX MONTHS            YEAR ENDED     PERIOD ENDED
                                                    ENDED JUNE 30,         DECEMBER 31,    DECEMBER 31,
                                                         2003                  2002          2001 (C)
                                                   -----------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $          8.20        $       10.14   $       10.17
                                                   -----------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . .            (0.01)               (0.03)              -
Redemption fees . . . . . . . . . . . . . . . . .                -                 0.01               -
Net realized and unrealized gains
(losses) on investments . . . . . . . . . . . . .             2.17                (1.92)          (0.03)
                                                   -----------------------------------------------------
Total investment activities . . . . . . . . . . .             2.16                (1.94)          (0.03)
                                                   -----------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . . . . . . . . . . .  $         10.36        $        8.20   $       10.14
                                                   -----------------------------------------------------
                                                   -----------------------------------------------------

Total Return. . . . . . . . . . . . . . . . . . .        26.34% (f)             (19.13%)      (0.30%)(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . .  $        28,071        $      11,652   $       2,540
Ratio of expenses to average net assets . . . . .         1.22% (g)                1.23%       1.35% (g)
Ratio of net investment income (loss)
to average net assets . . . . . . . . . . . . . .        (0.48%)(g)              (0.37%)      (1.13%)(g)
Ratio of expenses (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . .               (h)                1.24%       1.35% (g)
Ratio of net investment income (loss)
(prior to reimbursements) to average net assets*.               (h)              (0.38%)      (1.13%)(g)
Portfolio turnover (i). . . . . . . . . . . . . .           320.78%              764.93%         892.96%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 6, 2002 (recommencement of sales to the public) through December 31, 2002.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c) Class I shares were exchanged into Class III shares effective December 28, 2001.
(d) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(e) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reductions  during  the  period.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

The Prospectus for the Gartmore GVIT Global Technology and Communications and Gartmore GVIT Global Health Sciences Funds has been filed with Post-Effective
Amendment  No.  62  on  April  28, 2003 and is incorporated herein by reference.

--------------------------------------------------------------------------------

5

                        GARTMORE VARIABLE INSURANCE TRUST

 Comstock GVIT Value Fund, Dreyfus GVIT International Value Fund, Dreyfus GVIT Mid Cap Index Fund, Federated GVIT High Income Bond Fund, GVIT Equity 500 Index
      Fund, J.P. Morgan GVIT Balanced Fund, Turner GVIT Growth Focus Fund,
                     Van Kampen GVIT Multi Sector Bond Fund

                   Prospectus Supplement dated March __, 2004
                       to Prospectus dated April 28, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning March __, 2004, the DREYFUS GVIT INTERNATIONAL VALUE FUND will also offer Class VI shares. Please see a further description of who is eligible to purchase Class VI shares and the fees associated with Class VI shares below. The following information supplements the Prospectus:

1. The following information is added to the performance table for the Fund in the Fund Summary on page 7 of the Prospectus.




                                                             ONE     FIVE    TEN
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002:        YEAR   YEARS   YEARS
----------------------------------------------------------  ------  ------  ------

Dreyfus GVIT International Value Fund - Class VI shares[4]  _____%  _____%  _____%
----------------------------------------------------------  ------  ------  ------



4 These returns through December 31, 2002 include the performance of the Fund's predecessor, which is the same as the performance of the Class IV shares, and which was achieved prior to the creation of Class VI shares. Excluding the effect of any periodic fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class IV shares. Class VI shares' annual returns have been restated to reflect the additional fees applicable to Class VI shares and are therefore lower than Class IV shares. Additionally, Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower. See "Buying and Selling Fund Shares - Short Term Trading Fees" on page 46 for more information.

2. The following information is added to the fee table for the Fund in the Fund Summary on page 8 of the Prospectus.

FEES  AND  EXPENSES  -  CLASS  VI  SHARES

This table describes the fees and expenses that you may pay when buying and holding Class VI shares of the Fund.




                                            CLASS
                                             VI
                                           SHARES
                                           -------

Shareholder Fees1
(paid directly from your investment)
-----------------------------------------
Short Term Trading Fees
(as a percentage of amount redeemed)[2] .    1.00%
-----------------------------------------  -------
Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees . . . . . . . . . . . . .    0.75%
Distribution and/or Service (12b-1) Fees.    0.25%
Other Expenses. . . . . . . . . . . . . .    0.26%
TOTAL ANNUAL FUND OPERATING EXPENSES. . .    1.26%



1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged generally will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired.

3. The following information is added to the "EXAMPLE" for the Fund in the Fund Summary on page 8 of the Prospectus.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee generally will be assessed in addition to the Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                         1      3       5       10
                                                       YEAR   YEARS   YEARS   YEARS
                                                       -----  ------  ------  ------

Dreyfus GVIT International Value Fund Class VI Shares  $ ___  $  ___  $  ___  $  ___



4. The following new information with respect to Class VI shares is included in the "BUYING AND SELLING FUND SHARES - WHO CAN BUY SHARES OF THE FUNDS" section on page 15 of the Prospectus:

Class VI shares of the Dreyfus GVIT International Value Fund are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) and may be sold to separate accounts of unaffiliated insurance companies in the future. Class VI shares generally are subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services necessary for them to receive 12b-1 fees, may sell Class VI shares. Shares are not sold to individual investors.

5. The "BUYING AND SELLING FUND SHARES - SHORT TERM TRADING FEES" section on page 45 of the Prospectus is deleted and replaced with the following:

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases a Fund's portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

In addition, Class III shares of certain Funds are offered in variable insurance contracts designed to be used by short-term traders although the individual Funds are not intended to be timed. The Funds believe that the short-term trading fee imposed on Class VI redemptions will be sufficient to cover the increased costs of such short-term trades in order to protect the entire Funds and their contract owners, but there is no assurance that these Funds and their contract owners will be protected.

For these reasons, the Funds will generally assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner may be subject to a short-term trading fee equal to 1.00% of the amount of the Fund redeemed if the separate account held the Class III or Class VI shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the Class III or Class VI shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund. Short-term trading fees are intended to discourage variable insurance contract owners from short-term trading of Class III and Class VI shares. Short-term trading fees are paid directly to a Fund and designed to offset the cost to that Fund and its contract owners of the excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short term trading in Class III and Class VI shares, but there is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the Fund occurs in a variable insurance contract that offers a Class of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging;

2. Variable insurance contract withdrawals or loans, including required minimum distributions; and

3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

6. The "BUYING AND SELLING FUND SHARES - DISTRIBUTION PLAN" section on page 46 of the Prospectus is deleted and replaced with the following:

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the following Funds to compensate the distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services: Comstock GVIT Value Fund, Dreyfus GVIT International Value Fund, Dreyfus GVIT Mid Cap Index Fund, GVIT Equity 500 Index Fund, and Turner GVIT Growth Focus Fund. Under that Distribution Plan, a Fund pays its distributor from its Class II or Class VI shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II or Class VI shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

7. The tables in the "FINANCIAL HIGHLIGHTS" section beginning on page 48 of the Prospectus are replaced in their entirety by the following tables, which include the unaudited information for each of the classes of the Funds (except Class VI shares which had not yet commenced operations) for the period ended June 30, 2003:

--------------------------------------------------------------------------------

                                                                     COMSTOCK  GVIT  VALUE  FUND
                                  ------------------------------------------------------------------------------------------------
                                                                           CLASS  I  SHARES
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002          2001 (A)          2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . .  $          7.66   $       10.38   $       11.99   $       13.53   $       11.47   $       10.16
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . . . .             0.05            0.12            0.15            0.12            0.05            0.10
Net realized and unrealized
gains
(losses) on investments. . . . .             0.96           (2.72)          (1.61)          (1.54)           2.06            1.44
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             1.01           (2.60)          (1.46)          (1.42)           2.11            1.54
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .            (0.05)          (0.12)          (0.15)          (0.12)          (0.04)          (0.10)
Net realized gains . . . . . . .                -               -               -               -           (0.01)          (0.13)
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .            (0.05)          (0.12)          (0.15)          (0.12)          (0.05)          (0.23)
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . .  $          8.62   $        7.66   $       10.38   $       11.99   $       13.53   $       11.47
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .        13.24% (d)        (25.14%)        (12.15%)        (10.62%)          18.49%          15.13%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
period (000) . . . . . . . . . .  $        47,220   $      39,424   $      52,848   $      55,951   $      29,189   $      14,194
Ratio of expenses to average
net assets . . . . . . . . . . .         1.02% (e)           1.11%           0.95%           0.95%           0.95%           0.95%
Ratio of net investment income
(loss) to average net assets . .         1.41% (e)           1.30%           1.41%           0.96%           0.43%           1.11%
Ratio of expenses (prior to
reimbursements) to
average net assets*. . . . . . .               (f)           1.11%           1.09%           1.11%           1.09%           1.15%
Ratio of net investment income
(loss) (prior to reimbursements)
To average net assets* . . . . .               (f)           1.30%           1.27%           0.80%           0.29%           0.91%
Portfolio turnover (g) . . . . .            67.83%         245.24%         127.03%          72.32%          45.16%          49.12%

See  footnotes  on  page  148.                                       (continued)

--------------------------------------------------------------------------------

                                                                          COMSTOCK  GVIT  VALUE  FUND
                                                                     -------------------------------------
                                                                      CLASS II SHARES     CLASS IV SHARES
                                                                     -------------------------------------
                                                                        PERIOD ENDED       PERIOD ENDED
                                                                     JUNE 30, 2003 (B)       JUNE 30,
                                                                     -------------------------------------
                                                                        (UNAUDITED)         (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . . . . . . . .  $            7.47   $           7.76
                                                                     -------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . . . . . . . . . . .               0.01               0.03
Net realized and unrealized gains (losses) on investments . . . . .               1.16               0.86
                                                                     -------------------------------------
Total investment activities . . . . . . . . . . . . . . . . . . . .               1.17               0.89
                                                                     -------------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . .              (0.03)             (0.03)
                                                                     -------------------------------------
Total distributions . . . . . . . . . . . . . . . . . . . . . . . .              (0.03)             (0.03)
                                                                     -------------------------------------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . . . . . . . .  $            8.61   $           8.62
                                                                     -------------------------------------
                                                                     -------------------------------------

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . .          15.65% (d)         11.45% (d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . . . . . . . . . . .  $             214   $         42,377
Ratio of expenses to average net assets . . . . . . . . . . . . . .           1.20% (e)          0.95% (e)
Ratio of net investment income (loss) to average net assets . . . .           0.58% (e)          1.87% (e)
Ratio of expenses (prior to reimbursements) to average net assets*.           1.25% (e)          0.96% (e)
Ratio of net investment income (loss) (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . . . . . . . . . . .           0.54% (e)          1.86% (e)
Portfolio turnover (g). . . . . . . . . . . . . . . . . . . . . . .              67.83%             67.83%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from March 28, 2003 (commencement of operations) through June 30, 2003.
(c) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                    DREYFUS  GVIT  INTERNATIONAL  VALUE  FUND
                                            -------------------------------------------------------
                                                 CLASS I           CLASS II           CLASS III
                                            -------------------------------------------------------
                                              PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                            JUNE 30, 2003(A)   JUNE 30, 2003(A)   JUNE 30, 2003(A)
                                            -------------------------------------------------------
                                               (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . . . . . . .  $           9.25   $           9.25   $           9.25
                                            -------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . . .              0.12            0.16 (c)           0.06 (c)
Net realized and unrealized gains
(losses) on investments . . . . . . . . .               1.00               0.95               1.03
                                            -------------------------------------------------------
Total investment activities. . . . . . . .              1.12               1.11               1.09
                                            -------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . . . . . . .  $          10.37   $          10.36   $          10.34
                                            -------------------------------------------------------
                                            -------------------------------------------------------

Total Return . . . . . . . . . . . . . . .         12.11% (d)         12.00% (d)         11.78% (d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . . .  $             36   $              3   $         11,167
Ratio of expenses to average net assets. .          0.87% (e)          0.99% (e)          0.85% (e)
Ratio of net investment income (loss)
to average net assets. . . . . . . . . . .          6.79% (e)          9.01% (e)          3.09% (e)
Portfolio turnover (f) . . . . . . . . . .             47.29%             47.29%             47.29%

                                                                     CLASS  IV  SHARES     (B)
                                 ------------------------------------------------------------------------------------------------
                                    SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                  ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2003             2002            2001            2000            1999            1998
                                 ------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . .  $          9.85   $       11.20   $       14.14   $       16.68   $       13.85   $       13.61
                                 ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss). . . . . . . . . . . . .             0.15            0.18            0.12            0.17            0.19            0.15
Net realized and unrealized
gains
(losses) on investments . . . .             0.63           (1.41)          (1.67)          (0.61)           3.61            1.14
                                 ------------------------------------------------------------------------------------------------
Total investment activities . .             0.78           (1.23)          (1.55)          (0.44)           3.80            1.29
                                 ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . . .            (0.27)          (0.12)          (0.17)          (0.19)          (0.16)          (0.10)
Net realized gains. . . . . . .                -               -           (1.22)          (1.91)          (0.81)          (0.95)
                                 ------------------------------------------------------------------------------------------------
Total distributions . . . . . .            (0.27)          (0.12)          (1.39)          (2.10)          (0.97)          (1.05)
                                 ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . . . . .  $         10.36   $        9.85   $       11.20   $       14.14   $       16.68   $       13.85
                                 ------------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------------

Total Return. . . . . . . . . .         8.22% (d)        (11.10%)        (12.20%)         (2.75%)          29.33%          10.13%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
 (000). . . . . . . . . . . . .  $        61,636   $      59,335   $      68,746   $      78,501   $      88,796   $      71,363
Ratio of expenses to average
net assets. . . . . . . . . . .         1.07% (e)           1.00%           1.08%           0.95%           0.98%           1.00%
Ratio of net investment income
(loss) to average net assets. .         3.12% (e)           1.63%           1.04%           1.33%           1.32%           1.18%
Portfolio turnover (f). . . . .            47.29%          35.00%          36.00%          37.00%          41.00%          37.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(b) The Dreyfus GVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.
(c) Net investment income (loss) is based on average shares outstanding for the period.
(d)  Not  annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                                 DREYFUS  GVIT  MID  CAP  INDEX  FUND
                                  ------------------------------------------------------------------------------------------------
                                                                          CLASS  I  SHARES
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002          2001 (A)          2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . . . .  $         11.02   $       13.17   $       13.55   $       12.32   $       10.92   $        9.94
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . .             0.03            0.04            0.07            0.07            0.05            0.09
Net realized and unrealized
gains (losses) on
investments. . . . . . . . . . .             1.29           (2.05)          (0.25)           1.79            2.21            0.98
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             1.32           (2.01)          (0.18)           1.86            2.26            1.07
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .            (0.03)          (0.04)          (0.07)          (0.09)          (0.03)          (0.08)
Net realized gains . . . . . . .                -           (0.10)          (0.13)          (0.54)          (0.83)              -
Tax return of capital. . . . . .                -               -               -               -               -           (0.01)
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .            (0.03)          (0.14)          (0.20)          (0.63)          (0.86)          (0.09)
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . . . .  $         12.31   $       11.02   $       13.17   $       13.55   $       12.32   $       10.92
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .        11.96% (c)        (15.30%)         (1.30%)          15.21%          20.92%          10.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . .  $       314,757   $     285,970   $     257,623   $     145,350   $      20,259   $      10,849
Ratio of expenses to
average net assets . . . . . . .         0.74% (d)           0.74%           0.65%           0.65%           1.03%           1.20%
Ratio of net investment income
(loss) to average net assets . .         0.48% (d)           0.37%           0.53%           0.68%           0.56%           0.79%
Ratio of expenses (prior to
reimbursements) to average
 net assets* . . . . . . . . . .               (e)           0.75%           0.78%           0.90%           1.74%           1.54%
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .               (e)           0.36%           0.40%           0.43%         (0.15%)           0.45%
Portfolio turnover (f) . . . . .             7.09%          27.32%          28.43%          83.45%         275.04%         119.37%

See  footnotes  on  page  158.                                       (continued)

--------------------------------------------------------------------------------

                                                                                 DREYFUS  GVIT
                                                                             MID  CAP  INDEX  FUND
                                                                     ----------------------------------
                                                                               CLASS  II  SHARES
                                                                     ----------------------------------
                                                                      SIX MONTHS ENDED    PERIOD ENDED
                                                                          JUNE 30,        DECEMBER 31,
                                                                            2003            2002 (B)
                                                                     ----------------------------------
                                                                        (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .  $           11.00   $       13.64
                                                                     ----------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . . . . . . . . . . .               0.02            0.02
Net realized and unrealized gains (losses)
on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .               1.29           (2.53)
                                                                     ----------------------------------
Total investment activities . . . . . . . . . . . . . . . . . . . .               1.31           (2.51)
                                                                     ----------------------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . .              (0.02)          (0.03)
Net realized gains. . . . . . . . . . . . . . . . . . . . . . . . .                  -           (0.10)
                                                                     ----------------------------------
Total distributions . . . . . . . . . . . . . . . . . . . . . . . .              (0.02)          (0.13)
                                                                     ----------------------------------
NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . . . . . . . .  $           12.29   $       11.00
                                                                     ----------------------------------
                                                                     ----------------------------------

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . .          11.88% (c)     (18.44%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . . . . . . . . . . .  $           2,904   $       1,232
Ratio of expenses to average net assets . . . . . . . . . . . . . .           0.99% (d)       0.96% (d)
Ratio of net investment income (loss) to average net assets . . . .           0.22% (d)       0.25% (d)
Ratio of expenses (prior to reimbursements) to average net assets*.                 (e)             (e)
Ratio of net investment income (loss) (prior to reimbursements)
to average net assets*. . . . . . . . . . . . . . . . . . . . . . .                 (e)             (e)
Portfolio turnover (f). . . . . . . . . . . . . . . . . . . . . . .               7.09%          27.32%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                           FEDERATED  GVIT  HIGH  INCOME  BOND  FUND
                              ------------------------------------------------------------------------------------------------
                                                                       CLASS  I  SHARES
                              ------------------------------------------------------------------------------------------------
                                 SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    2003             2002          2001 (A)          2000            1999            1998
                              ------------------------------------------------------------------------------------------------
                                (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD. . . . .  $          7.06   $        7.44   $        7.89   $        9.52   $       10.04   $       10.12
                              ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . .             0.28            0.61            0.76            0.89            0.83            0.66
Net realized and
unrealized  gains
(losses) on investments. . .             0.65           (0.38)          (0.45)          (1.62)          (0.52)          (0.08)
                              ------------------------------------------------------------------------------------------------
Total investment activities.             0.93            0.23            0.31           (0.73)           0.31            0.58
                              ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . .            (0.27)          (0.61)          (0.76)          (0.89)          (0.83)          (0.66)
Tax return of capital. . . .                -               -               -           (0.01)              -               -
                              ------------------------------------------------------------------------------------------------
Total distributions. . . . .            (0.27)          (0.61)          (0.76)          (0.90)          (0.83)          (0.66)
                              ------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD. . . . . . . .  $          7.72   $        7.06   $        7.44   $        7.89   $        9.52   $       10.04
                              ------------------------------------------------------------------------------------------------
                              ------------------------------------------------------------------------------------------------

Total Return . . . . . . . .        13.36% (b)           3.23%           4.22%         (8.28%)           3.19%           5.80%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
Period  (000). . . . . . . .  $       231,854   $     162,733   $     114,022   $      78,631   $      64,754   $      36,630
Ratio of expenses to
average net assets . . . . .         0.97% (c)           0.97%           0.95%           0.95%           0.95%           0.95%
Ratio of net investment
Income (loss) to average
net assets . . . . . . . . .         8.10% (c)           8.82%           9.96%          10.44%           8.81%           7.88%
Ratio of expenses (prior
to reimbursements) to
average net assets*. . . . .               (d)           0.97%           1.03%           1.12%           1.15%           1.12%
Ratio of net investment
Income (loss) (prior to
reimbursements) to
average net assets*. . . . .               (d)           8.82%           9.88%          10.27%           8.61%           7.71%
Portfolio turnover . . . . .            17.08%          30.59%          31.64%          18.12%          22.04%          24.25%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  Not  Annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                                               GVIT  EQUITY  500  INDEX  FUND
                                                              ----------------------------------------------------------------
                                                                                     CLASS  IV  SHARES
                                                              ----------------------------------------------------------------
                                                                 SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                               ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                  2003 (A)           2002            2001          2000 (B)
                                                              ----------------------------------------------------------------
                                                                (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . . . . . .  $          6.24   $        8.12   $        9.36   $       10.00
                                                              ----------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss) . . . . . . . . . . . . . . . .             0.05            0.10            0.09            0.09
Net realized and unrealized gains (losses) on investments. .             0.67           (1.89)          (1.22)          (0.73)
                                                              ----------------------------------------------------------------
Total investment activities. . . . . . . . . . . . . . . . .             0.72           (1.79)          (1.13)          (0.64)
                                                              ----------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . . . . . . . . . . . . . . . .            (0.13)          (0.09)          (0.09)              -
Net realized gains . . . . . . . . . . . . . . . . . . . . .                -               -           (0.02)              -
                                                              ----------------------------------------------------------------
Total distributions. . . . . . . . . . . . . . . . . . . . .            (0.13)          (0.09)          (0.11)              -
                                                              ----------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD. . . . . . . . . . . . . . .  $          6.83   $        6.24   $        8.12   $        9.36
                                                              ----------------------------------------------------------------
                                                              ----------------------------------------------------------------

Total Return . . . . . . . . . . . . . . . . . . . . . . . .        11.66% (c)        (22.31%)        (12.24%)       6.40% (c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000) . . . . . . . . . . . . .  $       251,667   $     235,961   $     324,915   $     366,338
Ratio of expenses to average net assets. . . . . . . . . . .         0.28% (d)           0.28%           0.28%       0.28% (d)
Ratio of net investment income (loss) to average net assets.         1.50% (d)           1.32%           1.06%       0.99% (d)
Ratio of expenses (prior to reimbursements)
to average net assets* . . . . . . . . . . . . . . . . . . .         0.53% (d)           0.50%           0.53%       0.40% (d)
Ratio of net investment income (loss)
(prior to reimbursements) to average
net assets*. . . . . . . . . . . . . . . . . . . . . . . . .         1.25% (d)           1.10%           0.81%       0.87% (d)
Portfolio turnover . . . . . . . . . . . . . . . . . . . . .             1.33%          19.00%           6.00%           5.00%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The GVIT Equity 500 Index Fund retained the history of the Market Street Equity 500 Index Fund and the existing shares of the Fund were designated Class IV shares.
(b) For the period from February 7, 2000 (commencement of operations) through December 31, 2000.
(c)  Not  annualized.
(d)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                               JP  MORGAN  GVIT  BALANCED  FUND
                               ------------------------------------------------------------------------------------------------
                                                                       CLASS  I  SHARES
                               ------------------------------------------------------------------------------------------------
                                  SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                     2003             2002          2001 (A)          2000            1999            1998
                               ------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD . . . . .  $          8.06   $        9.40   $       10.00   $       10.31   $       10.58   $       10.10
                               ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss). . . . . . . . . . . .             0.08            0.19            0.22            0.28            0.37            0.30
Net realized and
 unrealized
Gains (losses)
on investments. . . . . . . .             0.62           (1.34)          (0.60)          (0.30)          (0.28)           0.51
                               ------------------------------------------------------------------------------------------------
Total investment activities .             0.70           (1.15)          (0.38)          (0.02)           0.09            0.81
                               ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income . . . .            (0.07)          (0.19)          (0.22)          (0.29)          (0.36)          (0.30)
Net realized gains. . . . . .                -               -               -               -               -           (0.03)
                               ------------------------------------------------------------------------------------------------
Total distributions . . . . .            (0.07)          (0.19)          (0.22)          (0.29)          (0.36)          (0.33)
                               ------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD . . . . . . . .  $          8.69   $        8.06   $        9.40   $       10.00   $       10.31   $       10.58
                               ------------------------------------------------------------------------------------------------
                               ------------------------------------------------------------------------------------------------

Total Return. . . . . . . . .         8.73% (c)        (12.31%)         (3.77%)         (0.35%)           0.87%           8.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000) . . . . . . . . . . . .  $       160,482   $     147,289   $     149,875   $     112,577   $      78,157   $      40,885
Ratio of expenses to average
net assets. . . . . . . . . .         0.99% (d)           0.99%           0.90%           0.90%           0.90%           0.90%
Ratio of net investment
income (loss)
to average net assets . . . .         1.86% (d)           2.22%           2.34%           2.86%           3.68%           3.81%
Ratio of expenses (prior to
reimbursements) to average
net assets*. . . . . . . . .                (e)           1.00%           1.03%           1.07%           1.00%           0.96%
Ratio of net investment I
ncome (loss) (prior
to reimbursements)
to average net assets*. . . .               (e)           2.21%           2.21%           2.69%           3.58%           3.75%
Portfolio turnover (f). . . .           175.34%         297.08%         181.89%         252.43%         103.69%         137.35%

See  footnotes  on  page  143.                                       (continued)

--------------------------------------------------------------------------------

                                                                                           JP MORGAN GVIT
                                                                                           BALANCED FUND
                                                                                         ------------------
                                                                                          CLASS IV SHARES
                                                                                         ------------------
                                                                                            PERIOD ENDED
                                                                                         JUNE 30, 2003 (B)
                                                                                         ------------------
                                                                                            (UNAUDITED)
NET ASSET VALUE-BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . .  $            8.23
                                                                                         ------------------
INVESTMENT ACTIVITIES:
Net investment income (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               0.02
Net realized and unrealized gains (losses) on investments . . . . . . . . . . . . . . .               0.47
                                                                                         ------------------
Total investment activities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               0.49
                                                                                         ------------------
DISTRIBUTIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (0.03)
                                                                                         ------------------
Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (0.03)
                                                                                         ------------------
NET ASSET VALUE-END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            8.69
                                                                                         ------------------
                                                                                         ------------------

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5.99% (c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000). . . . . . . . . . . . . . . . . . . . . . . . . . .  $          62,489
Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . .           0.91% (d)
Ratio of net investment income (loss) to average net assets . . . . . . . . . . . . . .           1.79% (d)
Ratio of expenses (prior to reimbursements) to average net assets*. . . . . . . . . . .               0.94%
Ratio of net investment income (loss) (prior to reimbursements) to average net assets*.               1.76%
Portfolio turnover (f). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             175.34%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from April 28, 2003 (commencement of operations) through June 30, 2003.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                   TURNER  GVIT  GROWTH  FOCUS  FUND
                           --------------------------------------------------------------------------------------------------
                                                     CLASS  I  SHARES                               CLASS  III  SHARES
                           --------------------------------------------------------------------------------------------------
                              SIX MONTHS       YEAR ENDED      YEAR ENDED     PERIOD ENDED      SIX MONTHS      PERIOD ENDED
                            ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                 2003             2002          2001 (A)        2000 (B)           2003           2002 (C)
                             (UNAUDITED)                                                       (UNAUDITED)
                           --------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF
PERIOD. . . . . . . . . .  $          2.08   $        3.64   $        5.97   $       10.00   $          2.10   $        2.73
                           --------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment
 income (loss). . . . . .            (0.01)          (0.04)          (0.02)          (0.01)         (0.01)(h)          (0.01)
Redemption fees . . . . .                -            0.01               -               -                 -            0.01
Net realized and
unrealized gains
(losses) on investments .             0.47           (1.53)          (2.31)          (4.02)             0.47           (0.63)
                           --------------------------------------------------------------------------------------------------
Total investment
activities. . . . . . . .             0.46           (1.56)          (2.33)          (4.03)             0.46           (0.63)
                           --------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD . . . . . .  $          2.54   $        2.08   $        3.64   $        5.97   $          2.56   $        2.10
                           --------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------

Total Return. . . . . . .        22.12% (d)        (42.86%)        (39.03%)     (40.30%)(d)        21.90% (d)     (23.08%)(d)
RATIOS/SUPPLEMENTAL
DATA:
Net Assets, at end of
period (000). . . . . . .  $         4,747   $       3,891   $      13,044   $       5,530   $         4,292   $       2,482
Ratio of expenses to
average net assets. . . .         1.07% (e)           1.06%           1.33%       1.35% (e)         1.10% (e)       1.13% (e)
Ratio of net investment
income (loss) to
verage net assets . . . .        (0.64%)(e)         (0.64%)         (0.77%)     (0.55%) (e)       (0.70%) (e)      (0.58%)(e)
Ratio of expenses (prior
to reimbursements) to
average net assets* . . .               (f)           1.06%           1.97%       5.03% (e)               (f)             (f)
Ratio of net investment
income (loss) (prior  to
reimbursements) to
average net assets* . . .               (f)         (0.64%)         (1.41%)      (4.23%)(e)               (f)             (f)
Portfolio turnover (g). .           274.24%         906.43%        1256.23%         867.40%           274.24%         906.43%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Net investment income (loss) is based on average shares outstanding during the period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                                                           VAN  KAMPEN  GVIT  MULTI  SECTOR  BOND  FUND
                                  ------------------------------------------------------------------------------------------------
                                                                          CLASS  I  SHARES
                                  ------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   ENDED JUNE 30,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2003             2002          2001 (A)          2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
NET ASSET VALUE-
BEGINNING OF PERIOD. . . . . . .  $          9.28   $        9.14   $        9.28   $        9.37   $        9.82   $       10.05
                                  ------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income
(loss) . . . . . . . . . . . . .             0.18            0.42            0.54            0.61            0.61            0.48
Net realized and unrealized
gains
(losses) on investments. . . . .             0.53            0.22           (0.16)          (0.10)          (0.47)          (0.22)
                                  ------------------------------------------------------------------------------------------------
Total investment activities. . .             0.71            0.64            0.38            0.51            0.14            0.26
                                  ------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income. . . . . .            (0.26)          (0.50)          (0.52)          (0.60)          (0.59)          (0.47)
Net realized gains . . . . . . .                -               -               -               -               -           (0.01)
Tax return of capital. . . . . .                -               -               -               -               -           (0.01)
                                  ------------------------------------------------------------------------------------------------
Total distributions. . . . . . .            (0.26)          (0.50)          (0.52)          (0.60)          (0.59)          (0.49)
                                  ------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD. . . . . . . . . .  $          9.73   $        9.28   $        9.14   $        9.28   $        9.37   $        9.82
                                  ------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . .         7.71% (b)           7.21%           4.19%           5.65%           1.56%           2.60%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
(000). . . . . . . . . . . . . .  $       232,505   $     209,280   $     177,324   $     132,227   $      72,862   $      36,965
Ratio of expenses to average
net assets . . . . . . . . . . .         1.01% (c)           1.01%           0.90%           0.90%           0.90%           0.90%
Ratio of net investment income
(loss) to average net assets . .         3.73% (c)           4.61%           5.99%           7.07%           7.03%           6.42%
Ratio of expenses (prior to
reimbursements) to average
net assets*. . . . . . . . . . .               (d)           1.02%           1.04%           1.09%           1.02%           0.96%
Ratio of net investment income
(loss) (prior to reimbursements)
to average net assets* . . . . .               (d)           4.60%           5.85%           6.88%           6.91%           6.36%
Portfolio turnover . . . . . . .           131.95%         385.94%         340.77%         399.03%         242.89%         287.69%

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  the  period.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

The Prospectus for the Dreyfus GVIT International Value Fund has been filed with Post-Effective Amendment No. 62 on April 28, 2003 and is incorporated herein by reference.

--------------------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH __, 2004

                        GARTMORE VARIABLE INSURANCE TRUST

                            COMSTOCK GVIT VALUE FUND
                      DREYFUS GVIT INTERNATIONAL VALUE FUND
                         DREYFUS GVIT MID CAP INDEX FUND
                      FEDERATED GVIT HIGH INCOME BOND FUND
                     GARTMORE GVIT ASIA PACIFIC LEADERS FUND
                      GARTMORE GVIT DEVELOPING MARKETS FUND
                       GARTMORE GVIT EMERGING MARKETS FUND
                       GARTMORE GVIT EUROPEAN LEADERS FUND
                  GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
                    GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
                    GARTMORE GVIT GLOBAL SMALL COMPANIES FUND
             GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
                       GARTMORE GVIT GLOBAL UTILITIES FUND
                       GARTMORE GVIT GOVERNMENT BOND FUND
                            GARTMORE GVIT GROWTH FUND
                     GARTMORE GVIT INTERNATIONAL GROWTH FUND
               GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
                GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
        GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
              GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
 GARTMORE GVIT MID CAP GROWTH FUND (FORMERLY "STRONG GVIT MID CAP GROWTH FUND")
                         GARTMORE GVIT MONEY MARKET FUND
                       GARTMORE GVIT MONEY MARKET FUND II
   GARTMORE GVIT NATIONWIDE FUND (FORMERLY "GARTMORE GVIT TOTAL RETURN FUND")
                      GARTMORE GVIT NATIONWIDE LEADERS FUND
                             GARTMORE GVIT OTC FUND
                GARTMORE GVIT NATIONWIDE PRINCIPAL PROTECTED FUND
                     GARTMORE GVIT U.S. GROWTH LEADERS FUND
                      GARTMORE GVIT WORLDWIDE LEADERS FUND
                           GVIT EQUITY 500 INDEX FUND
                             GVIT SMALL COMPANY FUND
                           GVIT SMALL CAP GROWTH FUND
                            GVIT SMALL CAP VALUE FUND
                         J.P. MORGAN GVIT BALANCED FUND
                      NATIONWIDE GVIT STRATEGIC VALUE FUND

Turner  GVIT  Growth  Focus  Fund

Van Kampen GVIT Multi Sector Bond Fund (formerly "MAS GVIT Multi Sector Bond Fund")

Gartmore Variable Insurance Trust (the "Trust"), a Massachusetts business trust, is a registered open-end investment company currently consisting of 38 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").

This Statement of Additional Information is not a prospectus but this Statement of Additional Information is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:

Comstock GVIT Value Fund, Dreyfus GVIT International Value Fund, Dreyfus GVIT Mid Cap Index Fund, Federated GVIT High Income Bond Fund, GVIT Equity 500 Index Fund, J.P. Morgan GVIT Balanced Fund, Turner GVIT Growth Focus Fund and Van Kampen GVIT Multi Sector Bond Fund dated April 28, 2003(as supplemented March __, 2004).

Dreyfus GVIT Mid Cap Index Fund (Class II) dated April 28, 2003 (as revised May 23, 2003).

GVIT  Small  Cap  Value  Fund, GVIT Small Company Fund and GVIT Small Cap Growth
Fund  dated  April  28,  2003  (as  supplemented  September  30,  2003).

Nationwide  GVIT  Strategic  Value  Fund  dated  April  28,  2003.

Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund and Gartmore GVIT Mid Cap Growth Fund dated April 28, 2003.

Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund dated April 28, 2003.

Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Health Sciences Fund dated April 28, 2003 (as supplemented July 9, 2003 and March __, 2004).

Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund dated April 28, 2003 (as supplemented March __, 2004)

Gartmore GVIT Global Small Companies Fund dated April 28, 2003 (shares of this Fund are not currently offered).

Gartmore GVIT OTC Fund dated April 28, 2003 (shares of this Fund are not currently offered).

Gartmore GVIT Nationwide Principal Protected Fund dated April 30, 2003 (shares of this Fund are not currently offered).

Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund and Gartmore GVIT Worldwide Leaders Fund, dated April 28, 2003.

Gartmore GVIT Asia Pacific Leaders Fund and Gartmore GVIT European Leaders Fund dated April 28, 2003 (shares of these Funds are not currently offered).

Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations Conservative Fund (collectively the "GVIT Investor Destinations Funds") dated April 28, 2003( as supplemented March __, 2004)

Gartmore  GVIT  Money  Market  Fund  II  dated  April  28,  2003.

Gartmore  GVIT  Developing  Markets  Fund  dated  June  23,  2003.

Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2202, or by calling toll free 1-800-848-6331.

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                        PAGE
-----------------------------------------------------------------------  ----

General Information and History . . . . . . . . . . . . . . . . . . . .     1
-----------------------------------------------------------------------  ----
Additional Information on Portfolio Instruments and Investment Policies     2
-----------------------------------------------------------------------  ----
Description of Portfolio Instruments and Investment Policies. . . . . .     9
-----------------------------------------------------------------------  ----
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . .    55
-----------------------------------------------------------------------  ----
Major Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . .    61
-----------------------------------------------------------------------  ----
Trustees and Officers of the Trust. . . . . . . . . . . . . . . . . . .    74
-----------------------------------------------------------------------  ----
Investment Advisory and Other Services. . . . . . . . . . . . . . . . .    81
-----------------------------------------------------------------------  ----
Brokerage Allocations . . . . . . . . . . . . . . . . . . . . . . . . .   109
-----------------------------------------------------------------------  ----
Purchases, Redemptions and Pricing of Shares. . . . . . . . . . . . . .   118
-----------------------------------------------------------------------  ----
Performance Advertising . . . . . . . . . . . . . . . . . . . . . . . .   119
-----------------------------------------------------------------------  ----
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .   126
-----------------------------------------------------------------------  ----
Tax Status. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   128
-----------------------------------------------------------------------  ----
Other Tax Consequences. . . . . . . . . . . . . . . . . . . . . . . . .   128
-----------------------------------------------------------------------  ----
Tax Consequences to Shareholders. . . . . . . . . . . . . . . . . . . .   129
-----------------------------------------------------------------------  ----
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .   129
-----------------------------------------------------------------------  ----
Appendix A - Debt Ratings . . . . . . . . . . . . . . . . . . . . . . .   130
-----------------------------------------------------------------------  ----

--------------------------------------------------------------------------------

GENERAL  INFORMATION  AND  HISTORY

Gartmore Variable Insurance Trust, formerly Nationwide Separate Account Trust, is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in 39 separate series, each with its own investment objective.

On April 28, 2003, the All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Balanced,
Bond, Equity 500 Index, International, Mid Cap Growth, and Money Market Portfolios, eight series portfolios of Market Street Fund, reorganized with and into the Gartmore GVIT Total Return, Gartmore GVIT Growth, Comstock GVIT Value, GVIT Small Company, GVIT Small Cap Value, J.P. Morgan GVIT Balanced, Gartmore GVIT Government Bond, GVIT Equity 500 Index, Dreyfus GVIT International Value, Gartmore GVIT Mid Cap Growth and Gartmore GVIT Money Market Funds, respectively. On June 23, 2003, the Montgomery Variable Series: Emerging Markets Fund, a series portfolio of The Montgomery Funds III, reorganized with and into the Gartmore GVIT Developing Markets Fund.

The  following  Funds are diversified funds as defined in the Investment Company
Act  of  1940,  as  amended  (the  "1940  Act"):

Comstock  GVIT  Value  Fund,
Dreyfus  GVIT  International  Value  Fund,
Dreyfus  GVIT  Mid  Cap  Index  Fund,
Federated  GVIT  High  Income  Bond  Fund,
Gartmore  GVIT  Developing  Markets  Fund,
Gartmore  GVIT  Emerging  Markets  Fund,
Gartmore  GVIT  Global  Small  Companies  Fund,
Gartmore  GVIT  Government  Bond  Fund,
Gartmore  GVIT  Growth  Fund,
Gartmore  GVIT  International  Growth  Fund,
Gartmore  GVIT  Mid  Cap  Growth  Fund,
Gartmore  GVIT  Money  Market  Fund,
Gartmore  GVIT  Money  Market  Fund  II,
Gartmore  GVIT  Nationwide  Fund,
Gartmore  GVIT  Principal  Protected  Fund,
Gartmore  GVIT  OTC  Fund,
GVIT  Small  Cap  Growth  Fund,
GVIT  Small  Cap  Value  Fund,
GVIT  Small  Company  Fund,
J.P.  Morgan  GVIT  Balanced  Fund,
Nationwide  GVIT  Strategic  Value  Fund,  and
Van  Kampen  GVIT  Multi  Sector  Bond  Fund.

The  following  Funds  are  not  diversified  funds:

Grtmore  GVIT  Asia  Pacific  Leaders  Fund,
Gartmore  GVIT  European  Leaders  Fund,
Gartmore  GVIT  Global  Financial  Services  Fund,
Gartmore  GVIT  Global  Health  Sciences  Fund,
Gartmore  GVIT  Global  Technology  and  Communications  Fund,
Gartmore  GVIT  Global  Utilities  Fund,
Gartmore  GVIT  Nationwide  Leaders  Fund,
Gartmore  GVIT  U.S.  Growth  Leaders  Fund,
Gartmore  GVIT  Worldwide  Leaders  Fund,
GVIT  Equity  500  Index  Fund,
Turner  GVIT  Growth  Focus  Fund,  and
each  of  the  GVIT  Investor  Destinations  Funds.

ADDITIONAL  INFORMATION  ON  PORTFOLIO  INSTRUMENTS  AND  INVESTMENT  POLICIES

ALL  FUNDS

The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information (SAI) contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

With respect to the GVIT Investor Destinations Funds, this Statement of Additional Information uses the term "Fund" to include the Underlying Funds in which such Funds invest. Please review the discussions in the Prospectus for further information regarding the investment objectives and policies of each GVIT Investor Destinations Fund, including their respective Underlying Funds.

--------------------------------------------------------------------------------


TYPE                           GARTMORE  DREYFUS
OF                               GVIT     GVIT              GVIT   GVIT   GARTMORE   COMSTOCK                J.P.     GARTMORE
INVESTMENT           GARTMORE    MID       MID     GVIT    SMALL   SMALL    GVIT       GVIT     GARTMORE    MORGAN      GVIT
OR                     GVIT      CAP       CAP     SMALL    CAP     CAP   WORLDWIDE   VALUE       GVIT       GVIT    GOVERNMENT
TECHNIQUE             GROWTH    GROWTH    INDEX   COMPANY  GROWTH  VALUE   LEADERS             NATIONWIDE  BALANCED     BOND
-------------------  --------  --------  -------  -------  ------  -----  ---------            ----------  --------  ----------

U.S.
COMMON
STOCKS. . . . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------
PREFERRED
STOCKS. . . . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------
SMALL
COMPANY
STOCKS. . . . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------
SPECIAL
SITUATION
COMPANIES . . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------
ILLIQUID
SECURITIES. . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
RESTRICTED
SECURITIES. . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES. . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
LIMITED
LIABILITY
COMPANIES                                         Y                                  Y
-------------------                               -------                            --------
INVESTMENT
COMPANIES . . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
REAL
ESTATE
SECURITIES                     Y         Y        Y        Y       Y      Y          Y                     Y
-------------------            --------  -------  -------  ------  -----  ---------  --------              --------
SECURITIES
OF
FOREIGN
ISSUERS . . . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
DEPOSITARY
RECEIPTS. . . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------
SECURITIES
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS                                           Y        Y              Y          Y                     Y
-------------------                               -------  ------         ---------  --------              --------
CONVERTIBLE
SECURITIES. . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
LONG-TERM
DEBT                                     Y        Y        Y       Y                 Y                     Y         Y
-------------------                      -------  -------  ------  -----             --------              --------  ----------
LONG-TERM
DEBT
WHEN
ORIGINALLY
ISSUED
BUT
WITH
LESS
THAN
397
DAYS
REMAINING
TO
MATURITY. . . . . .  Y                   Y        Y        Y       Y                 Y         Y           Y         Y
-------------------  --------            -------  -------  ------  -----             --------  ----------  --------  ----------
SHORT-TERM
DEBT. . . . . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
FLOATING
AND
VARIABLE
RATE
SECURITIES. . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
ZERO
COUPON
SECURITIES                     Y         Y        Y        Y                         Y                     Y         Y
-------------------            --------  -------  -------  ------                    --------              --------  ----------
STEP-COUPON
SECURITIES                                                                           Y
-------------------                                                                  --------
PAY-IN-KIND
BONDS                                    Y                 Y                         Y                     Y
-------------------                      -------           ------                    --------              --------
DEFERRED
PAYMENT
SECURITIES                               Y                 Y                         Y                     Y
-------------------                      -------           ------                    --------              --------
BRADY
BONDS                                                                                                      Y
-------------------                                                                                        --------
NON-INVESTMENT
GRADE
DEBT                                     Y        Y        Y                         Y                     Y
-------------------                      -------  -------  ------                    --------              --------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $)                                        Y                       Y                                Y         Y
-------------------                               -------                 ---------                        --------  ----------
FOREIGN
COMMERCIAL
PAPER(DENOMINATED
IN U.S. $). . . . .  Y                            Y                       Y          Y         Y           Y
-------------------  --------                     -------                 ---------  --------  ----------  --------
DURATION                                                                  Y                                          Y
-------------------                                                       ---------                                  ----------
U.S.
GOVERNMENT
SECURITIES. . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
MONEY
MARKET
INSTRUMENTS . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
-------------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
MORTGAGE-BACKED
SECURITIES                               Y        Y                                                        Y         Y
-------------------                      -------  -------                                                  --------  ----------

                      VAN
TYPE                 KAMPEN  FEDERATED            GARTMORE
OF                    GVIT     GVIT     GARTMORE    GVIT    TURNER
INVESTMENT           MULTI     HIGH       GVIT     MONEY     GVIT
OR                   SECTOR   INCOME     MONEY     MARKET   GROWTH
TECHNIQUE             BOND     BOND      MARKET      II     FOCUS
-------------------  ------  ---------  --------  --------  ------

U.S.
COMMON
STOCKS                       Y                              Y
-------------------          ---------                      ------
PREFERRED
STOCKS                       Y                              Y
-------------------          ---------                      ------
SMALL
COMPANY
STOCKS                       Y                              Y
-------------------          ---------                      ------
SPECIAL
SITUATION
COMPANIES                    Y                              Y
-------------------          ---------                      ------
ILLIQUID
SECURITIES. . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
RESTRICTED
SECURITIES. . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES. . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
LIMITED
LIABILITY
COMPANIES                    Y                              Y
-------------------          ---------                      ------
INVESTMENT
COMPANIES . . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
REAL
ESTATE
SECURITIES. . . . .  Y       Y                              Y
-------------------  ------  ---------                      ------
SECURITIES
OF
FOREIGN
ISSUERS . . . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
DEPOSITARY
RECEIPTS. . . . . .  Y       Y                              Y
-------------------  ------  ---------                      ------
SECURITIES
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS . . . . . .  Y       Y                              Y
-------------------  ------  ---------                      ------
CONVERTIBLE
SECURITIES. . . . .  Y       Y
-------------------  ------  ---------
LONG-TERM
DEBT. . . . . . . .  Y       Y
-------------------  ------  ---------
LONG-TERM
DEBT
WHEN
ORIGINALLY
ISSUED
BUT
WITH
LESS
THAN
397
DAYS
REMAINING
TO
MATURITY. . . . . .  Y       Y          Y         Y
-------------------  ------  ---------  --------  --------
SHORT-TERM
DEBT. . . . . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
FLOATING
AND
VARIABLE
RATE
SECURITIES. . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
ZERO
COUPON
SECURITIES. . . . .  Y       Y
-------------------  ------  ---------
STEP-COUPON
SECURITIES. . . . .  Y       Y
-------------------  ------  ---------
PAY-IN-KIND
BONDS . . . . . . .  Y       Y
-------------------  ------  ---------
DEFERRED
PAYMENT
SECURITIES. . . . .  Y       Y
-------------------  ------  ---------
BRADY
BONDS . . . . . . .  Y
-------------------  ------
NON-INVESTMENT
GRADE
DEBT. . . . . . . .  Y       Y
-------------------  ------  ---------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $). . . . .  Y                  Y         Y
-------------------  ------             --------  --------
FOREIGN
COMMERCIAL
PAPER(DENOMINATED
IN U.S. $). . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
DURATION. . . . . .  Y       Y
-------------------  ------  ---------
U.S.
GOVERNMENT
SECURITIES. . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
MONEY
MARKET
INSTRUMENTS . . . .  Y       Y          Y         Y         Y
-------------------  ------  ---------  --------  --------  ------
MORTGAGE-BACKED
SECURITIES. . . . .  Y       Y          Y         Y
-------------------  ------  ---------  --------  --------

--------------------------------------------------------------------------------


                      GARTMORE
                        GVIT
                       GLOBAL                                                   GARTMORE
TYPE                 TECHNOLOGY    GARTMORE                           GARTMORE    GVIT                           GARTMORE
OF                      AND          GVIT    GARTMORE    GARTMORE       GVIT     GLOBAL               GARTMORE     GVIT
INVESTMENT         COMMUNICATIONS   GLOBAL     GVIT        GVIT       EUROPEAN    SMALL    GARTMORE     GVIT       U.S.
OR                                  HEALTH   EMERGING  INTERNATIONAL  LEADERS   COMPANIES    GVIT    NATIONWIDE   GROWTH
TECHNIQUE                II        SCIENCES  MARKETS      GROWTH                             OTC      LEADERS    LEADERS
-----------------  --------------  --------  --------  -------------                       --------  ----------  --------

U.S.
COMMON
STOCKS. . . . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
PREFERRED
STOCKS. . . . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
SMALL
COMPANY
STOCKS. . . . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
SPECIAL
SITUATION
COMPANIES . . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
ILLIQUID
SECURITIES. . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
RESTRICTED
SECURITIES. . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES. . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
LIMITED
LIABILITY
COMPANIES                                    Y         Y
-----------------                            --------  -------------
INVESTMENT
COMPANIES . . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
REAL
ESTATE
SECURITIES. . . .  Y               Y         Y         Y              Y         Y          Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------
SECURITIES
OF
FOREIGN
ISSUERS . . . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
DEPOSITARY
RECEIPTS. . . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
SECURITIES
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS . . . . .  Y               Y         Y         Y              Y         Y          Y                     Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------              --------
CONVERTIBLE
SECURITIES. . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
LONG-TERM
DEBT                                         Y         Y                                                         Y
-----------------                            --------  -------------                                             --------
LONG-TERM
DEBT
WHEN
ORIGINALLY
ISSUED
BUT
WITH
LESS
THAN
397
DAYS
REMAINING
TO
MATURITY                                     Y         Y                                             Y           Y
-----------------                            --------  -------------                                 ----------  --------
SHORT-TERM
DEBT. . . . . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
FLOATING
AND
VARIABLE
RATE
SECURITIES. . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
ZERO
COUPON
SECURITIES                                   Y         Y              Y
-----------------                            --------  -------------  --------
STEP-COUPON
SECURITIES                                   Y         Y
-----------------                            --------  -------------
PAY-IN-KIND
BONDS                                        Y         Y
-----------------                            --------  -------------
DEFERRED
PAYMENT
SECURITIES                                   Y         Y
-----------------                            --------  -------------
BRADY
BONDS                                        Y         Y              Y
-----------------                            --------  -------------  --------
NON-INVESTMENT
GRADE
DEBT                                         Y         Y                                                         Y
-----------------                            --------  -------------                                             --------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $)                                   Y         Y              Y         Y          Y
-----------------                            --------  -------------  --------  ---------  --------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $)                         Y         Y         Y              Y         Y          Y         Y
-----------------                  --------  --------  -------------  --------  ---------  --------  ----------
DURATION                                     Y         Y              Y         Y          Y
-----------------                            --------  -------------  --------  ---------  --------
U.S.
GOVERNMENT
SECURITIES. . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
MONEY
MARKET
INSTRUMENTS . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y
-----------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------
MORTGAGE-BACKED
SECURITIES                                   Y         Y                                                         Y
-----------------                            --------  -------------                                             --------

TYPE               GARTMORE  GARTMORE
OF                   GVIT      GVIT     GARTMORE
INVESTMENT           ASIA     GLOBAL      GVIT
OR                 PACIFIC   FINANCIAL   GLOBAL
TECHNIQUE          LEADERS   SERVICES   UTILITIES
-----------------  --------  ---------  ---------

U.S.
COMMON
STOCKS. . . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
PREFERRED
STOCKS. . . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
SMALL
COMPANY
STOCKS. . . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
SPECIAL
SITUATION
COMPANIES . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
ILLIQUID
SECURITIES. . . .  Y         Y          Y
-----------------  --------  ---------  ---------
RESTRICTED
SECURITIES. . . .  Y         Y          Y
-----------------  --------  ---------  ---------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES. . . .  Y         Y          Y
-----------------  --------  ---------  ---------
LIMITED
LIABILITY
COMPANIES
-----------------
INVESTMENT
COMPANIES . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
REAL
ESTATE
SECURITIES                   Y          Y
-----------------            ---------  ---------
SECURITIES
OF
FOREIGN
ISSUERS . . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
DEPOSITARY
RECEIPTS. . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
SECURITIES
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS . . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
CONVERTIBLE
SECURITIES. . . .  Y         Y          Y
-----------------  --------  ---------  ---------
LONG-TERM
DEBT. . . . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
LONG-TERM
DEBT
WHEN
ORIGINALLY
ISSUED
BUT
WITH
LESS
THAN
397
DAYS
REMAINING
TO
MATURITY. . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
SHORT-TERM
DEBT. . . . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
FLOATING
AND
VARIABLE
RATE
SECURITIES. . . .  Y         Y          Y
-----------------  --------  ---------  ---------
ZERO
COUPON
SECURITIES. . . .  Y         Y          Y
-----------------  --------  ---------  ---------
STEP-COUPON
SECURITIES
-----------------
PAY-IN-KIND
BONDS
-----------------
DEFERRED
PAYMENT
SECURITIES. . . .  Y         Y          Y
-----------------  --------  ---------  ---------
BRADY
BONDS . . . . . .  Y         Y          Y
-----------------  --------  ---------  ---------
NON-INVESTMENT
GRADE
DEBT. . . . . . .  Y
-----------------  --------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . .  Y         Y          Y
-----------------  --------  ---------  ---------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $)
-----------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $)
-----------------
DURATION
-----------------
U.S.
GOVERNMENT
SECURITIES. . . .  Y         Y          Y
-----------------  --------  ---------  ---------
MONEY
MARKET
INSTRUMENTS . . .  Y         Y          Y
-----------------  --------  ---------  ---------
MORTGAGE-BACKED
SECURITIES
-----------------

--------------------------------------------------------------------------------


                                                               GARTMORE
                                   GARTMORE                      GVIT
TYPE                 GARTMORE        GVIT        GARTMORE      INVESTOR      GARTMORE                 GVIT
OF                     GVIT        INVESTOR        GVIT      DESTINATIONS      GVIT      NATIONWIDE  EQUITY     DREYFUS
INVESTMENT           INVESTOR    DESTINATIONS    INVESTOR     MODERATELY     INVESTOR       GVIT      500        GVIT
OR                 DESTINATIONS   MODERATELY   DESTINATIONS  CONSERVATIVE  DESTINATIONS  STRATEGIC   INDEX   INTERNATIONAL
TECHNIQUE           AGGRESSIVE    AGGRESSIVE     MODERATE                  CONSERVATIVE    VALUE                 VALUE
-----------------  ------------  ------------  ------------                ------------  ----------          -------------

U.S.
COMMON
STOCKS. . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
PREFERRED
STOCKS                                                                                   Y           Y       Y
-----------------                                                                        ----------  ------  -------------
SMALL
COMPANY
STOCKS. . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
SPECIAL
SITUATION
COMPANIES . . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
ILLIQUID
SECURITIES. . . .  Y             Y             Y             Y             Y             Y                   Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------          -------------
RESTRICTED
SECURITIES. . . .  Y             Y             Y             Y             Y             Y                   Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------          -------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES. . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
LIMITED
LIABILITY
COMPANIES                                                                                                    Y
-----------------                                                                                            -------------
INVESTMENT
COMPANIES . . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
REAL
ESTATE
SECURITIES                                                                               Y           Y       Y
-----------------                                                                        ----------  ------  -------------
SECURITIES
OF
FOREIGN
ISSUERS . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
DEPOSITARY
RECEIPTS. . . . .  Y             Y             Y             Y             Y                         Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------              ------  -------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS                                                                                              Y       Y
-----------------                                                                                    ------  -------------
CONVERTIBLE
SECURITIES                                                                               Y           Y       Y
-----------------                                                                        ----------  ------  -------------
LONG-TERM
DEBT. . . . . . .  Y             Y             Y             Y             Y             Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------
LONG-TERM
DEBT
WHEN
ORIGINALLY
ISSUED
BUT
WITH
LESS
THAN
397
DAYS
REMAINING
TO
MATURITY. . . . .  Y             Y             Y             Y             Y             Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------
SHORT-TERM
DEBT. . . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
FLOATING
AND
VARIABLE
RATE
SECURITIES. . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
ZERO
COUPON
SECURITIES
-----------------
STEP-COUPON
SECURITIES
-----------------
PAY-IN-KIND
BONDS
-----------------
DEFERRED
PAYMENT
SECURITIES
-----------------
BRADY
BONDS
-----------------
NON-INVESTMENT
GRADE
DEBT                                                                                     Y
-----------------                                                                        ----------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS                                                                              Y           Y       Y
-----------------                                                                        ----------  ------  -------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $). . . .  Y             Y             Y             Y             Y                                 Y
-----------------  ------------  ------------  ------------  ------------  ------------                      -------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $). . . .  Y             Y             Y             Y             Y                                 Y
-----------------  ------------  ------------  ------------  ------------  ------------                      -------------
DURATION. . . . .  Y             Y             Y             Y             Y
-----------------  ------------  ------------  ------------  ------------  ------------
U.S.
GOVERNMENT
SECURITIES. . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
MONEY
MARKET
INSTRUMENTS . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
MORTGAGE-BACKED
SECURITIES. . . .  Y             Y             Y             Y             Y             Y
-----------------  ------------  ------------  ------------  ------------  ------------  ----------

TYPE                            GARTMORE
OF                  GARTMORE      GVIT
INVESTMENT            GVIT     NATIONWIDE
OR                 DEVELOPING  PRINCIPAL
TECHNIQUE           MARKETS    PROTECTED*
-----------------  ----------  ----------

U.S.
COMMON
STOCKS                         G, PG
-----------------              ----------
PREFERRED
STOCKS. . . . . .  Y           G, PG
-----------------  ----------  ----------
SMALL
COMPANY
STOCKS. . . . . .  Y           G, PG
-----------------  ----------  ----------
SPECIAL
SITUATION
COMPANIES . . . .  Y           G, PG
-----------------  ----------  ----------
ILLIQUID
SECURITIES. . . .  Y           G, PG
-----------------  ----------  ----------
RESTRICTED
SECURITIES. . . .  Y           G, PG
-----------------  ----------  ----------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES. . . .  Y           G, PG
-----------------  ----------  ----------
LIMITED
LIABILITY
COMPANIES . . . .  Y
-----------------  ----------
INVESTMENT
COMPANIES . . . .  Y           A
-----------------  ----------  ----------
REAL
ESTATE
SECURITIES. . . .  Y           G, PG
-----------------  ----------  ----------
SECURITIES
OF
FOREIGN
ISSUERS . . . . .  Y           A
-----------------  ----------  ----------
DEPOSITARY
RECEIPTS. . . . .  Y           G, PG
-----------------  ----------  ----------
SECURITIES
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS . . . . .  Y
-----------------  ----------
CONVERTIBLE
SECURITIES. . . .  Y           G, PG
-----------------  ----------  ----------
LONG-TERM
DEBT                           PG
-----------------              ----------
LONG-TERM
DEBT
WHEN
ORIGINALLY
ISSUED
BUT
WITH
LESS
THAN
397
DAYS
REMAINING
TO
MATURITY. . . . .  Y           A
-----------------  ----------  ----------
SHORT-TERM
DEBT. . . . . . .  Y           A
-----------------  ----------  ----------
FLOATING
AND
VARIABLE
RATE
SECURITIES. . . .  Y           A
-----------------  ----------  ----------
ZERO
COUPON
SECURITIES                     G
-----------------              ----------
STEP-COUPON
SECURITIES
-----------------
PAY-IN-KIND
BONDS
-----------------
DEFERRED
PAYMENT
SECURITIES
-----------------
BRADY
BONDS . . . . . .  Y
-----------------  ----------
NON-INVESTMENT
GRADE
DEBT
-----------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . .  Y           PG
-----------------  ----------  ----------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $). . . .  Y
-----------------  ----------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $). . . .  Y           A
-----------------  ----------  ----------
DURATION                       G
-----------------              ----------
U.S.
GOVERNMENT
SECURITIES. . . .  Y           A
-----------------  ----------  ----------
MONEY
MARKET
INSTRUMENTS . . .  Y           A
-----------------  ----------  ----------
MORTGAGE-BACKED
SECURITIES                     G
-----------------              ----------

--------------------------------------------------------------------------------


TYPE                       GARTMORE  DREYFUS
OF                           GVIT     GVIT              GVIT   GVIT   GARTMORE                           J.P.     GARTMORE
INVESTMENT       GARTMORE    MID       MID     GVIT    SMALL   SMALL    GVIT     COMSTOCK   GARTMORE    MORGAN      GVIT
OR                 GVIT      CAP       CAP     SMALL    CAP     CAP   WORLDWIDE    GVIT       GVIT       GVIT    GOVERNMENT
TECHNIQUE         GROWTH    GROWTH    INDEX   COMPANY  GROWTH  VALUE   LEADERS    VALUE    NATIONWIDE  BALANCED     BOND
---------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------

STRIPPED
MORTGAGE-BACKED
SECURITIES                                                                                                       Y
---------------                                                                                                  ----------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                                                                                            Y         Y
---------------                                                                                        --------  ----------
MORTGAGE
DOLLAR
ROLLS                                         Y                                                        Y         Y
---------------                               -------                                                  --------  ----------
ASSET-BACKED
SECURITIES. . .  Y                            Y                                            Y           Y         Y
---------------  --------                     -------                                      ----------  --------  ----------
BANK
AND/OR
SAVINGS
AND
LOAN
OBLIGATIONS . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
---------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
REPURCHASE
AGREEMENTS. . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
---------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
REVERSE
REPURCHASE
AGREEMENTS                 Y         Y        Y        Y       Y      Y          Y                     Y
---------------            --------  -------  -------  ------  -----  ---------  --------              --------
DERIVATIVES . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y
---------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------
WARRANTS. . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y
---------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------
FUTURES . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y
---------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------
OPTIONS . . . .  Y         Y         Y        Y        Y              Y          Y         Y           Y
---------------  --------  --------  -------  -------  ------         ---------  --------  ----------  --------
FOREIGN
CURRENCIES. . .  Y         Y         Y        Y        Y              Y
---------------  --------  --------  -------  -------  ------         ---------
FORWARD
CURRENCY
CONTRACTS                                     Y        Y              Y
---------------                               -------  ------         ---------
BORROWING
MONEY . . . . .  Y         Y         Y        Y        Y       Y      Y          Y         Y           Y         Y
---------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------  --------  ----------
LENDING
OF
PORTFOLIO
SECURITIES. . .  Y         Y         Y        Y        Y       Y      Y          Y         Y                     Y
---------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------            ----------
INVESTMENT
OF
SECURITIES
LENDING
COLLATERAL. . .  Y         Y         Y        Y        Y       Y      Y          Y         Y                     Y
---------------  --------  --------  -------  -------  ------  -----  ---------  --------  ----------            ----------
SHORT
SALES . . . . .  Y         Y         Y        Y                       Y
---------------  --------  --------  -------  -------                 ---------
SWAP
AGREEMENTS
---------------
EXTENDABLE
COMMERCIAL
NOTES
---------------
WRAP
CONTRACTS
---------------
INDEXED
SECURITIES. . .  Y                                                                         Y
---------------  --------                                                                  ----------
STRIP
BONDS                                                                                                            Y
---------------                                                                                                  ----------
NATIONWIDE
CONTRACT
---------------
MUNICIPAL
SECURITIES
---------------

                  VAN
TYPE             KAMPEN  FEDERATED            GARTMORE
OF                GVIT     GVIT     GARTMORE    GVIT    TURNER
INVESTMENT       MULTI     HIGH       GVIT     MONEY     GVIT
OR               SECTOR   INCOME     MONEY     MARKET   GROWTH
TECHNIQUE         BOND     BOND      MARKET      II     FOCUS
---------------  ------  ---------  --------  --------  ------

STRIPPED
MORTGAGE-BACKED
SECURITIES. . .  Y
---------------  ------
COLLATERALIZED
MORTGAGE
OBLIGATIONS . .  Y
---------------  ------
MORTGAGE
DOLLAR
ROLLS . . . . .  Y                                      Y
---------------  ------                                 ------
ASSET-BACKED
SECURITIES. . .  Y       Y          Y         Y
---------------  ------  ---------  --------  --------
BANK
AND/OR
SAVINGS
AND
LOAN
OBLIGATIONS . .  Y       Y          Y         Y         Y
---------------  ------  ---------  --------  --------  ------
REPURCHASE
AGREEMENTS. . .  Y       Y          Y         Y         Y
---------------  ------  ---------  --------  --------  ------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y       Y                              Y
---------------  ------  ---------                      ------
DERIVATIVES . .  Y       Y                              Y
---------------  ------  ---------                      ------
WARRANTS. . . .  Y       Y                              Y
---------------  ------  ---------                      ------
FUTURES . . . .  Y       Y                              Y
---------------  ------  ---------                      ------
OPTIONS . . . .  Y       Y                              Y
---------------  ------  ---------                      ------
FOREIGN
CURRENCIES. . .  Y                                      Y
---------------  ------                                 ------
FORWARD
CURRENCY
CONTRACTS . . .  Y                                      Y
---------------  ------                                 ------
BORROWING
MONEY . . . . .  Y       Y          Y         Y         Y
---------------  ------  ---------  --------  --------  ------
LENDING
OF
PORTFOLIO
SECURITIES. . .  Y       Y                              Y
---------------  ------  ---------                      ------
INVESTMENT
OF
SECURITIES
LENDING
COLLATERAL. . .  Y       Y                              Y
---------------  ------  ---------                      ------
SHORT
SALES                                                   Y
---------------                                         ------
SWAP
AGREEMENTS. . .  Y       Y
---------------  ------  ---------
EXTENDABLE
COMMERCIAL
NOTES                               Y         Y         Y
---------------                     --------  --------  ------
WRAP
CONTRACTS
---------------
INDEXED
SECURITIES
---------------
STRIP
BONDS
---------------
NATIONWIDE
CONTRACT
---------------
MUNICIPAL
SECURITIES                          Y         Y
---------------                     --------  --------

--------------------------------------------------------------------------------


                                 GARTMORE
                    GARTMORE       GVIT
TYPE                  GVIT        GLOBAL                            GARTMORE  GARTMORE                         GARTMORE  GARTMORE
OF                   GLOBAL       HEALTH   GARTMORE    GARTMORE       GVIT      GVIT                GARTMORE     GVIT      GVIT
INVESTMENT         TECHNOLOGY    SCIENCES    GVIT        GVIT       EUROPEAN   GLOBAL    GARTMORE     GVIT       U.S.      ASIA
OR                    AND                  EMERGING  INTERNATIONAL  LEADERS     SMALL      GVIT    NATIONWIDE   GROWTH   PACIFIC
TECHNIQUE        COMMUNICATIONS     II     MARKETS      GROWTH                COMPANIES    OTC      LEADERS    LEADERS   LEADERS
---------------  --------------  --------  --------  -------------            ---------  --------  ----------  --------  --------

STRIPPED
MORTGAGE-BACKED
SECURITIES
---------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
---------------
MORTGAGE
DOLLAR
ROLLS
---------------
ASSET-BACKED
SECURITIES                                                                                         Y           Y
---------------                                                                                    ----------  --------
BANK
AND/OR
SAVINGS
AND
LOAN
OBLIGATIONS . .  Y               Y         Y         Y              Y         Y          Y         Y           Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------  --------
REPURCHASE
AGREEMENTS. . .  Y               Y         Y         Y              Y         Y          Y         Y           Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------  --------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y                                                  Y                                                    Y
---------------  --------------                                     --------                                             --------
DERIVATIVES . .  Y               Y         Y         Y              Y         Y          Y         Y           Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------  --------
WARRANTS. . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------  --------
FUTURES . . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------  --------
OPTIONS . . . .  Y                         Y         Y              Y         Y          Y         Y           Y         Y
---------------  --------------            --------  -------------  --------  ---------  --------  ----------  --------  --------
FOREIGN
CURRENCIES. . .  Y               Y         Y         Y              Y         Y          Y                     Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------  --------              --------  --------
FORWARD
CURRENCY
CONTRACTS . . .  Y               Y         Y         Y              Y         Y          Y                     Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------  --------              --------  --------
BORROWING
MONEY . . . . .  Y               Y         Y         Y              Y         Y          Y         Y           Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------  --------
LENDING
OF
PORTFOLIO
SECURITIES. . .  Y               Y         Y         Y              Y         Y          Y         Y           Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------  --------
INVESTMENT
OF
SECURITIES
LENDING
COLLATERAL. . .  Y               Y         Y         Y              Y         Y          Y         Y           Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------  --------  ----------  --------  --------
SHORT
SALES . . . . .  Y               Y         Y         Y              Y         Y                    Y           Y         Y
---------------  --------------  --------  --------  -------------  --------  ---------            ----------  --------  --------
SWAP
AGREEMENTS                                                                               Y
---------------                                                                          --------
EXTENDABLE
COMMERCIAL
NOTES
---------------
WRAP
CONTRACTS
---------------
INDEXED
SECURITIES                                                                                         Y
---------------                                                                                    ----------
STRIP
BONDS
---------------
NATIONWIDE
CONTRACT
---------------
MUNICIPAL
SECURITIES
---------------

TYPE             GARTMORE
OF                 GVIT     GARTMORE
INVESTMENT        GLOBAL      GVIT
OR               FINANCIAL   GLOBAL
TECHNIQUE        SERVICES   UTILITIES
---------------  ---------  ---------

STRIPPED
MORTGAGE-BACKED
SECURITIES
---------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
---------------
MORTGAGE
DOLLAR
ROLLS
---------------
ASSET-BACKED
SECURITIES
---------------
BANK
AND/OR
SAVINGS
AND
LOAN
OBLIGATIONS . .  Y          Y
---------------  ---------  ---------
REPURCHASE
AGREEMENTS. . .  Y          Y
---------------  ---------  ---------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y          Y
---------------  ---------  ---------
DERIVATIVES . .  Y          Y
---------------  ---------  ---------
WARRANTS. . . .  Y          Y
---------------  ---------  ---------
FUTURES . . . .  Y          Y
---------------  ---------  ---------
OPTIONS . . . .  Y          Y
---------------  ---------  ---------
FOREIGN
CURRENCIES. . .  Y          Y
---------------  ---------  ---------
FORWARD
CURRENCY
CONTRACTS . . .  Y          Y
---------------  ---------  ---------
BORROWING
MONEY . . . . .  Y          Y
---------------  ---------  ---------
LENDING
OF
PORTFOLIO
SECURITIES. . .  Y          Y
---------------  ---------  ---------
INVESTMENT
OF
SECURITIES
LENDING
COLLATERAL. . .  Y          Y
---------------  ---------  ---------
SHORT
SALES . . . . .  Y          Y
---------------  ---------  ---------
SWAP
AGREEMENTS
---------------
EXTENDABLE
COMMERCIAL
NOTES
---------------
WRAP
CONTRACTS
---------------
INDEXED
SECURITIES
---------------
STRIP
BONDS
---------------
NATIONWIDE
CONTRACT
---------------
MUNICIPAL
SECURITIES
---------------

--------------------------------------------------------------------------------


                                                             GARTMORE
                                 GARTMORE                      GVIT
TYPE               GARTMORE        GVIT        GARTMORE      INVESTOR      GARTMORE                 GVIT
OF                   GVIT        INVESTOR        GVIT      DESTINATIONS      GVIT      NATIONWIDE  EQUITY     DREYFUS
INVESTMENT         INVESTOR    DESTINATIONS    INVESTOR     MODERATELY     INVESTOR       GVIT      500        GVIT
OR               DESTINATIONS   MODERATELY   DESTINATIONS  CONSERVATIVE  DESTINATIONS  STRATEGIC   INDEX   INTERNATIONAL
TECHNIQUE         AGGRESSIVE    AGGRESSIVE     MODERATE                  CONSERVATIVE    VALUE                 VALUE
---------------  ------------  ------------  ------------                ------------  ----------          -------------

STRIPPED
MORTGAGE-BACKED
SECURITIES
---------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS . .  Y             Y             Y             Y             Y
---------------  ------------  ------------  ------------  ------------  ------------
MORTGAGE
DOLLAR
ROLLS . . . . .  Y             Y             Y             Y             Y             Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------
ASSET-BACKED
SECURITIES. . .  Y             Y             Y             Y             Y             Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------
BANK
AND/OR
SAVINGS
AND
LOAN
OBLIGATIONS . .  Y             Y             Y             Y             Y             Y           Y       Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
REPURCHASE
AGREEMENTS. . .  Y             Y             Y             Y             Y             Y           Y       Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
REVERSE
REPURCHASE
AGREEMENTS                                                                             Y
---------------                                                                        ----------
DERIVATIVES . .  Y             Y             Y             Y             Y             Y           Y       Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
WARRANTS                                                                               Y           Y       Y
---------------                                                                        ----------  ------  -------------
FUTURES . . . .  Y             Y             Y             Y             Y             Y           Y       Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
OPTIONS . . . .  Y             Y             Y             Y             Y             Y           Y       Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
FOREIGN
CURRENCIES. . .  Y             Y             Y             Y             Y             Y           Y       Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
FORWARD
CURRENCY
CONTRACTS . . .  Y             Y             Y             Y             Y                         Y       Y
---------------  ------------  ------------  ------------  ------------  ------------              ------  -------------
BORROWING
MONEY . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
LENDING
OF
PORTFOLIO
SECURITIES                                                                             Y           Y       Y
---------------                                                                        ----------  ------  -------------
INVESTMENT
OF
SECURITIES
LENDING
COLLATERAL                                                                             Y           Y       Y
---------------                                                                        ----------  ------  -------------
SHORT
SALES . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
SWAP
AGREEMENTS. . .  Y             Y             Y             Y             Y
---------------  ------------  ------------  ------------  ------------  ------------
EXTENDABLE
COMMERCIAL
NOTES . . . . .  Y             Y             Y             Y             Y
---------------  ------------  ------------  ------------  ------------  ------------
WRAP
CONTRACTS . . .  Y             Y             Y             Y             Y
---------------  ------------  ------------  ------------  ------------  ------------
INDEXED
SECURITIES. . .  Y             Y             Y             Y             Y
---------------  ------------  ------------  ------------  ------------  ------------
STRIP
BONDS
---------------
NATIONWIDE
CONTRACT. . . .  Y             Y             Y             Y             Y
---------------  ------------  ------------  ------------  ------------  ------------
MUNICIPAL
SECURITIES
---------------

TYPE                          Gartmore
OF                Gartmore      GVIT
INVESTMENT          GVIT     Nationwide
OR               Developing  Principal
TECHNIQUE         Markets    Protected*
---------------  ----------  ----------

STRIPPED
MORTGAGE-BACKED
SECURITIES
---------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                  G
---------------              ----------
MORTGAGE
DOLLAR
ROLLS
---------------
ASSET-BACKED
SECURITIES                   A
---------------              ----------
BANK
AND/OR
SAVINGS
AND
LOAN
OBLIGATIONS . .  Y           A
---------------  ----------  ----------
REPURCHASE
AGREEMENTS. . .  Y           A
---------------  ----------  ----------
REVERSE
REPURCHASE
AGREEMENTS                   A
---------------              ----------
DERIVATIVES . .  Y
---------------  ----------
WARRANTS. . . .  Y           G, PG
---------------  ----------  ----------
FUTURES . . . .  Y           G, PG
---------------  ----------  ----------
OPTIONS . . . .  Y           G, PG
---------------  ----------  ----------
FOREIGN
CURRENCIES. . .  Y
---------------  ----------
FORWARD
CURRENCY
CONTRACTS . . .  Y
---------------  ----------
BORROWING
MONEY . . . . .  Y           A
---------------  ----------  ----------
LENDING
OF
PORTFOLIO
SECURITIES. . .  Y           G, PG
---------------  ----------  ----------
INVESTMENT
OF
SECURITIES
LENDING
COLLATERAL. . .  Y           G, PG
---------------  ----------  ----------
SHORT
SALES . . . . .  Y
---------------  ----------
SWAP
AGREEMENTS
---------------
EXTENDABLE
COMMERCIAL
NOTES
---------------
WRAP
CONTRACTS
---------------
INDEXED
SECURITIES                   PG
---------------              ----------
STRIP
BONDS                        G, PG
---------------              ----------
NATIONWIDE
CONTRACT
---------------
MUNICIPAL
SECURITIES
---------------

* The Gartmore GVIT Nationwide Principal Protected Fund has an Offering Period, a Guarantee Period, and a Post Guarantee Period and may not invest in all of these investments during each period. For example, during the Offering Period, fund assets will be invested primarily in cash and money market obligations. During the Guarantee Period, he Fund may not be permitted by the terms of the Capital Protection Agreement (as described in the Fund's prospectus) to invest in all the securities and utilize all the techniques described below and in the Fund's prospectus. Therefore, the permissible securities that the Fund may invest in during each period are identified as follows:

     O  =  Offering  Period
     G  =  Guarantee  Period
     PG  =  Post  Guarantee  Period
     A  =  All  Periods

--------------------------------------------------------------------------------

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES THE GVIT INVESTOR DESTINATIONS FUNDS

     Each of the GVIT Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the GVIT Investor Destinations Funds discusses the investment objectives and strategies for each GVIT Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each GVIT Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the GVIT Investor Destinations Funds allocates its assets among the different Underlying Funds and - except for the GVIT Investor Destinations Aggressive Fund currently - the Nationwide contract (described more in detail below). Periodically, each GVIT Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an GVIT Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Gartmore group of funds (the "Gartmore Funds") that the GVIT Investor Destinations Funds may currently invest in. This list may be updated from time to time and is currently supplemented with funds that are not part of the Gartmore Funds. As described below, Gartmore Mutual Fund Capital Trust ("GMF") has employed a subadviser for each of the index funds listed below. Each of the Underlying Funds which is a Gartmore Fund is described in the Statement of Additional Information for Gartmore Mutual Funds and its respective prospectuses.

-     Nationwide  International  Index  Fund
-     Nationwide  Small  Cap  Index  Fund
-     Nationwide  Mid  Cap  Market  Index  Fund
-     Nationwide  Bond  Index  Fund
-     Nationwide  S&P  500  Index  Fund
-     Gartmore  Morley  Enhanced  Income  Fund
-     Gartmore  Money  Market  Fund

INFORMATION  CONCERNING  DURATION

Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or interest rate change of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of to the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT  OBLIGATIONS

Debt obligations are subject to the risk of an issuer's inability to make principal and interest payments, when due, on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of the Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch Investors Service, Inc. ("Fitch") ; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates And Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and

- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically, but accrue interest until maturity. To the extent a Fund purchases the principal portion of the STRIPS, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities are pass-through certificates. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Collateralized Mortgage Obligations ("CMOs") and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collaterized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and use them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

Money Market Instruments. Money market instruments may include the following types of instruments:

-- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

-- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

--     obligations  of  municipalities  and states, their agencies and political subdivisions  with  remaining  maturities  of  397  days  or  less;

-- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

--  repurchase  agreements;

--  bank  and  savings  and  loan  obligations;

-- commercial paper, which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

-- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

-- high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser;

-- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extended commercial notes are determined to be illiquid, each of the Gartmore GVIT Money Market Fund and the Gartmore GVIT Money Market Fund II will be limited to holding no more than 10% of its net assets in these and any other illiquid securities;

-- unrated short-term (maturity in 397 days or less) debt obligation that are determined by a Fund's adviser or subadviser to be of compatible quality to the securities described above.

(I)     EXTENDABLE  COMMERCIAL  NOTES

The Gartmore GVIT Money Market Fund, the Gartmore GVIT Money Market Fund II and the Gartmore Money Market Fund (as an Underlying Fund for the GVIT Investor Destinations Funds) may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. A Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore Money Market Fund and the Gartmore Money Market Fund II may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

WRAP  CONTRACTS

The GVIT Investor Destinations Funds invest in different combinations of mutual funds ("Underlying Funds"). One of these Underlying Funds is the Gartmore Morley Enhanced Income Fund (the "Enhanced Income Fund") which may cover certain of its assets with wrap contracts in order to reduce the volatility of the Enhanced Income Fund's NAV. The description below regarding the Enhanced Income Fund and wrap contracts is provided so investors have a better understanding of this Underlying Fund. A wrap contract is a contract between the Enhanced Income Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Enhanced Income Fund may reduce fluctuations in NAV per share because, under normal circumstances, the value of the Fund's wrap contracts will vary inversely with the value of its respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus interest on the assets accrued at the crediting rate specified under the wrap contract), wrap contracts will be assets of the Enhanced Income Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of the Enhanced Income Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of the Enhanced Income Fund.

To the extent it enters into wrap contracts, the Enhanced Income Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Fund. Wrap contracts obligate wrap providers to make certain payments to the Enhanced Income Fund in exchange for payment of premiums. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Payments are based on the book value of wrap contracts, and are normally equal to the sum of
(i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. A typical wrap contract provides for adjustment of the crediting rate under various circumstances, such as if there is a default on any of the Fund's assets covered by the wrap contract or as the difference between the market value and the book value of the covered assets otherwise varies. The crediting rate may also change due to increases and decreases in the amount of covered assets attributable to purchases or certain redemptions of Fund shares. The impact of these circumstances depends on whether the market value of the covered assets is higher or lower than the assets' book value. The crediting rate under a wrap contract will not fall below zero.

If the market value of covered assets is higher than their book value, the crediting rate will ordinarily be higher than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to lower the crediting rate and, thus, the Fund's return; conversely, redemptions of Fund shares will tend to increase the crediting rate and the Fund's return. If the market value of covered assets is lower than their book value, the crediting rate will ordinarily be lower than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to increase crediting rate and the Fund's return; conversely, redemptions of Fund shares will tend to decrease the crediting rate and the Fund's return. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

If circumstances arise that require the Enhanced Income Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Enhanced Income Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Enhanced Income Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after the Enhanced Income Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Enhanced Income Fund will be consistent with its investment objectives and policies as set forth in its Prospectus and SAI, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if the Enhanced Income Fund changes its investment objectives, policies and restrictions as set forth in its Prospectus and SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, the Enhanced Income Fund may not be able successfully to replace contract coverage with another provider.

Wrap contracts may mature on specified dates and may be terminable upon notice by the Enhanced Income Fund or in the event of a default by the Enhanced Income Fund or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Enhanced Income Fund or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Fund may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Enhanced Income Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by the Enhanced Income Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

Risks Associated with Wrap Contracts. The Enhanced Income Fund may utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair the Fund's ability to achieve this objective.

If a wrap contract matures or terminates, the Enhanced Income Fund may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Fund may be required to reduce its NAV accordingly. Likewise, if the market value of the covered assets is greater than their book value, the Enhanced Income Fund's NAV may increase. In either case, fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Enhanced Income Fund may be negatively affected.

The Enhanced Income Fund's Board of Trustees will establish policies and procedures governing valuation of these instruments that it believes in good faith accurately reflect the value of the Fund's wrap contracts before the Fund decides to enter into a specific wrap contract. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to: (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees, or its delegate, determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets.

Wrap contracts do not protect the Enhanced Income Fund from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event the Enhanced Income Fund may experience a decrease in NAV.

Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Enhanced Income Fund may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of the Enhanced Income Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Enhanced Income Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of the Enhanced Income Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE  AGREEMENTS

In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund's custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the segregated account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LIMITED  LIABILITY  COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

LENDING  PORTFOLIO  SECURITIES

A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to the loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each such loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

SECTION  1.02     INVESTMENT  OF  SECURITIES  LENDING  COLLATERAL

The collateral received from a borrower as a result of a Fund's securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. Government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the Statement of Additional Information. Collateral may also be invested in a money market investment company or short-term collective investment trust.

Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund's assets and may provide for a minimum guaranteed rate of return to the investor.

Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the unconditional guarantee is provided by the issuer's parent.

Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

INDEXED  SECURITIES

Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

"Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers of such Funds believe, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN  SECURITIES

Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Investment in Companies in Developing or Emerging Market Countries. Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including
Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Certain countries have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN  COMMERCIAL  PAPER

A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

BRADY  BONDS

Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. If an issuer defaults with respect to collateralized Brady Bonds and as a result the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

REAL  ESTATE  SECURITIES

Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code, as amended (the "Code").

CONVERTIBLE  SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly
Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether the price of a security it borrows to sell short will decrease.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

A Fund may engage in short sales, if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such a case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. For tax purposes, a Fund that enters into a short sale "against the box" may be treated as having made a constructive sale of an "appreciated financial position," causing the Fund to realize gain, but not loss.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

A Fund may not invest more than 15% (10% for the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Private  Placement  Commercial Paper. Commercial paper eligible for resale under
Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only
NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets; except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE  INSTRUMENTS

A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

     (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

     (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in some instances, to adjust its currency exposure relative to its benchmark. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES  OF  INVESTMENT  COMPANIES

As permitted by the 1940 Act, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the GVIT Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRS  AND  OTHER  EXCHANGE  TRADED  FUNDS

A Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

BANK  OBLIGATIONS

Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

LOAN  PARTICIPATIONS  AND  ASSIGNMENTS

Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

A  Fund  may  have  difficulty disposing of Assignments and Loan Participations.
Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalents or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered borrowings by the Funds. (See "Borrowing")

Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE  NATIONWIDE  CONTRACT

Each of the GVIT Investor Destinations Funds (except the GVIT Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a GVIT Investor Destinations Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

CAPITAL PROTECTION AGREEMENT (FOR THE GARTMORE GVIT NATIONWIDE PRINCIPAL PROTECTED FUND)

     The Gartmore GVIT Nationwide Principal Protected Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to help ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at no less than the Guaranteed Amount. The Guaranteed Amount is the initial value of the investor's account at the beginning of the Guarantee Period. It may be reduced under some circumstances described below. An investor's initial purchase amount will also be decreased by any initial sales charges paid to determine the investor's Guaranteed Amount. To receive the full Guaranteed Amount at the end of the Guarantee Period, an investor must automatically reinvest all dividends and distributions received from the Fund and redeem no shares. In addition to reductions in the Guaranteed Amount caused by redemptions or taking your dividends or distributions in cash, an investor's Guaranteed Amount may be reduced by:

- any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and

-     any  reduction  in the Fund's net assets because the Fund, Gartmore Mutual
Fund Capital Trust (GMF) (the Fund's investment adviser) or its other service providers do not perform as required under the Capital Protection Agreement.

Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.

     Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur (including noncompliance with the certain agreed upon investment parameters) prior to the Guarantee Maturity Date (each, a "Trigger Event", as further described below), a "Zero Coupon Investment Period" may begin and the Fund may be required to liquidate its assets in both the Total Return Component (primarily equity securities) and the Protection Component (primarily high quality debt securities, which may include a high proportion of zero coupon securities) other than certain zero coupon U.S. government securities it then holds, and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. government securities with a face amount that, together with the face amount of any zero coupon U.S. government securities then held by the Fund, equals at least the aggregate Guaranteed Amount. If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. government securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether the Fund's net assets are sufficient to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets at that time and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets or by redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash held by the Fund, equals the aggregate Guaranteed Amount.

While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's assets, other reductions including, without limitation, those reductions attributable to acts or omissions of the Fund, GMF or their representatives that constitute negligence, recklessness, bad faith or willful misconduct, or to failures to comply with the Fund Allocation Conditions (conditions which determine the allocation from time to time of the Fund's assets between the Total Return Component and the Protection Component) or the Investment Management Guidelines (investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component), including specifying the types of securities, as well as the countries and sectors in which the Total Return Component and the Protection Component of the Fund may invest or with their respective statutory obligations to shareholders to limit dilution resulting from redemption of shares are not covered by the Capital Protection Agreement.

A "Trigger Event" means that the assets of the Fund do not meet the requirements of the Capital Protection Agreement on any business day prior to the Guarantee Maturity Date or the occurrence of any of the following events at any time before the fifth business day prior to the Guarantee Maturity Date: (a) a change to the Investment Management Guidelines not approved by the Capital Protection Provider; (b) any failure by the Investment Adviser to cure a breach of the Fund Allocation Conditions after receipt of notice of such breach from the Capital Protection Provider; (c) any failure of the Fund to comply with the Investment Management Guidelines, unless such failure is cured in accordance with the Capital Protection Agreement; (d) the termination of, or the failure of expenses incurred by the Fund to be within the limits set forth in, the Expense Limitation Agreement; (e) the Fund has incurred expenses or liabilities not covered by the Expense Limitation Agreement or has incurred other expenses or liabilities that exceed 5% of the assets of the Fund; (f) an event of default where the Fund is the defaulting party or a termination event where the Fund is an affected party under the Capital Protection Agreement; (g) the Investment Adviser resigns, or the agreement with the Investment Adviser is terminated by the Board of Trustees, the Fund's shareholders or otherwise, and a successor is not acceptable to the Capital Protection Provider; (h) the Investment Adviser is no longer an affiliate of Nationwide Mutual Insurance Company; (i) the Investment Adviser breaches any obligation it has under the Capital Protection Agreement to cure a Trigger Event; (j) a breach by the Investment Adviser, the Fund or the Fund's custodian bank of the Capital Protection Agreement; (k) any amendment to the constitutive documents of the Fund, or any material change to the terms of the Fund that is adverse to the interests of the Fund or the Capital Protection Provider; or (l) any suspension of the calculation of the net asset value of the Fund or of redemptions of the Fund's, unless cured on the business day following its occurrence. Once a Trigger Event occurs and unless the condition causing the Trigger Event can be cured, the Fund may have to irreversibly invest in zero coupon U.S. government securities for the remainder of the Guarantee Period and will enter into the "Zero Coupon Investment Period."

The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgement that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

AIG Financial Products Corp. and AIG, Inc. The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, and retirement savings and asset management. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

Since the Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent, a shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

The  following  is  incorporated  by  reference  herein:

-  AIG's audited financial statements included in its Annual Report on Form 10-K
for  the   year  ended  December  31,  2001;

- AIG's unaudited financial statements included in its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2002, June 30, 2002, and September 30, 2002;

-  AIG's  current  report  on  Form  8-K  dated and filed February 13, 2003; and

- to the extent filed with the Commission prior to the end of the Fund's Offering Period, AIG's audited financial statements included in any Annual Report of AIG on Form 10-K and AIG's unaudited financial statements included in any Quarterly Reports of AIG on Form 10-Q.

TEMPORARY  INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Dreyfus GVIT Mid Cap Index Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings. The Dreyfus GVIT Mid Cap Index Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

INVESTMENT  RESTRICTIONS

The following are fundamental investment restrictions for each of the Funds which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each  of  the  Funds:

- May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- Maynot purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.

- May not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

In addition, each Fund, except Gartmore GVIT Global Health Sciences Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund,
Gartmore  GVIT  Worldwide  Leaders  Fund, Gartmore GVIT Nationwide Leaders Fund,
Gartmore GVIT Global Technology and Communications Fund, GVIT Equity 500 Index Fund and each of the GVIT Investor Destinations Funds:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each of the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

Each Fund, except for Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT U.S. Growth Leaders Fund and the GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

Each of the Gartmore GVIT Growth Fund, Gartmore GVIT Nationwide Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II may not:

- Purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

The  GVIT  Investor  Destinations  Funds:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of the issuers, the principal activities of which are in the same industry; provided, that a Fund may invest more than 25% of its total assets in securities of issuers in an industry if the concentration in an industry is the result of the weighting in a particular industry in one or more Underlying Funds.
-
The  GVIT  Equity  500  Index  Fund:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, the Fund may invest more than 25% of its total assets in securities of issuers in that industry.

CONCENTRATION  POLICIES

Each of the following Funds invests 25% or more of its assets in the securities of companies in the same or related industries as described below:

THE  GARTMORE  GVIT  U.S.  GROWTH  LEADERS  FUND

- Will invest 25% or more of its assets in a group of companies in software and related technology industries.
THE  GARTMORE  GVIT  GLOBAL  FINANCIAL  SERVICES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

THE  GARTMORE  GVIT  GLOBAL  UTILITIES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE  GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

THE  GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND:

- Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

The following are the NON-FUNDAMENTAL operating policies of each of the Funds, except Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each  Fund  may  not:

- Sell securities short (except for the Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders
Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund may only sell securities short in accordance with the description contained in their respective Prospectuses or in this SAI.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, such a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

The following are the NON-FUNDAMENTAL operating policies of the Gartmore GVIT Growth Fund, Gartmore GVIT Nationwide Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

No  such  Fund  may:

-     Make  short  sales  of  securities.

- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

     The following is a NON-FUNDAMENTAL operating policy of each of the Funds which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

A Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets; except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

Also, there are four requirements imposed on the Funds under Subchapter L of the Code because they are used as investment options written variable insurance products.

1) A Fund may invest no more that 55% of its total assets in one issuer (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

2) A Fund may invest no more that 70% of its total assets in two issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

3) A Fund may invest no more that 80% of its total assets in three issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

4) A Fund may invest no more that 90% of its total assets in four issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

Each U.S. government agency or instrumentality shall be treated as a separate issuer.

PORTFOLIO  TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The table below explains any significant variation in the Funds' portfolio turnover rate for the fiscal years ended December 31, 2002 and 2001, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:

FUND                                                     2002      2001
------------------------------------------------------  -------  --------

Comstock GVIT Value Fund[1]. . . . . . . . . . . . . .  245.24%   127.03%
Gartmore GVIT Emerging Markets Fund[2] . . . . . . . .  219.84%   140.18%
Gartmore GVIT Global Financial Services Fund[3]. . . .  211.21%     0.00%
Gartmore GVIT Global Health Sciences Fund[4] . . . . .  764.93%   892.96%
Gartmore GVIT Global Utilities Fund[3] . . . . . . . .  153.83%     0.00%
Gartmore GVIT Investor Destinations Aggressive Fund[5]  111.74%    10.90%
Gartmore GVIT Nationwide Leaders Fund[6] . . . . . . .  105.28%     0.00%
Gartmore GVIT U.S. Growth Leaders Fund[7]. . . . . . .  754.41%     9.71%
Gartmore GVIT Worldwide Leaders Fund[8]. . . . . . . .  529.97%   128.06%
J.P. Morgan GVIT Balanced Fund[9]. . . . . . . . . . .  297.08%   181.89%
Turner GVIT Growth Focus Fund[10]. . . . . . . . . . .  906.43%  1256.23%

_____________________

1 Comstock GVIT Value Fund was converted from an equity income fund to a general equity value fund on May 1, 2002. At the same time, the Fund's subadviser changed from Federated Investment Counseling to Van Kampen Asset Management, Inc. The implementation of these changes caused the Fund to incur a higher portfolio turnover level than is expected in the future.

2 Gartmore GVIT Emerging Market Fund incurred higher portfolio turnover during the fiscal year ended December 31, 2002 than during the fiscal year ended December 31, 2001 because of high levels of purchase and redemption activity by shareholders.

3 The fiscal year ended December 31, 2002 was the first full year of operations of the Fund (the Fund commenced operation in December 2001). As a result, there were no purchases and redemptions in the Fund during the period ended December 31, 2001. The Fund's subadviser, however, is not limited by portfolio turnover in its management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.

4 The portfolio manager for the Gartmore GVIT Global Health Sciences Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year ended December 31, 2002, the portfolio manager made fewer changes than he thought necessary in the fiscal 2001, which was also the first full year of Fund operations.

5 The fiscal year ended December 31, 2002 was the first full year of operations of the Gartmore GVIT Investor Destinations Aggressive Fund (the Fund commenced operation in December 2001). As a result, there were not significant purchases and redemptions in the Fund during the period ended December 31, 2001. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.

6 The fiscal year ended December 31, 2002 was the first full year of operations of the Gartmore GVIT Nationwide Leaders Fund (the Fund commenced operation in December 2001). As a result, there were no purchases and redemptions in the Fund during the period ended December 31, 2001. There was also a change in the Fund's portfolio manager in fiscal 2002, which increased the portfolio turnover as the new manager implemented some changes. It is expected that the portfolio turnover going forward will be somewhat less than the portfolio turnover in fiscal 2002.

7 The fiscal year ended December 31, 2002 was the first full year of operations of the Gartmore GVIT U.S. Growth Leaders Fund (the Fund commenced operation in December 2001). As a result, there were no significant purchases and redemptions in the Fund during the period ended December 31, 2001. The Fund's portfolio manager, however, is not limited by portfolio turnover in its management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.

8 Gartmore GVIT Worldwide Leaders Fund's subadviser was changed early in the fiscal year ended December 31, 2002 and portfolio turnover increased in part as a result of implementation of changes by the new subadviser. The Fund was also impacted by high levels of purchase and redemption activity by shareholders.

9 Because the subadviser for the JP Morgan GVIT Balanced Fund is not limited by portfolio turnover in its management style, the Fund's portfolio turnover will fluctuate based on particular market conditions. In addition, portfolio turnover in the fiscal year ended December 31, 2002 was higher than that in the prior year as the subadviser reacted to volatile markets.

10 Because the subadviser for the Turner GVIT Growth Focus Fund is not limited by portfolio turnover in its management style, the Fund's portfolio turnover will fluctuate based on particular market conditions. In addition, portfolio turnover in the fiscal year ended December 31, 2002 was somewhat lower because the Fund was less affected by frequent purchase and redemption activity by shareholders than it had been in the prior year.

High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Fund.

INSURANCE  LAW  RESTRICTIONS

In connection with the Trust's agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, GMF and Gartmore Global Asset Management Trust ("GGAMT") (collectively, the "Advisers") and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisers may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR  SHAREHOLDERS

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, each located at One Nationwide Plaza, Columbus, Ohio 43215 and Nationwide Life Insurance Company of America ("NLICA"), located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, are wholly owned by Nationwide Financial Services, Inc. ("NFS"). Nationwide Life and Annuity Insurance Company of America, located at 300 Continental Drive, Newark, Delaware 19713, is wholly owned by NLICA. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.
For funds that have not yet commenced operations, it is expected that upon commencement of the public offering, Gartmore or one of its affiliates will own all or substantially all of the new fund's shares.

As of January 22, 2004 the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

As of January 22, 2004, to the knowledge of the Trust, the following shareholders held five percent or greater of the shares of the class of a Fund:

                                                                                    PERCENT OF THE
                                                                                     CLASS TOTAL
                                                                                    ASSETS HELD BY
FUND/CLASS                                                         NO. OF SHARES   THE SHAREHOLDER
---------------------------------------------------------------------------------------------------
COMSTOCK GVIT VALUE FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     6399304.265            99.77%

COMSTOCK GVIT VALUE FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      684334.467            99.98%

COMSTOCK GVIT VALUE FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
ATTN ROSANNE GATTA
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     3271887.943            67.71%

NATIONWIDE LIFE AND ANNUITY COMPANY
OF AMERICA NLACA
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1560133.557            32.29%

DREYFUS GVIT INTERNATIONAL VALUE FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .       52863.442            99.80%

DREYFUS GVIT INTERNATIONAL VALUE FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      191901.447            99.94%

DREYFUS GVIT INTERNATIONAL VALUE FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      855986.746            93.46%

NATIONWIDE LIFE INSURANCE COMPANY
NWVA-B
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .        59788.44            26.53%

DREYFUS GVIT INTERNATIONAL VALUE FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
PMLIC-VLI
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     4395694.222            75.51%

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLACA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1425871.947            24.49%

DREYFUS GVIT MID CAP INDEX FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    29137933.824            98.07%

DREYFUS GVIT MID CAP INDEX FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVA7
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      412614.059            55.50%

GREAT WEST LIFE & ANNUITY INSURANCE COMPANY
8515 E ORCHARD RD
GREENWOOD VILLAGE  CO  80111. . . . . . . . . . . . . . . . . . .      303937.457            40.88%

FEDERATED GVIT HIGH INCOME BOND FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    33181791.228            99.15%

GARTMORE GVIT DEVELOPING MARKETS FUND - CLASS II

AMERICAN SKANDIA LIFE
ASSURANCE CORP
1 CORPORATE DR
SHELTON  CT  064846208. . . . . . . . . . . . . . . . . . . . . .     15827817.66            96.00%

GARTMORE GVIT EMERGING MARKETS FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWVLI-2
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1640792.791            85.96%

NATIONWIDE LIFE & ANNUITY INSURANCE COMPANY
OF AMERICA NLACA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .        97480.27            55.11%

NATIONWIDE LIFE & ANNUITY INSURANCE COMPANY
NWVL-C
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .        97171.81            45.09%

GARTMORE GVIT EMERGING MARKETS FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVA7
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      859612.388           100.00%

GARTMORE GVIT EMERGING MARKETS FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     5611096.659            99.66%

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWVLI2
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .       274001.87            89.95%
NATIONWIDE LIFE INSURANCE CO OF AMERICA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .         28128.4            29.23%

GARTMORE GVIT GLOBAL FINANCIAL SERVICES - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVAII
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .       95844.696            99.86%

GARTMORE GVIT GLOBAL FINANCIAL SERVICES - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS  OH  432152220 . . . . . . . . . . . . . . . . . . . . .     1123083.082            98.98%

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWVLI2
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      413063.039            80.40%

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .       82314.285            16.02%

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      252335.926            99.95%

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     2734957.879            99.36%

GARTMORE GVIT GLOBAL TECHNOLOGY & COMMUNICATIONS FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PRIVATE PLACEMENT
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     4143821.139            96.33%

GARTMORE GVIT GLOBAL TECHNOLOGY & COMMUNICATIONS FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1134410.356            99.96%

GARTMORE GVIT GLOBAL TECHNOLOGY & COMMUNICATIONS FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     9525232.753            99.67%

GARTMORE GVIT GLOBAL UTILITIES FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWVLI2
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      147109.635            95.39%

GARTMORE GVIT GLOBAL UTILITIES FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVAII
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      120197.827            99.88%

GARTMORE GVIT GLOBAL UTILITIES FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS  OH  432152220 . . . . . . . . . . . . . . . . . . . . .      825391.925            98.08%

GARTMORE GVIT GOVERNMENT BOND FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     116051854.1            97.13%

GARTMORE GVIT GOVERNMENT BOND FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1683747.372           100.00%

GARTMORE GVIT GOVERNMENT BOND FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
NWVA 4
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      445357.007           100.00%

GARTMORE GVIT GOVERNMENT BOND FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
PMLIC-VLI
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     2097697.299            58.35%

NATIONWIDE LIFE AND ANNUITY COMPANY
OF AMERICA NLACA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1497173.208            41.65%

GARTMORE GVIT GROWTH FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    23760970.313            96.71%

GARTMORE GVIT GROWTH FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
PMLIC-VLI
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     2417158.991            69.97%

NATIONWIDE LIFE AND ANNUITY COMPANY
OF AMERICA NLACA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432192029 . . . . . . . . . . . . . . . . . . . . .      1037561.45            30.03%

GARTMORE GVIT INTERNATIONAL GROWTH FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWVLI-2
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      570018.337           100.00%

GARTMORE GVIT INTERNATIONAL GROWTH FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1190504.846            99.73%

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

NATIONWIDE LIFE INSURANCE COMPANY
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    10406750.814            98.85%

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

NATIONWIDE LIFE INSURANCE COMPANY
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    18419284.494            99.37%

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

NATIONWIDE LIFE INSURANCE COMPANY
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    28511076.794            99.03%

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

NATIONWIDE LIFE INSURANCE COMPANY
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    25706986.232            99.74%

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

NATIONWIDE LIFE INSURANCE COMPANY
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    56588421.097            99.55%

GARTMORE GVIT MID CAP GROWTH FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     6280981.609            96.32%

GARTMORE GVIT MID CAP GROWTH FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      249714.439            99.98%

GARTMORE GVIT MID CAP GROWTH FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
NWVA 4
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .       33280.441           100.00%

GARTMORE GVIT MID CAP GROWTH FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY
OF AMERICA VAR LIFE SEPARATE ACCOUNT
PO BOX 182029
ATTN ROSANNE GATTA
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     3131780.839            75.33%

NATIONWIDE LIFE AND ANNUITY COMPANY
OF AMERICA NLACA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1025724.948            24.67%

GARTMORE GVIT MONEY MARKET FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .  1403387000.049            95.65%

GARTMORE GVIT MONEY MARKET FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
VAR LIFE SEPARATE ACCOUNT
PO BOX 182029
ATTN ROSEANNE GATTA
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     58775833.65            58.86%

NATIONWIDE LIFE AND ANNUITY COMPANY
OF AMERICA NLACA
PO BOX 18029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     41078503.93            41.14%

GARTMORE GVIT MONEY MARKET FUND - CLASS V

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    305848830.25            85.57%

NATIONWIDE LIFE INSURANCE COMPANY
NWVL-D
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      51579323.9            14.43%

GARTMORE GVIT MONEY MARKET FUND II

NATIONWIDE LIFE INSURANCE COMPANY
NWVA 4
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    176539227.48           100.00%

GARTMORE GVIT NATIONWIDE FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWMF
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .   134381393.394            95.06%

GARTMORE GVIT NATIONWIDE FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      600443.365           100.00%

GARTMORE GVIT NATIONWIDE FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
NWVA 4
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      101423.425           100.00%

GARTMORE GVIT NATIONWIDE FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
VAR LIFE SEPARATE ACCOUNT
PO BOX 182029
ATTN ROSANNE GATTA
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     14658595.51            88.83%

NATIONWIDE LIFE AND ANNUITY COMPANY
OF AMERICA NLACA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1843739.712            11.17%

GARTMORE GVIT NATIONWIDE LEADERS FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWVLI2
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .       49354.307           100.00%

GARTMORE GVIT NATIONWIDE LEADERS FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS  OH  432152220 . . . . . . . . . . . . . . . . . . . . .      743693.666            98.41%

GARTMORE GVIT U.S. GROWTH LEADERS FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWVLI2
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      560553.911            92.20%

NATIONWIDE PROVIDENT
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .        46706.65            47.68%

GARTMORE GVIT U.S. GROWTH LEADERS FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVAII
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      518085.671           100.00%

GARTMORE GVIT U.S. GROWTH LEADERS FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     5125876.089            95.78%

GARTMORE GVIT WORLDWIDE LEADERS FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     2908015.609            99.78%

GARTMORE GVIT WORLDWIDE LEADERS FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      644472.278           100.00%

GVIT EQUITY 500 INDEX FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
PMLIC-VLI
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    25039027.279            70.20%

NATIONWIDE LIFE AND ANNUITY COMPANY
OF AMERICA NLACA
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    10629108.496            29.80%

GVIT SMALL CAP GROWTH FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    11442646.626            96.92%

GVIT SMALL CAP GROWTH FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVA7
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      723317.817           100.00%

GVIT SMALL CAP GROWTH FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
NWVA 4
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .       79486.841           100.00%

GVIT SMALL CAP VALUE FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    61558061.079            98.55%

GVIT SMALL CAP VALUE FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1729210.757           100.00%

GVIT SMALL CAP VALUE FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
NWVA 4
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      194371.095           100.00%

GVIT SMALL CAP VALUE FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
ATTN ROSANNE GATTA
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     2960670.119            63.78%

NATIONWIDE LIFE AND ANNUITY COMPANY
OF AMERICA NLACA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1681641.442            36.22%

GVIT SMALL COMPANY FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    34098309.832            97.85%

GVIT SMALL COMPANY FUND - CLASS II

NATIONWIDE LIFE INSURANCE COMPANY
NWVA7
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      891249.951           100.00%

GVIT SMALL COMPANY FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
NWVA 4
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .        60094.46           100.00%

GVIT SMALL COMPANY FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
ATTN ROSANNE GATTA
COLUMBUS  OH  432192029 . . . . . . . . . . . . . . . . . . . . .     1561186.269            69.86%

NATIONWIDE LIFE AND ANNUITY COMPANY
OF AMERICA NLACA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .      673641.254            30.14%

J.P. MORGAN GVIT BALANCED FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    19113731.905            98.34%

JP MORGAN GVIT BALANCE FUND - CLASS IV

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
PMLIC-VA
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     4055081.133            74.90%

NATIONWIDE LIFE AND ANNUITY COMPANY
OF AMERICA NLACA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1359233.685            25.10%

NATIONWIDE GVIT STRATEGIC VALUE FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1504645.368            98.15%

TURNER GVIT GROWTH FOCUS FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
NWVLI-2
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     1513337.417            96.57%

TURNER GVIT GROWTH FOCUS FUND - CLASS III

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .     2294308.744           100.00%

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND - CLASS I

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . . . . . . . . . . . . . . .    22511687.885            98.38%

To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds above, it is deemed to have "control" over matters which are subject a vote of the Fund's shares.

--------------------------------------------------------------------------------

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

SECTION  1.03     MANAGEMENT  INFORMATION

(A) TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

---------------------------------------------------------------------------------------------------------------------------
(1)                                (2)          (3)                       (4)                        (5)           (6)
NAME,                          POSITION(S)     TERM                    PRINCIPAL                   NUMBER         OTHER
ADDRESS,                          HELD          OF                   OCCUPATION(S)                   OF       DIRECTORSHIPS
AND                               WITH        OFFICE                     DURING                  PORTFOLIOS        HELD
AGE                               FUND         WITH                       PAST                       IN             BY
                                              TRUST-                       5                        FUND         TRUSTEE2
                                              LENGTH                     YEARS                     COMPLEX
                                                OF                                                OVERSEEN
                                               TIME                                                  BY
                                              SERVED1                                              TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Charles E. Allen, . . . . . .  Trustee      Since        Mr. Allen is Chairman, Chief                    82   None
                                            July 2000    Executive Officer and President
8162 E. Jefferson Ave., #15B                             of Graimark Realty Advisors,
Detroit, MI 48214                                        Inc. (real estate development,
                                                         investment and asset
Age 56                                                   management).
---------------------------------------------------------------------------------------------------------------------------
Paula H.J. Cholmondeley . . .  Trustee      Since        Ms. Cholmondeley is Vice                        82   None
                                            July 2000    President and General Manager
c/o Sappi Fine Paper                                     of Special Products at Sappi
225 Franklin Street                                      Fine Paper North America. Prior
Boston, MA 02110                                         to 1998, she held various
                                                         positions with Owens Corning,
Age 56                                                   including Vice President and
                                                         General Manager of the
                                                         Residential Insulation Division
                                                         (1997 to 1998).
---------------------------------------------------------------------------------------------------------------------------
C. Brent DeVore . . . . . . .  Trustee      Since        Dr. DeVore is President of                      82   None
                                            May 1998     Otterbein College.
111 N. West Street
Westerville, OH 43081

Age 63
---------------------------------------------------------------------------------------------------------------------------
Robert M. Duncan. . . . . . .  Trustee      Since        Since 1999, Mr. Duncan has                      82   None
                                            April 1997   worked as an arbitration and
1397 Haddon Road                                         mediation consultant.  From
Columbus, OH 43209                                       1996 to 1999, he was
                                                         Commissioner of the Ohio
Age 76                                                   Elections Commission.
---------------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar . . . . .  Trustee      Since                                                        82   None
                                            July 2000    Retired; Ms. Hennigar is the
6363 So. Sicily Way                                      former Chairman of
Aurora, CO 80016                                         OppenheimerFunds Services and
                                                         Shareholder Services Inc. Ms.
Age 68                                                   Hennigar held this position from
                                                         October 1999 to June 2000.
                                                         Prior to that, she served as
                                                         President and Chief Executive
                                                         Officer of OppenheimerFunds Services.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
(1)                         (2)            (3)                       (4)                      (5)           (6)
NAME,                   POSITION(S)       TERM                    PRINCIPAL                 NUMBER         OTHER
ADDRESS,                   HELD            OF                   OCCUPATION(S)                 OF       DIRECTORSHIPS
AND                        WITH          OFFICE                     DURING                PORTFOLIOS        HELD
AGE                        FUND           WITH                       PAST                     IN             BY
                                         TRUST-                       5                      FUND         TRUSTEE2
                                         LENGTH                     YEARS                   COMPLEX
                                           OF                                              OVERSEEN
                                          TIME                                                BY
                                         SERVED1                                            TRUSTEE

---------------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV . .  Trustee      Since            Dr. Kerr is President Emeritus of           82   None
                                     June 1981        Kendall College.
4890 Smoketalk Lane
Westerville, OH 43081

Age 70
---------------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler . .  Trustee      Since            Mr. Kridler is the President and            82   None
                                     September 1997   Chief Executive Officer of the
2355 Brixton Road                                     Columbus Foundation (a
Columbus, OH 43221                                    foundation which manages over
                                                      1,000 individual endowment
Age 48                                                funds).  Prior to January 31,
                                                      2002, Mr. Kridler was the
                                                      President of the Columbus
                                                      Association for the Performing
                                                      Arts and Chairman of the
                                                      Greater Columbus Convention
                                                      and Visitors Bureau.
---------------------------------------------------------------------------------------------------------------------------
David C. Wetmore . . .  Trustee      Since            Mr. Wetmore is the Managing                 82   None
                                     May 1998         Director of Updata Capital, Inc.,
26 Turnbridge Drive                                   a venture capital firm.
Long Cove Plantation
Hilton Head, SC 29928

Age 55
---------------------------------------------------------------------------------------------------------------------------

1 The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.

2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.

--------------------------------------------------------------------------------

(B) TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS

---------------------------------------------------------------------------------------------------------------------------
(1)                          (2)           (3)                          (4)                         (5)           (6)
NAME,                    POSITION(S)       TERM                      PRINCIPAL                    NUMBER         OTHER
ADDRESS,                    HELD            OF                     OCCUPATION(S)                    OF       DIRECTORSHIPS
AND                         WITH          OFFICE                       DURING                   PORTFOLIOS        HELD
AGE                         FUND            -                           PAST                        IN             BY
                                          LENGTH                         5                         FUND         TRUSTEE2
                                            OF                         YEARS                      COMPLEX
                                           TIME                                                  OVERSEEN
                                         SERVED1                                                    BY
                                                                                                  TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Paul J. Hondros . . . .  Trustee      Since           Mr. Hondros is President and Chief             83[3]   One
                         and          July 2000       Executive Officer of Gartmore
Gartmore Global . . . .  Chairman                     Distribution Services, Inc.*, Gartmore
Investments, Inc.                                     Investor Services, Inc.*, Gartmore
1200 River Road,                                      Morley Capital Management, Inc.*,
Conshohocken, PA 19428                                Gartmore Morley Financial Services,
                                                      Inc.,* NorthPointe Capital, LLC*,
Age 55                                                GGAMT*, GGI*, GMF*, and GSA.*
                                                      Prior to that, Mr. Hondros served as
                                                      President and Chief Operations Officer
                                                      of Pilgrim Baxter and Associates, Ltd.,
                                                      an investment management firm, and
                                                      its affiliated fixed in-come investment
                                                      management arm, Pilgrim Baxter Value
                                                      Investors, Inc. and as Executive Vice
                                                      President to the PBHG Funds, PBHG
                                                      Insurance Series Funds and PBHG
                                                      Adviser Funds.
---------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler. . . .  Trustee      Since           Mr. Shisler is President and Chief                83   One
                                      February 2000   Executive Officer of K&B Transport,
1356 N. Wenger Rd.                                    Inc., a trucking firm, Chairman of the
Dalton, OH 44618                                      Board for Nationwide Mutual
                                                      Insurance Company* and a Director of
Age 62                                                Nationwide Financial Services, Inc.*
---------------------------------------------------------------------------------------------------------------------------
Gerald J. Holland . . .  Treasurer    Since           Mr. Holland is Senior Vice President -            83   One
                                      March 2001      Chief Administrative Officer for GGI*,
Gartmore Global                                       GMF* and GSA.*   From July 2000 to
Investments, Inc.                                     March 2002 he was Senior Vice
1200 River Road,                                      President - Operations for GGI, GMF
Conshohocken, PA 19428                                and GSA. Prior to July 2000, he was
                                                      Vice President for First Data Investor
Age 52                                                Services, an investment company
                                                      service provider.
---------------------------------------------------------------------------------------------------------------------------
Eric E. Miller. . . . .  Secretary    Since           Mr. Miller is Senior Vice President,              83   One
                                      December 2002   Chief General Counsel for GGI,*
Gartmore Global                                       GMF,* and GSA*. Prior to August
Investments, Inc.                                     2002, he was a Partner with Stradley
1200 River Road                                       Ronon Stevens & Young, LLP.
Conshohocken, PA 19428

Age 50
---------------------------------------------------------------------------------------------------------------------------

1 The term of office for a Trustee is until a trustee resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy. The term of office for an officer is until he resigns or is replaced.

2 Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3 Mr. Hondros is also an Administrative Committee Member for The Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Statistical Arbitrage Fund LLC, The Statistical Arbitrage Fund LDC, The Leaders Long-Short Fund, LLC and The Leaders Long-Short Fund LDC eight private investment companies (hedge funds) managed by GSA*.

* This position is held with an affiliated person or principal underwriter of the Funds.

SECTION  1.04     RESPONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

SECTION  1.05     BOARD  OF  TRUSTEE  COMMITTEES

The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Board Governance and Performance Committees.

The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; (e) approve the engagement of the Trust's independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust's investment advisers (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment advisers if the engagement relates to the Trust's operations and financial reporting; and (f) meet and consider the reports of the Trust's independent auditors. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. This Committee met 6 times during the past fiscal year and currently consists of the following Trustees, Mr. Allen, Ms. Cholmondeley and Mr. Wetmore, each of whom must have a working knowledge of basic finance and accounting matters and not be an interested person of the Trust, as defined in the 1940 Act.

The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met 5 times during the past fiscal year and currently consists of the following Trustees, Ms. Hennigar, Mr. Kridler and Mr. Shisler.

The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met 4 times during the past fiscal year and currently consists of the following Trustees: Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom is not an interested person of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, Rule 12b-1 fees, and administrative service fees as the Committee deems to be necessary and appropriate and will work with management to implement any recommended changes; and (4) to review and monitor the performance of the Trust's funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees. This Committee met 2 times during the past fiscal year and currently consists of the following Trustees: Ms. Hennigar, Mr. Allen and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

--------------------------------------------------------------------------------

(I)  OWNERSHIP  OF  SHARES  OF  GARTMORE  FUNDS  AS  OF  DECEMBER  31,  2002

(1)                            (2)               (3)
                                              AGGREGATE
                                                DOLLAR
                                                RANGE
                                                  OF
                                                EQUITY
                                              SECURITIES
                                                AND/OR
                                                SHARES
                                                  IN
                                                 ALL
                                              REGISTERED
                              DOLLAR          INVESTMENT
                              RANGE           COMPANIES
                                OF             OVERSEEN
                              EQUITY              BY
                            SECURITIES         TRUSTEE
                              AND/OR              IN
                              SHARES            FAMILY
NAME                            IN                OF
OF                             THE            INVESTMENT
TRUSTEE                       FUNDS*          COMPANIES
-----------------------------------------------------------
Charles E. Allen,. . . .  NONE            $1 - $10,000
Paula H.J. Cholmondeley.  NONE            $1 - $10,000
C. Brent DeVore. . . . .  NONE            OVER $100,000
Robert M. Duncan . . . .  NONE            OVER $100,000
Barbara L. Hennigar. . .  NONE            $1 - $10,000
Thomas J. Kerr, IV . . .  NONE            OVER $100,000
Douglas F. Kridler . . .  NONE            $10,001 - $50,000
David C. Wetmore . . . .  NONE            OVER $100,000
Paul J. Hondros. . . . .  NONE            OVER $100,000
Arden L. Shisler . . . .  OVER $100,000   OVER $100,000

* Individual investors, like the Trustees, are not eligible to purchase shares of the Funds directly; accordingly, Trustees are limited in their ability to own/hold Fund shares. Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts, which may or may not be an appropriate investment for each individual Trustee.

SECTION  1.06

SECTION 1.07 OWNERSHIP IN THE FUND'S INVESTMENT ADVISERS1, SUBADVISERS2 OR DISTRIBUTOR3 AS OF DECEMBER 31, 2002

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS

--------------------------------------------------------------------------------
(1)                         (2)          (3)        (4)         (5)        (6)
--------------------------------------------------------------------------------
                            NAME
                            OF
                           OWNERS                  TITLE
                            AND                     OF
NAME                   RELATIONSHIPS     NAME      CLASS       VALUE     PERCENT
OF                          TO            OF        OF          OF          OF
TRUSTEE                   TRUSTEE      COMPANY   SECURITY   SECURITIES    CLASS
--------------------------------------------------------------------------------
Charles E. Allen . . . .   N/A             N/A       N/A        NONE         N/A
Paula H.J. Cholmondeley.   N/A             N/A       N/A        NONE         N/A
C. Brent DeVore. . . . .   N/A             N/A       N/A        NONE         N/A

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
(1)                        (2)          (3)        (4)         (5)        (6)
-------------------------------------------------------------------------------
                           NAME
                            OF
                          OWNERS                  TITLE
                           AND                     OF
NAME                  RELATIONSHIPS     NAME      CLASS       VALUE     PERCENT
OF                          TO           OF        OF          OF          OF
TRUSTEE                  TRUSTEE      COMPANY   SECURITY   SECURITIES    CLASS
-------------------------------------------------------------------------------
Robert M. Duncan . .      N/A             N/A       N/A        NONE         N/A
Barbara L. Hennigar.      N/A             N/A       N/A        NONE         N/A
Thomas J. Kerr, IV .      N/A             N/A       N/A        NONE         N/A
Douglas F. Kridler .      N/A             N/A       N/A        NONE         N/A
David C. Wetmore . .      N/A             N/A       N/A        NONE         N/A

1 Investment advisers include Gartmore Mutual Fund Capital Trust and Gartmore Global Asset Management Trust.

2 Subadvisers include Dreyfus Corporation, Federated Investment Counseling, Gartmore Global Partners, J.P. Morgan Investment Management Inc., Neuberger Berman, LLC, Morgan Stanley Investment Management, Inc., Strong Capital Management, Turner Investment Partners, Waddell & Reed Investment Management Company and Van Kampen Asset Management, Inc.

3 Or any company, other than an investment company, that controls a Fund's adviser or distributor.

SECTION  1.08     COMPENSATION  OF  TRUSTEES

The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Each Adviser, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement, for the fiscal year ended December 31, 2002. In addition, the table sets forth the total compensation to be paid to the Trustees from all the Gartmore Funds for the fiscal year ended December 31, 2002. Trust officers receive no compensation from the Trust in their capacity as officers.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

----------------------------------------------------------------------------------
(1)                            (2)            (3)          (4)           (5)
----------------------------------------------------------------------------------
                                            PENSION
                                          RETIREMENT
                                           BENEFITS
                                            ACCRUED
                            AGGREGATE         AS        ESTIMATED       TOTAL
                           COMPENSATION      PART        ANNUAL      COMPENSATION
NAME                           FROM           OF        BENEFITS         FOR
OF                             THE           TRUST        UPON           THE
TRUSTEE                       TRUST        EXPENSES    RETIREMENT      COMPLEX*
----------------------------------------------------------------------------------
Charles E. Allen . . . .  $      25,000        - 0 -        - 0 -   $      49,000
Paula H.J. Cholmondeley.  $      23,000        - 0 -        - 0 -   $      45,000
C. Brent DeVore. . . . .  $      22,000        - 0 -        - 0 -   $      43,000

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
(1)                        (2)            (3)          (4)           (5)
------------------------------------------------------------------------------
                                        PENSION
                                      RETIREMENT
                                       BENEFITS
                                        ACCRUED
                        AGGREGATE         AS        ESTIMATED       TOTAL
                       COMPENSATION      PART        ANNUAL      COMPENSATION
NAME                       FROM           OF        BENEFITS         FOR
OF                         THE           TRUST        UPON           THE
TRUSTEE                   TRUST        EXPENSES    RETIREMENT      COMPLEX*
------------------------------------------------------------------------------
Robert M. Duncan . .  $      22,500        - 0 -        - 0 -   $      44,000
Barbara L. Hennigar.  $      24,000        - 0 -        - 0 -   $      48,000
Paul J. Hondros**. .          - 0 -        - 0 -        - 0 -           - 0 -
Thomas J. Kerr, IV .  $      23,000        - 0 -        - 0 -   $      45,000
Douglas F. Kridler .  $      26,500        - 0 -        - 0 -   $      52,000
Mark L. Lipson***. .          - 0 -        - 0 -        - 0 -           - 0 -
Arden L. Shisler . .  $      22,500        - 0 -        - 0 -   $      44,000
David C. Wetmore . .  $      24,750        - 0 -        - 0 -   $      48,500

* On December 31, 2002, the Fund Complex included two trusts comprised of 79 investment company funds or series.

** Does not receive compensation from the Trust for meeting attendance or being a Trustee.

*** Mr. Lipson was a Trustee for the Trust from March 13, 2003 until September 16, 2003, when he resigned.

CODE  OF  ETHICS

Federal law requires the Trust, each of its investment advisers, subadvisers, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).

INVESTMENT  ADVISORY  AND  OTHER  SERVICES

TRUST  EXPENSES

The Trust pays the compensation of the Trustees who are not employees of Gartmore Global Investments, Inc. ("GGI"), or its affiliates, and all expenses, including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. The Advisers may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

INVESTMENT  ADVISERS

GMF oversees the management of each of the Funds, other than the Gartmore GVIT Developing Markets, Gartmore GVIT Emerging Markets, Gartmore GVIT International Growth, rs, Gartmore GVIT European Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT OTC, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT Global Financial Services and Gartmore GVIT Global Utilities Funds which are managed by GGAMT. GMF and GGAMT (together, the "Advisers") manage the Funds pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to their respective Investment Advisory Agreements, the Advisers either provide portfolio management for the Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. The Advisers pay the compensation of Mr. Hondros. The officers of the Trust receive no compensation from the Trust. The Advisers also pay all expenses incurred by them in providing service under their respective Investment Advisory Agreements, other than the cost of investments and the Advisers pay, out of their respective profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for recordkeeping or other services.

The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Adviser's reckless disregard of its obligations and duties under the Agreements. After an initial period of not more than two years, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice. The Agreements further provide that the Advisers may render similar services to others.

GMF, located at 1200 River Road, Conshohocken, PA 19428, is a wholly owned subsidiary of Gartmore Global Investments, Inc., a holding company which is an indirect, majority-owned subsidiary of GGAMT, also located at 1200 River Road, Conshohocken, PA 19428. GGAMT, which is a registered investment adviser, is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

Subject to the supervision of the Advisers and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

                                                                            INVESTMENT
                                                                             ADVISORY
FUND                                                   ASSETS                   FEE
-----------------------------------------  -------------------------------  -----------
COMSTOCK GVIT VALUE FUND. . . . . . . . .  $0 up to $50 million                  0.80%
                                           50 million up to $250 million         0.65%
                                           250 million up to $500 million        0.60%
                                           500 million and more                  0.55%

DREYFUS GVIT INTERNATIONAL VALUE FUND . .  0 up to $500 million                  0.75%
                                           500 million and more                  0.70%

DREYFUS GVIT MID CAP INDEX FUND . . . . .  0 up to $250 million                  0.50%
                                           250 million up to $500 million        0.49%
                                           500 million up to $750 million        0.48%
                                           750 million up to $1 billion          0.47%
                                           $1 billion and more                   0.45%

FEDERATED GVIT HIGH INCOME BOND FUND. . .  $0 up to $50 million                  0.80%
                                           50 million up to $250 million         0.65%
                                           250 million up to $500 million        0.60%
                                           500 million and more                  0.55%

GARTMORE GVIT GLOBAL HEALTH SCIENCES. . .  All assets                            1.00%
FUND

GARTMORE GVIT GLOBAL TECHNOLOGY AND . . .  All assets                            0.98%
   COMMUNICATIONS FUND

GARTMORE GVIT GOVERNMENT BOND FUND. . . .  $0 up to $1 billion                   0.50%
                                           1 billion up to $2 billion           0.475%
                                           2 billion up to $5 billion            0.45%
                                           $5 billion and more                   0.40%

GARTMORE GVIT GROWTH FUND . . . . . . . .  $0 up to $1 billion                   0.60%
                                           1 billion up to $2 billion           0.575%
                                           2 billion up to $5 billion            0.55%
                                           $5 billion and more                   0.50%

GARTMORE GVIT INVESTOR DESTINATIONS:. . .  All assets                            0.13%
   AGGRESSIVE FUND
   MODERATELY AGGRESSIVE FUND
   MODERATE FUND
   MODERATELY CONSERVATIVE FUND
   CONSERVATIVE FUND

GARTMORE GVIT MID CAP GROWTH FUND . . . .  0 up to $200 million                  0.75%
                                           200 million and more                  0.70%

GARTMORE GVIT MONEY MARKET FUND . . . . .  $0 up to $1 billion                   0.40%
                                           1 billion up to $2 billion            0.38%
                                           2 billion up to $5 billion            0.36%
                                           $5 billion and more                   0.34%

GARTMORE GVIT MONEY MARKET FUND II. . . .  $0 up to $1 billion                   0.50%
                                           1 billion up to $2 billion            0.48%
                                           2 billion up to $5 billion            0.46%
                                           $5 billion and more                   0.44%

GARTMORE GVIT NATIONWIDE FUND . . . . . .  $0 up to $1 billion                   0.60%
                                           1 billion up to $2 billion           0.575%
                                           2 billion up to $5 billion            0.55%
                                           $5 billion and more                   0.50%

GARTMORE GVIT NATIONWIDE LEADERS FUND . .  0 up to $500 million                  0.90%
                                           500 million up to $2 billion          0.80%
                                           $2 billion and more                   0.75%

GARTMORE GVIT U.S. GROWTH LEADERS FUND[1]  0 up to $500 million                  0.90%
                                           500 million up to $2 billion          0.80%
                                           $2 billion and more                   0.75%

GARTMORE GVIT WORLDWIDE LEADERS FUND. . .  $0 up to $50 million                  1.00%
                                           $50 million and more                  0.95%

GVIT EQUITY 500 INDEX FUND. . . . . . . .  All assets                            0.24%

GVIT SMALL COMPANY FUND . . . . . . . . .  All assets                            0.93%

GVIT SMALL CAP GROWTH FUND. . . . . . . .  All assets                            1.10%

GVIT SMALL CAP VALUE FUND . . . . . . . .  0 up to $200 million                  0.90%
                                           200 million and more                  0.85%

J.P. MORGAN GVIT BALANCED FUND. . . . . .  0 up to $100 million                  0.75%
                                           100 million and more                  0.70%

NATIONWIDE GVIT STRATEGIC VALUE FUND. . .  All assets                            0.90%

TURNER GVIT GROWTH FOCUS FUND[2]. . . . .  0 up to $500 million                  0.90%
                                           500 million up to $2 billion          0.80%
                                           $2 billion and more                   0.75%

VAN KAMPEN GVIT MULTI SECTOR BOND FUND. .  0 up to $100 million                  0.75%
                                           100 million and more                  0.70%

_______________________
1 The investment advisory fee noted is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

2 Similar to the investment advisory fee for the Gartmore GVIT U.S. Growth Leaders Fund, the advisory fee at each breakpoint for the Turner GVIT Growth Focus Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

PERFORMANCE FEES - GARTMORE GVIT U.S. GROWTH LEADERS FUND AND TURNER GVIT GROWTH FUND

As described above and in each Fund's Prospectus, the Gartmore GVIT U.S. Growth Leaders Fund and the Turner GVIT Growth Fund are subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is further information about the advisory fee arrangements of the Fund:


FUND              BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                                 PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                       EACH BREAK POINT   EACH BREAK POINT
--------------  -------------  ----------------  --------------------  -----------------  -----------------

Gartmore . . .  S&P 500 Index             12.0%  0.90% for assets                  1.12%              0.68%
GVIT U.S.                                        up to $500 million,
Growth Leaders
Fund                                             0.80% for assets                  0.98%              0.62%
                                                 of $500 million
                                                 and more but less
                                                 than $2 billion,
                                                 0.75% for assets of               0.91%              0.59%

Turner GVIT. .  Russell 1000              12.0%  0.90% for assets                  1.12%              0.68%
Growth . . . .  Growth Index                     up to $500 million,
Focus
Fund
                                                 0.80% for assets                  0.98%              0.62%
                                                 of $500 million
                                                 and more but less
                                                 than $2 billion,
                                                 0.75% for assets of               0.91%              0.59%
                                                 $ 2 billion and more

The performance adjustment works as follows: If the Fund outperforms its benchmark (the S&P 500 Index for the Gartmore GVIT U.S. Growth Leaders Fund and the Russell 1000 Growth Index for the Turner GVIT Growth Focus Fund) by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36-month period, the advisory fees would go down to 0.68%. In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

For the services it provides under its Investment Advisory Agreement with the Trust, GGAMT receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:

--------------------------------------------------------------------------------

FUND                                           ASSETS    INVESTMENT ADVISORY FEE
--------------------------------------------  ----------  ----------------------
Gartmore GVIT Emerging Markets Fund. . . . .  All assets                   1.15%
Gartmore GVIT Global Small Companies Fund
Gartmore GVIT Asia Pacific Leaders Fund. . .  All assets                   1.00%
Gartmore GVIT International Growth Fund
Gartmore GVIT European Leaders Fund
Gartmore GVIT OTC Fund
Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Utilities Fund. . . . .  All assets                   0.80%

LIMITATION  OF  FUND  EXPENSES

In the interest of limiting the expenses of those Funds for whom GMF and GGAMT serve as investment adviser, the Advisers may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of those Funds. In this regard, the Advisers have entered into expense limitation agreements with the Trust on behalf of certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, GMF and GGAMT have agreed to waive or limit their fees and to assume other expenses (except generally for Rule 12b-1 fees and administrative services fees and other expenses listed below) to the extent necessary to limit the total annual operating expenses of each Class of each such Fund as described below. For a few Funds, however, as noted below, Rule 12b-1 fees and administrative services fees are not excluded from the expense limitations. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

With respect to Gartmore GVIT Global Technology and Communications Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Emerging Markets Fund, Gartmore GVIT Global Small Companies Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT OTC Fund and Gartmore GVIT Developing Markets Fund, GMF and GGAMT (as applicable) may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by the Advisers pursuant to the Expense Limitation Agreements at a later date but no later than three years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF or GGAMT is not permitted.

With respect to the Comstock GVIT Value Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Investor Destinations Funds, Gartmore GVIT Mid Cap Growth Fund, Gartmore GVIT Money Market Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund, GVIT Equity 500 Index Fund, J.P. Morgan GVIT Balanced Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Global Financial Services Fund, and Gartmore GVIT Global Utilities Fund, GMF and GGAMT (as applicable) may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by the Advisers pursuant to the Expense Limitation Agreements at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Again, except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF or GGAMT is not permitted.

As listed for the Funds below, GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage fees, and extraordinary expenses; in addition, Rule 12b-1 fees and administrative services fees are also excluded for certain Funds/classes. For Class IV shares, these expense limitations are effective until at least October 1, 2004, and for the remaining classes/Funds, these expense limitations are effective until at least April 30, 2004.

- Comstock GVIT Value Fund to 1.20% for Class II1 shares and 0.95% for Class IV shares1

Gartmore GVIT Global Health Sciences Fund to 1.25% for Class I, Class II, Class III and Class VI shares

- Gartmore GVIT Global Technology and Communications Fund to 1.25% for Class I, Class II, Class III and Class VI shares

- Each of the Gartmore GVIT Investor Destinations Funds to 0.61% for Class II and Class VI shares1

-     Gartmore  GVIT  Mid  Cap  Growth  Fund  to  0.95%  for  Class  IV  shares

- Gartmore GVIT Money Market Fund to 0.55% for Class IV1 and 0.50% for Class V shares1

- Gartmore GVIT Nationwide Leaders Fund to 1.10% for Class I, Class II and Class III shares

- Gartmore GVIT U.S. Growth Leaders Fund to 1.15% for Class I, Class II and Class III shares

-     GVIT  Equity  500  Index  Fund  to  0.28%  for  Class  IV  shares1

-     J.P.  Morgan  GVIT  Balanced  Fund  to  0.91%  for  Class  IV  shares1

- Turner GVIT Growth Focus Fund to 1.35% for Class I, Class II and Class III shares

- Gartmore GVIT Nationwide Principal Protected Fund to 1.80% during the Guarantee Period.2

_______________________
1 The expense limits for each of these Funds and/or classes include Rule 12b-1 and administrative services fees.

2 If a Zero Coupon Investment Period begins before the end of the Guarantee Period, the expenses will be limited to not more than 1.25%. During the Offering Period the expenses will not exceed 0.85%. The applicable expense limitations for the Gartmore GVIT Nationwide Principal Protected Fund will continue until for at least seven years following the commencement of the Guarantee Period.

Until at least April 30, 2004 (unless otherwise noted), GGAMT has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees, for certain Funds of the Trust as listed below.

- Gartmore GVIT Asia Pacific Leaders Fund to 1.25% for Class I, Class II and Class III shares

- Gartmore GVIT Developing Markets Fund to 1.35% for Class II shares until at least April 30, 2005

- Gartmore GVIT Emerging Markets Fund to 1.40% for Class I, Class II, Class III and Class VI shares

- Gartmore GVIT European Leaders Fund to 1.25% for Class I, Class II and Class III shares

- Gartmore GVIT Global Financial Services Fund to 1.25% for Class I, Class II and Class III shares

-     Gartmore  GVIT  Global  Small  Companies  Fund to 1.75% for Class I shares

- Gartmore GVIT Global Utilities Fund to 1.05% for Class I, Class II and Class III shares

- Gartmore GVIT International Growth Fund to 1.25% for Class I, Class II and Class III shares

-     Gartmore  GVIT  OTC  Fund  to  1.60%  for  Class  I  shares

     INVESTMENT  ADVISORY  FEES

During the fiscal years ended December 31, 2002, 2001 and 2000, GMF and GGAMT earned the following fees for investment advisory services:

--------------------------------------------------------------------------------

                          GMF INVESTMENT ADVISORY FEES
                            YEAR ENDED DECEMBER 31,
                          2002                      2001                      2000
                (II)  FEES    (III)FEES   (IV)  FEES     (V)FEES    (VI)  FEES    (VII)FEES
(I)  FUND         EARNED     REIMBURSED     EARNED     REIMBURSED     EARNED1    REIMBURSED
--------------  -----------  -----------  -----------  -----------  -----------  -----------
COMSTOCK
GVIT
VALUE
FUND . . . . .  $   364,558  $     2,010  $   434,663  $    78,158  $   284,811  $    70,388
DREYFUS
GVIT
MID
CAP
INDEX
FUND . . . . .    1,483,835        9,099      961,813      249,729      163,748      157,855
FEDERATED
GVIT
HIGH
INCOME
BOND
FUND . . . . .      966,761        1,462      737,807       84,812      442,436      115,002
GARTMORE
GVIT
GLOBAL
HEALTH
SCIENCES
FUND . . . . .       60,621          283       19,354       95,729           02         1072
GARTMORE
GVIT
GLOBAL
TECHNOLOGY
AND
COMMUNICATIONS
FUND . . . . .      127,706       12,725      131,329       89,862           03      44,7273
GARTMORE
GVIT
GOVERNMENT
BOND
FUND . . . . .    8,012,931       34,402    5,454,842      799,745    3,275,649      498,191
GARTMORE
GVIT
GROWTH
FUND . . . . .    1,629,378        5,420    2,540,711      213,289    4,785,143      293,537
GARTMORE
GVIT
INVESTOR
DESTINATIONS
AGGRESSIVE
FUND . . . . .        9,565           --          364       6,6464           --           --
GARTMORE
GVIT
INVESTOR
DESTINATIONS
MODERATELY
AGGRESSIVE
FUND . . . . .       34,531           --          364       6,6464           --           --
GARTMORE
GVIT
INVESTOR
DESTINATIONS
MODERATE
FUND . . . . .       74,686           --          364       6,6464           --           --
GARTMORE
GVIT
INVESTOR
DESTINATIONS
MODERATELY
CONSERVATIVE
FUND . . . . .       44,759           --          364       6,6464           --           --
GARTMORE
GVIT
INVESTOR
DESTINATIONS
CONSERVATIVE
FUND . . . . .       45,578           --          364       6,6464           --           --
GARTMORE
GVIT
MID
CAP
GROWTH
FUND*. . . . .    1,173,289        9,157    1,744,588      352,429    1,551,732      353,987
GARTMORE
GVIT
MONEY
MARKET
FUND . . . . .   10,905,161       72,552   10,040,104    1,671,437    6,486,295    1,126,343
GARTMORE
GVIT
MONEY
MARKET
FUND
II . . . . . .      301,549           87      35,7705      10,7025           --           --
GARTMORE
GVIT
NATIONWIDE
FUND . . . . .    8,810,734       30,518   10,408,538      754,192   12,055,797      706,978
GARTMORE
GVIT
NATIONWIDE
LEADERS
FUND . . . . .       62,833          155         3466       7,4336           --           --
GARTMORE
GVIT
U.S.
GROWTH
LEADERS
FUND . . . . .       43,696           --       1,0326       7,2236           --           --
GARTMORE
GVIT
WORLDWIDE
LEADERS
FUND . . . . .      466,112        1,585      733,766       70,056      586,716      165,649
GVIT
SMALL
COMPANY
FUND . . . . .    6,168,304           --    6,856,394           --    6,677,080           --
GVIT
SMALL
CAP
GROWTH
FUND . . . . .    1,273,107        2,361    1,174,969      135,474      488,609      181,698
GVIT
SMALL
CAP
VALUE
FUND . . . . .    5,178,959        8,215    4,373,935      498,130    1,514,031      303,376
J.P.
MORGAN
GVIT
BALANCED
FUND . . . . .    1,085,968        4,486      975,563      165,741      542,881      159,539
NATIONWIDE
GVIT
STRATEGIC
VALUE
FUND . . . . .      160,794       27,905      219,175       59,364      146,678       58,778
TURNER
GVIT
GROWTH
FOCUS
FUND . . . . .       71,189           39   __________   __________   __________   __________
VAN
KAMPEN
GVIT
MULTI
SECTOR
BOND
FUND . . . . .    1,412,997        7,344    1,179,519      216,127      547,986      179,017
GVIT
EQUITY
500
INDEX
FUND . . . . .     666,7979           --     802,1809           --     838,0969           --
DREYFUS
GVIT
INTERNATIONAL
VALUE
FUND . . . . .     501,5889           --     539,6519           --     624,8719           --

                         GGAMT INVESTMENT ADVISORY FEES
                            YEAR ENDED DECEMBER 31,
                           2002                          2001                         2000
                   (IX)           (X)            (XI)           (XII)         (XIII)        (XIV)
                (XVI)  FEES    (XVII)FEES    (XVIII)  FEES    (XIX)FEES     (XX)  FEES    (XXI)FEES
(XV)  FUND        EARNED       REIMBURSED       EARNED        REIMBURSED     EARNED1      REIMBURSED
-------------  -------------  ------------  ---------------  ------------  ------------  ------------
GARTMORE
GVIT
DEVELOPING
MARKETS
FUND. . . . .     1,271,2529            --       1,180,1349            --    1,680,4369            --
GARTMORE
GVIT
EMERGING
MARKETS
FUND. . . . .  $     253,775  $         --  $      100,0638  $    60,0698  $         --  $         --
GARTMORE
GVIT
GLOBAL
FINANCIAL
SERVICES
FUND. . . . .         43,474            --           1,1527        8,3207            --            --
GARTMORE
GVIT
GLOBAL
UTILITIES
FUND. . . . .         23,520           220             9127        8,3237            --            --
GARTMORE
GVIT
INTERNATIONAL
GROWTH
FUND. . . . .         90,776         2,992          89,2838       99,0278            --            --

(VIII)

____________________
1     Fees  net  of  reimbursement.

2     Fund  commenced  operations  on  December  29,  2000.

3     Fund  commenced  operations  on  June  30,  2000.

4     Funds  commenced  operations  on  December  12,  2001.

5     Fund  commenced  operations  on  October  2,  2001.

6     Funds  commenced  operations  on  December  31,  2001.

7     Funds  commenced  operations  on  December  28,  2001.

8     Funds  commenced  operations  on  August  30,  2000.

9     Fees paid by the Fund's predecessor to its predecessor investment adviser.

* Fees paid by the Gartmore GVIT Mid Cap Growth Fund prior to the reorganization of Market Street Mid Cap Growth Portfolio into the Fund. Market Street Mid Cap Growth Portfolio paid its advisers $303,564, $666,433 and $634,366 for the periods ending December 31, 2000, 2001 and 2002, respectively.

--------------------------------------------------------------------------------

The following Funds had not commenced operations as of December 31, 2002, and thus paid no investment advisory fees: Dreyfus GVIT International Value Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund,
Gartmore  GVIT  OTC  Fund,  and  Gartmore  GVIT  Global  Small  Companies  Fund.

ARTICLE  II.     SUBADVISERS

The Subadvisers for certain of the Funds advised by the Advisers are as follows:


FUND                                                                SUBADVISER(S)
---------------------------------------------  --------------------------------------------------------
Comstock GVIT Value Fund. . . . . . . . . . .  Van Kampen Asset Management Inc. ("VKAM")
(a)  Federated GVIT High Income Bond Fund . .  Federated Investment Counseling ("Federated")
Gartmore GVIT Worldwide Leaders Fund. . . . .  Gartmore Global Partners ("GGP")
Dreyfus GVIT Mid Cap Index Fund . . . . . . .  The Dreyfus Corporation ("Dreyfus")
J. P. Morgan GVIT Balanced Fund . . . . . . .  J.P. Morgan Investment Management Inc. ("J.P. Morgan")
Van Kampen GVIT Multi Sector Bond Fund. . . .  Morgan Stanley Investment Management Inc. ("MSIM"),
                                               d.b.a., Van Kampen Asset Management Inc.
GVIT Small Cap Value Fund . . . . . . . . . .  Dreyfus, and J.P. Morgan [1]
GVIT Small Cap Growth Fund. . . . . . . . . .  Waddell & Reed Investment Management Company
                                               ("WRIMCO") and Neuberger Berman, LLC
                                               ("Neuberger Berman")
Nationwide Strategic Value Fund . . . . . . .  Strong Capital Management, Inc. ("Strong")
GVIT Small Company Fund . . . . . . . . . . .  Dreyfus, Neuberger Berman, Strong, WRIMCO [2] nd GGP 3]
Turner GVIT Growth Focus Fund . . . . . . . .  Turner Investment Partners, Inc. ("Turner")

GVIT Equity 500 Index Fund. . . . . . . . . .  SSgA Funds Management, Inc. ("SSgA")

Dreyfus GVIT International Value Fund . . . .  Dreyfus
Gartmore GVIT Asia Pacific Leaders Fund,
Gartmore GVIT Developing Markets Fund,
Gartmore GVIT Emerging Markets Fund,
Gartmore GVIT European Leaders Fund,. . . . .  GGP
Gartmore GVIT Global Financial Services Fund,
Gartmore GVIT Global Small Companies Fund,
Gartmore GVIT Global Utilities Fund,
Gartmore GVIT International Growth Fund, and
Gartmore GVIT OTC Fund

1  J.P.  Morgan  began  service  as a subadviser to the Fund on October 1, 2003.

2  WRIMCO  began  service  as  a  subadviser  to  the  Fund  on January 5, 2001.

3  GGP  began  service  as  a  subadviser  to  the  Fund  on  August  15,  2001.

VKAM, a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"), is a diversified asset management company that administers more than three million retail investors accounts, has extensive capabilities for managing institutional portfolios and had more than $66 billion under management or supervision, as of December 31, 2002. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.
Federated, a Delaware business trust organized on April 11, 1989, is registered as an investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. As of December 31, 2002, Federated had assets under management of approximately $195 billion.

GGP is a partnership owned jointly by Gartmore U.S. Ltd. and Gartmore Securities Ltd. Gartmore U.S. Ltd. is a wholly-owned subsidiary of Gartmore Capital Management Ltd. Gartmore Capital Management Ltd. is a wholly owned subsidiary of, and Gartmore Securities Ltd. is almost entirely owned by, Gartmore Investment Management plc. Gartmore Investment Management plc is almost entirely owned by Asset Management Holdings plc, a holding company, which is a wholly owned subsidiary of Gartmore Group Limited, another holding company, which is a majority owned subsidiary of Nationwide UK Asset Management Holdings, Ltd., another holding company, which is a wholly owned subsidiary of Nationwide Asset Management Holdings, Ltd. Nationwide Asset Management Holdings, Ltd., which is also a holding company, is a wholly owned subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"), a global financial services company. As of December 31, 2002, Dreyfus managed or administered approximately over $170 billion in assets. Mellon is a publicly owned financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $581 billion in assets as of March 31, 2003. As of December 31, 2002, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $2.9 trillion in assets.

J.P. Morgan, a wholly owned subsidiary of J.P. Morgan Chase & Co. Incorporated ("J.P. Morgan Chase") and a corporation organized under the laws of the State of Delaware, is a registered investment adviser under the 1940 Act. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over 100 years and today, through J.P. Morgan and its other subsidiaries, offers a wide range of banking and investment and investment management services to governmental, institutional, corporate and individual clients.

MSIM does business in certain instances, including with respect to the Van Kampen GVIT Multi Sector Bond Fund, using the name Van Kampen. MSIM is owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. and is part of Morgan Stanley Investment Management ("MS Investment Management"). MSIM provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2002, together with its affiliated asset management companies, MSIM had in excess of $376 billion in assets under management.

WRIMCO acts as investment manager to numerous investment companies and accounts. As of December 31, 2002, WRIMCO managed over $26 billion in assets.

Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $56 billion of assets as of December 31, 2002. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of December 31, 2002, Strong had approximately $39 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

Turner was founded in 1990 and is located at 1235 West Lakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser under the Investment Advisers Act of 1940. Turner serves as investment adviser to other investment companies, as well as separate investment portfolios. As of December 31, 2002, Turner had approximately $8 billion in assets under management.

SSgA is a wholly owned subsidiary of State Street Corporation and is located at Two International Place, Boston, MA 02110. SSgA manages over $60 billion in assets of U.S. Securities and Exchange Commission registered open-end investment companies. As of December 31, 2002, State Street Global Advisors companies, including SSgA, manage over $763 billion in assets, the third largest total among U.S. investment managers.

Subject to the supervision of the Adviser (GMF or GGAMT, as applicable) and the Trustees, each of the Subadvisers manages the assets of the Funds as listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions, places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from the Adviser, calculated at an annual rate based on the average daily net assets of the funds, in the following amounts:


FUND                                                       ASSETS                FEE
--------------------------------------------  --------------------------------  ------

                                              up to $50 million                  0.35%
                                              50 million up to $250 million      0.30%
                                              250 million up to $500 million     0.25%
COMSTOCK GVIT VALUE FUND . . . . . . . . . .  500 million and more               0.20%
--------------------------------------------  --------------------------------  ------
                                              up to $50 million                  0.40%
                                              50 million up to $250 million,     0.25%
                                              250 million up to $500 million,    0.20%
FEDERATED GVIT HIGH INCOME BOND FUND . . . .  500 million and more.              0.15%
--------------------------------------------  --------------------------------  ------
                                              up to $50 million                  0.60%
GARTMORE GVIT WORLDWIDE LEADERS FUND . . . .  $50 million and more               0.55%
--------------------------------------------  --------------------------------  ------
                                              up to $250 million,                0.10%
                                              250 million up to $500 million,    0.09%
                                              500 million up to $750 million,    0.08%
                                              750 million up to $1 billion,      0.07%
DREYFUS GVIT MID CAP INDEX FUND. . . . . . .  $1 billion and more.               0.05%
--------------------------------------------  --------------------------------  ------
                                              up to $200 million                 0.30%
VAN KAMPEN GVIT MULTI SECTOR BOND FUND . . .  200 million and more               0.25%
--------------------------------------------  --------------------------------
                                              up to $200 million                 0.50%
GVIT SMALL CAP VALUE FUND. . . . . . . . . .  200 million and more               0.45%
--------------------------------------------  --------------------------------  ------
GVIT SMALL CAP GROWTH FUND . . . . . . . . .  All assets                         0.60%
--------------------------------------------  --------------------------------  ------
                                              up to $500 million                 0.50%
NATIONWIDE STRATEGIC VALUE FUND. . . . . . .  500 million and more               0.45%
--------------------------------------------  --------------------------------  ------
GVIT SMALL COMPANY FUND. . . . . . . . . . .  All assets                         0.60%
--------------------------------------------  --------------------------------  ------
                                              up to $500 million                 0.55%
                                              500 million up to $2 billion       0.45%
TURNER GVIT GROWTH FOCUS FUND1 . . . . . . .  $2 billion and more                0.40%
--------------------------------------------  --------------------------------  ------
GVIT EQUITY 500 INDEX FUND
--------------------------------------------  --------------------------------  ------
DREYFUS GVIT INTERNATIONAL VALUE FUND. . . .  up to $200 million                0.025%
                                              200 million up to $700 million     0.02%
                                              700 million and more              0.015%
--------------------------------------------  --------------------------------  ------
GARTMORE GVIT EMERGING MARKETS FUND. . . . .  up to $500 million                0.375%
GARTMORE GVIT GLOBAL SMALL COMPANIES FUND. .  500 million and more               0.30%
(b)  GARTMORE GVIT DEVELOPING MARKETS FUND
                                              All assets                        0.575%
--------------------------------------------  --------------------------------  ------
GARTMORE GVIT INTERNATIONAL GROWTH,
GARTMORE GVIT EUROPEAN LEADERS FUND,
GARTMORE GVIT OTC FUND,
GARTMORE GVIT ASIA PACIFIC LEADERS FUND AND
GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND  All assets                         0.50%
--------------------------------------------  --------------------------------  ------
(c)  GARTMORE GVIT GLOBAL UTILITIES FUND . .  All assets                         0.40%
--------------------------------------------  --------------------------------  ------

1 The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay lower fees. For a further description of the fee, see below.


The  following  table  sets  forth  the  amount  GMF[1]

                                                        YEAR  ENDED  DECEMBER  31,
FUND                                               2002           2001            2000
--------------------------------------------  --------------  -------------  ---------------
Comstock GVIT Value Fund . . . . . . . . . .  $      167,461  $  212,251[1]  $    174,893[1]
Federated GVIT High Income Bond Fund . . . .         417,985        322,188          249,200
Gartmore GVIT Worldwide Leaders Fund . . . .         278,221     432,927[2]       438,800[2]
Dreyfus GVIT Mid Cap Index Fund. . . . . . .         292,941        192,350           64,320
J. P. Morgan GVIT Balanced Fund. . . . . . .         493,986        445,322        26,613[3]
Van Kampen GVIT Multi Sector Bond Fund . . .         564,919        471,808         303,9844
GVIT Small Cap Value Fund. . . . . . . . . .   2,726,223[15]      2,282,791          999,500
GVIT Small Cap Growth Fund . . . . . . . . .         627,712     663,062[4]       365,621[4]
Nationwide Strategic Value Fund. . . . . . .          89,330     121,764[5]       114,142[5]
Gartmore GVIT Mid Cap Growth Fund. . . . . .         651,827        969,215        1,058,731
GVIT Small Company Fund. . . . . . . . . . .       3,610,230   4,257,790[6]   4,307,794[6,7]
Turner GVIT Growth Focus Fund. . . . . . . .          43,514      89,938[8]         0[9, 10]
Gartmore GVIT Emerging Markets Fund. . . . .         126,888     50,032[11]              N/A
Gartmore GVIT International Growth Fund. . .          45,388     44,642[11]                0
Gartmore GVIT Global Financial Services Fund          21,737        576[12]              N/A
Gartmore GVIT Global Utilities Fund. . . . .          11,760        456[12]              N/A
Dreyfus GVIT International Value Fund. . . .     250,250[13]    270,143[13]      312,435[13]
GVIT Equity 500 Index Fund . . . . . . . . .      65,567[13]     76,805[13]   58,900[13, 14]

1 Prior to May 1, 2002, Federated was subadviser to the Fund. As a result, these fees were paid to Federated.

2 Prior to January 2, 2002, J.P. Morgan was the Fund's subadviser. As a result, these fees were paid to J.P. Morgan.

3 Prior to May 1, 2000, Salomon Brothers Asset Management Inc. ("SBAM") was the Fund's subadviser. As a result, these fees include amounts paid to SBAM.

4 Prior to May 1, 2002, MSI acted as a subadviser to the Fund. As a result, these fees include amounts paid to MSI. Prior to October 1, 2000, Franklin Advisers, Inc. acted as a subadviser for the Fund. As a result, these fees include amounts paid to Franklin.

5 Prior to March 12, 2001, Strong had previously subcontracted with Schaefer Capital Management, Inc. ("Schaefer") to act as the subadviser to the Fund. Effective March 12, 2001, Strong assumed Schaefer Capital's subadviser duties. For the years ended December 31, 2000, 2001 (until March 12, 2001), Strong paid Schaefer subadvisory fees out of the amount it received.

6 Lazard Asset Management ("Lazard") served as a subadviser to the Fund until August 14, 2001. As a result, these fees include amounts paid to Lazard.

7 Prior to May 1, 2000, Credit Suisse Asset Management, LLC ("Credit Suisse") served as a subadviser to the Fund. As a result, these fees include amounts paid to Credit Suisse.

8    With  total  reimbursements  in  the  amount  of  $67,618.

9    Net  of  waivers  in  the  amount  of  $16,503.

10   The  Fund  commenced  operations  on  June  30,  2000.

11   The  Fund  commenced  operations  on  August  30,  2000.

12   The  Fund  commenced  operations  on  December  18,  2001.

13   Fees  paid by the Fund's predecessor to its predecessor investment adviser.

14 Fees paid by the Fund's predecessor to its predecessor investment adviser for the period February 7, 2000 through December 31, 2000.

15 J.P. Morgan began service as a subadviser to the Fund on October 1, 2003. As a result, these fees do not include amounts paid to J.P. Morgan.

The  remaining  Funds  had  not  commenced  operations  as of December 31, 2002.

MULTI-MANAGER  STRUCTURE

The Advisers and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows the Advisers to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows the Advisers to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or the Advisers. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

The Advisers provide investment management evaluation services to the Funds principally by performing initial due diligence on prospective Subadvisers for a Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. The Advisers have responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, the Advisers do not expect to recommend frequent changes of subadvisers. The Advisers will regularly provide written reports to the Trust's Board of Trustees regarding the results of their evaluation and monitoring functions. Although the Advisers will monitor the performance of the Subadvisers, there is no certainty that the Subadvisers or the Funds will obtain favorable results at any given time.

SUBADVISER  PERFORMANCE  FEE  -  TURNER  GVIT  GROWTH  FOCUS  FUND

For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the subadvisory fee arrangements of the Fund between Turner and GMF:


FUND     BENCHMARK    REQUIRED EXCESS      BASE ADVISORY       HIGHEST POSSIBLE      LOWEST POSSIBLE
                                            PERFORMANCE               FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                                    EACH BREAK POINT   EACH BREAK POINT
------------------------------------------------------------------------------------------------------------------------
Turner  Russell 1000             12.0%  0.55% for assets                     0.77%              0.33%
GVIT .  Growth Index                    up to $500 million,
Growth
Focus
Fund
                                                             0.45% for assets                   0.63%              0.27%
                                                             of $500 million
                                                             and more but less
                                                             than $2 billion,
                                                             0.40% for assets of                0.56%              0.24%
                                                             $ 2 billion and more

In the event that the Fund over-or-underperforms its benchmark by less than 12% over a 36-month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by GMF and will be subject to the same conditions.

SECTION  2.02     CONSIDERATION  OF  INVESTMENT  ADVISORY  AGREEMENTS

In determining whether it was appropriate to approve the Investment Advisory Agreements between each Adviser and the Trust, on behalf of each Fund, the Board received extensive information, provided by the Advisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the trustees who are not interested persons were also advised by their own independent legal counsel. The Trustees decided to approve the Investment Advisory Agreements on the basis of the following considerations, among others:

- The investment advisory fee payable to each Adviser under its Investment Advisory Agreement, the anticipated costs to the Adviser of providing these services, the profitability of each Adviser's relationship with the Funds that it advises (particularly under recent volatile market conditions), the level of reimbursements being made by an Adviser and the anticipated duration of such reimbursements, and the comparability of the fee to fees paid by other similar investment companies.

- The nature, quality and extent of the investment advisory services expected to be provided by the Adviser to each of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies.

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers.

- Any ancillary benefits to the Advisers, including soft dollars received by such Advisers.

In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements should be continued for each of the Funds and that the compensation payable under such Investment Advisory Agreements is fair and reasonable with respect to each such Fund.

With respect to the addition of new Funds to the Investment Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

DISTRIBUTOR

Gartmore Distribution Services, Inc. ("GDSI") serves as principal underwriter for each of the Funds of the Trust in the continuous distribution of their shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting Agreement"). Prior to October 1, 2002, Nationwide Securities, Inc. was the principal underwriter for the Funds. Unless otherwise terminated, the Underwriting Agreement will continue in effect for the initial term and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. GDSI is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is an indirect, majority-owned subsidiary of GGAMT. GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Partners
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Corporation
Nationwide  Mutual  Insurance  Company
Paul  Hondros
Gerald  Holland
Eric  Miller

In its capacity as principal underwriter, GDSI solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust.

DISTRIBUTION  PLAN

The Trust, with respect to certain shares of certain Funds, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits such Funds to compensate GDSI, as the Funds' principal underwriter, for expenses associated with the distribution of such Funds' Class II or Class VI shares or all of the shares in the case of the Gartmore GVIT Nationwide
Principal Protected Fund and Gartmore GVIT Money Market Fund II. Although actual distribution expenses may be more or less, such Funds, or the applicable class, as indicated below, pay GDSI an annual fee under the Plan, regardless of expenses, in annual amount that will not exceed the following amounts:


Gartmore GVIT Nationwide Fund                                        0.25% of the average daily
Gartmore GVIT International Growth Fund                              net assets of Class II shares
Gartmore GVIT Global Technology                                      of each Fund, all of which
        and Communications Fund                                      will be considered a
Gartmore GVIT Emerging Markets Fund                                  distribution fee.
Gartmore GVIT Global Health Sciences Fund
GVIT Small Cap Growth Fund
GVIT Small Company Fund
Gartmore GVIT Mid Cap Growth Fund
Comstock GVIT Value Fund
Turner GVIT Growth Focus Fund
Dreyfus GVIT Mid Cap Index Fund
GVIT Small Cap Value Fund
Gartmore GVIT Worldwide Leaders Fund
Gartmore GVIT Government Bond Fund
Gartmore GVIT European Leaders Fund
Gartmore GVIT Nationwide Leaders Fund
Gartmore GVIT U.S. Growth Leaders Fund
Gartmore GVIT Asia Pacific Leaders Fund
Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Utilities Fund
GVIT Equity 500 Index Fund
Dreyfus GVIT International Value Fund
Gartmore GVIT Developing Markets Fund
Gartmore GVIT Investor Destinations Aggressive Fund
Gartmore GVIT Investor Destinations Moderately Fund Aggressive Fund
Gartmore GVIT Investor Destinations Moderate Fund
Gartmore GVIT Investor Destinations Moderately Conservative Fund
Gartmore GVIT Investor Destinations Conservative Fund

Dreyfus GVIT International Value Fund                                0.25% of the average daily
Gartmore Emerging Markets Fund                                       net assets of the Class VI shares
Gartmore Global Health Sciences Fund                                 of each Fund, all of which will
Gartmore Global Technology and Communications Fund                   be considered a distribution fee
Gartmore GVIT Investor Destinations Aggressive Fund
Gartmore GVIT Investor Destinations Moderately Fund Aggressive Fund
Gartmore GVIT Investor Destinations Moderate Fund
Gartmore GVIT Investor Destinations Moderately Conservative Fund
Gartmore GVIT Investor Destinations Conservative Fund

Gartmore GVIT Money Market Fund II                                   0.25% of the average daily
Gartmore GVIT Nationwide Principal Protected Fund                    net assets of shares of each
                                                                     Fund, all of which will be
                                                                     considered a distribution fee.

     During the fiscal year ended December 31, 2002, GDSI earned the following distribution fees under the Plan1:

FUND                                                                FEES
                                                                    PAID
                                                                  --------

Comstock GVIT Value Fund . . . . . . . . . . . . . . . . . . . .        NA
Dreyfus GVIT Mid Cap Index Fund. . . . . . . . . . . . . . . . .  $    842
Gartmore GVIT Emerging Markets Fund. . . . . . . . . . . . . . .  $    852
Gartmore GVIT Global Financial Services Fund . . . . . . . . . .        NA
Gartmore GVIT Global Health Sciences Fund. . . . . . . . . . . .        NA
Gartmore GVIT Global Technology and Communications Fund. . . . .        NA
Gartmore GVIT Global Utilities Fund. . . . . . . . . . . . . . .        NA
Gartmore GVIT Government Bond Fund . . . . . . . . . . . . . . .  $  4,854
Gartmore GVIT International Growth Fund. . . . . . . . . . . . .        NA
Gartmore GVIT Investor Destinations Aggressive Fund. . . . . . .  $ 18,394
Gartmore GVIT Investor Destinations Moderately Aggressive Fund .  $ 66,407
Gartmore GVIT Investor Destinations Moderate Fund. . . . . . . .  $143,627
Gartmore GVIT Investor Destinations Moderately Conservative Fund  $ 86,076
Gartmore GVIT Investor Destinations Conservative Fund. . . . . .  $ 87,651
Gartmore GVIT Mid Cap Growth Fund. . . . . . . . . . . . . . . .        NA
Gartmore GVIT Money Market Fund II . . . . . . . . . . . . . . .  $150,774
Gartmore GVIT Nationwide Fund. . . . . . . . . . . . . . . . . .  $    410
Gartmore GVIT Nationwide Leaders Fund. . . . . . . . . . . . . .        NA
Gartmore GVIT U.S. Growth Leaders Fund . . . . . . . . . . . . .        NA
Gartmore GVIT Worldwide Leaders Fund . . . . . . . . . . . . . .        NA
Gartmore GVIT Small Company Fund . . . . . . . . . . . . . . . .  $  2,028
Gartmore GVIT Small Cap Growth Fund. . . . . . . . . . . . . . .  $  1,390
Gartmore GVIT Small Cap Value Fund . . . . . . . . . . . . . . .  $    984
Turner GVIT Growth Focus Fund. . . . . . . . . . . . . . . . . .        NA

1 The other Funds/share classes of the Trust for which GDSI acted as distributor either have not adopted a Distribution Plan or had not commenced operations as of December 31, 2002.

As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 1, 2001. The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above. From time to time, GDSI or an affiliate of GDSI may pay additional amounts from its own resources to dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.

The Trust has been informed by GDSI that during the fiscal year ended December 31, 2002, the following expenditures were made using the 12b-1 fees received by the principal underwriter with respect to the Funds1:

                                                                  PROSPECTUS   BROKER-DEALER
                                                                   PRINTING     COMPENSATION
                                                                       &             &
FUND                                                               MAILING2        COSTS3
----------------------------------------------------------------  -----------  --------------

Comstock GVIT Value Fund . . . . . . . . . . . . . . . . . . . .  $         0  $            0
Dreyfus GVIT Mid Cap Index Fund. . . . . . . . . . . . . . . . .            0          848.31
Gartmore GVIT Emerging Markets Fund. . . . . . . . . . . . . . .        36.37          815.63
Gartmore GVIT Global Financial Services Fund . . . . . . . . . .            0               0
Gartmore GVIT Global Health Sciences Fund. . . . . . . . . . . .            0               0
Gartmore GVIT Global Technology and Communications Fund. . . . .            0               0
Gartmore GVIT Global Utilities Fund. . . . . . . . . . . . . . .            0               0
Gartmore GVIT Government Bond Fund . . . . . . . . . . . . . . .       708.68         4145.32
Gartmore GVIT International Growth Fund. . . . . . . . . . . . .            0               0
Gartmore GVIT Investor Destinations Aggressive Fund. . . . . . .       920.27       17,473.73
Gartmore GVIT Investor Destinations Moderately Aggressive Fund .       565.24       65,841.76
Gartmore GVIT Investor Destinations Moderate Fund. . . . . . . .            0      143,937.14
Gartmore GVIT Investor Destinations Moderately Conservative Fund       341.58       85,734.42
Gartmore GVIT Investor Destinations Conservative Fund. . . . . .       463.00       87,188.00
Gartmore GVIT Mid Cap Growth Fund. . . . . . . . . . . . . . . .            0               0
Gartmore GVIT Money Market Fund II . . . . . . . . . . . . . . .    11,688.14      139,085.86
Gartmore GVIT Nationwide Fund. . . . . . . . . . . . . . . . . .        80.83          329.17
Gartmore GVIT Nationwide Leaders Fund. . . . . . . . . . . . . .            0               0
Gartmore GVIT U.S. Growth Leaders Fund . . . . . . . . . . . . .            0               0
Gartmore GVIT Worldwide Leaders Fund . . . . . . . . . . . . . .            0               0
Gartmore GVIT Small Company Fund . . . . . . . . . . . . . . . .            0        2,050.56
Gartmore GVIT Small Cap Growth Fund. . . . . . . . . . . . . . .            0        1,404.82
Gartmore GVIT Small Cap Value Fund . . . . . . . . . . . . . . .            0          994.12
Turner GVIT Growth Focus Fund. . . . . . . . . . . . . . . . . .            0               0

_________________

1 The other Funds of the Trust for which GDSI acted as distributor either have not adopted a Distribution Plan or had not commenced operations as of December 31, 2002.

2 Printing and/or mailing of prospectuses to other than current Fund shareholders.

3 Broker-dealer compensation and costs were primarily paid to Nationwide Investment Services Corporation, an affiliate of GDSI and underwriter of variable insurance contracts, which are offered by the life insurance company affiliates of NFS.

A Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds. To the extent that certain Funds utilize the remaining Rule 12b-1 fees not allocated to "Broker-Dealer Compensation and Costs" on "Printing and Mailing" of a prospectus which covers multiple Funds, however, such other Funds may benefit indirectly from the distribution of the Fund paying the Rule 12b-1 fees.

FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

Under the terms of a Fund Administration Agreement, GSA provides for various administrative and accounting services to the Funds, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. Gartmore Investor Services, Inc. ("GISI"), a wholly owned subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. Beginning December 1, 2001, for the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                                             AGGREGATE TRUST FEE
ASSET LEVEL*                            AS A PERCENTAGE OF NET ASSETS
--------------------------------------  ------------------------------

up to $1 billion . . . . . . . . . . .                           0.13%
1 billion and more up to $3 billion .                            0.08%
3 billion and more up to $8 billion .                            0.05%
8 billion and more up to $10 billion.                            0.04%
10 billion and more up to $12 billion                            0.02%
12 billion or more. . . . . . . . . .                            0.01%

_______________

* The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.


GSA pays GISI from these fees for its services as the Trust's transfer and dividend disbursing agent.

During the fiscal year ended December 31, 2002 and the period from December 1, 2001 to December 31, 2001, GSA earned combined fund administration and transfer agency fees from the Funds as follows:

                                                                               PERIOD
                                                                                ENDED
                                                                              DECEMBER
                                                                     2002       2001
FUND                                                                EARNED     EARNED*
----------------------------------------------------------------  ----------  ---------

Comstock GVIT Value Fund . . . . . . . . . . . . . . . . . . . .  $   32,735  $   2,881
Dreyfus GVIT Mid Cap Index Fund. . . . . . . . . . . . . . . . .     201,480     13,221
Federated GVIT High Income Bond Fund . . . . . . . . . . . . . .     128,782      6,243
Gartmore GVIT Emerging Markets Fund. . . . . . . . . . . . . . .      18,585        849
Gartmore GVIT Global Financial Services Fund . . . . . . . . . .       5,391        751
Gartmore GVIT Global Health Sciences Fund. . . . . . . . . . . .       5,747        139
Gartmore GVIT Global Technology and Communications Fund. . . . .      10,218        875
Gartmore GVIT Global Utilities Fund. . . . . . . . . . . . . . .       5,050        741
Gartmore GVIT Government Bond Fund . . . . . . . . . . . . . . .   1,073,440     71,439
Gartmore GVIT Growth Fund. . . . . . . . . . . . . . . . . . . .     178,456     19,748
Gartmore GVIT International Growth Fund. . . . . . . . . . . . .      14,532        484
Gartmore GVIT Investor Destinations Aggressive Fund. . . . . . .         N/A       N/A2
Gartmore GVIT Investor Destinations Moderately Aggressive Fund .         N/A       N/A2
Gartmore GVIT Investor Destinations Moderate Fund. . . . . . . .         N/A       N/A2
Gartmore GVIT Investor Destinations Moderately Conservative Fund         N/A       N/A2
Gartmore GVIT Investor Destinations Conservative Fund. . . . . .         N/A       N/A2
Gartmore GVIT Mid Cap Growth Fund. . . . . . . . . . . . . . . .      87,763      9,291
Gartmore GVIT Money Market Fund. . . . . . . . . . . . . . . . .   1,874,325    162,281
Gartmore GVIT Money Market Fund II . . . . . . . . . . . . . . .      39,083     1,8043
Gartmore GVIT Nationwide Fund. . . . . . . . . . . . . . . . . .     966,598     91,431
Gartmore GVIT Nationwide Leaders Fund. . . . . . . . . . . . . .       6,031        253
Gartmore GVIT U.S. Growth Leaders Fund . . . . . . . . . . . . .       4,699        753
Gartmore GVIT Worldwide Leaders Fund . . . . . . . . . . . . . .      33,143      3,880
GVIT Small Company Fund. . . . . . . . . . . . . . . . . . . . .     455,495     39,879
GVIT Small Cap Growth Fund . . . . . . . . . . . . . . . . . . .      80,388      7,207
GVIT Small Cap Value Fund. . . . . . . . . . . . . . . . . . . .     393,726     35,615
J.P. Morgan GVIT Balanced Fund . . . . . . . . . . . . . . . . .     126,522      8,137
Nationwide GVIT Strategic Value Fund . . . . . . . . . . . . . .      13,926      1,231
Turner GVIT Growth Focus Fund. . . . . . . . . . . . . . . . . .       7,046      1,034
Van Kampen GVIT Multi Sector Bond Fund . . . . . . . . . . . . .     164,653      9,645
Dreyfus GVIT International Value Fund. . . . . . . . . . . . . .     88,7884        N/A
Gartmore GVIT Asia Pacific Leaders FundX . . . . . . . . . . . .         N/A        N/A
Gartmore GVIT Developing Markets Fund. . . . . . . . . . . . . .     48,4645        N/A
Gartmore GVIT European Leaders FundX . . . . . . . . . . . . . .         N/A        N/A
Gartmore GVIT Global Small Companies FundX . . . . . . . . . . .         N/A        N/A
Gartmore GVIT OTC FundX. . . . . . . . . . . . . . . . . . . . .         N/A        N/A
GVIT Equity 500 Index Fund . . . . . . . . . . . . . . . . . . .    373,2774        N/A

* Reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect combined fund administration and transfer agency fees from December 1, 2001 through December 31, 2001.

1    The  Funds  commenced  operations  on  December  28,  2001

2    The  Funds  commenced  operations  on  December  12,  2001.

3    The  Funds  commenced  operations  on  December  31,  2001.

4 Reflects the amount of fees received paid by the Fund's predecessor. Effective October 1, 2002, GSA serves as the Fund's administrator. Prior to October 1, 2002, Provident Mutual Life Insurance Company served as the Fund's administrator.

5 Reflects the amount of fees paid by the Fund's predecessor. Effective April 28, 2003, GSA serves as the Fund's administrator. Prior to April 28, 2003, J.P. Morgan Investor Services Co. served as the Fund's administrator.

X    As  of  December  31,  2002,  the  Funds  had not yet commenced operations.

     For the period of January 1, 2001 through November 30, 2001 and the fiscal year ended December 31, 2000, GSI earned the following, under the previous fee schedule, for fund administration services it provided:

                                                                      2001
                                                                     EARNED
                                                                    (1/1/01-     2001      2000     2000
FUND                                                               11/30/01)*   WAIVED   EARNED*   WAIVED
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Nationwide Leaders Fund1                                 $--        $--      $---     $---
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT U.S. Growth Leaders Fund1                                N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Worldwide Leaders Fund                                 47,751       ---     52,667     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT International Growth Fund2                             68,630       ---       0      25,000
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Emerging Markets Fund2                                 68,630       ---     5,601    19,399
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Global Technology and Communications Fund3             68,630       ---       0      37,295
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Global Financial Services Fund4                          N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Global Utilities Fund4                                   N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Global Health Sciences Fund5                           68,630       ---       0        619
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Nationwide Fund                                        742,343      ---    973,697     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Growth Fund                                            196,615      ---    422,949     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Government Bond Fund                                   484,373      ---    377,378     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Money Market Fund                                     1,041,327     ---    881,362     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
GVIT Small Cap Value Fund                                            270,559      ---    140,913     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
GVIT Small Company Fund                                              380,420      ---    445,045     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
GVIT Small Cap Growth Fund6                                          70,506       ---     75,345     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Turner GVIT Growth Focus Fund3                                       68,630       ---     37,295     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Comstock GVIT Value Fund                                             35,405       ---     31,080     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Federated GVIT High Income Bond Fund                                 62,507       ---     48,777     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
J.P. Morgan GVIT Balanced Fund                                       83,503       ---     65,560     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Dreyfus GVIT Mid Cap Index Fund                                      120,456      ---     45,025     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Mid Cap Growth Fund                                    125,606      ---    146,884     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Van Kampen GVIT Multi Sector Bond Fund                               99,729       ---     67,855
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Money Market Fund II1                                  12,340       ---      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Investor Destinations Aggressive Fund7                   N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund7        N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Investor Destinations Moderate Fund7                     N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Investor Destinations Moderately Conservative Fund7      N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Investor Destinations Conservative Fund7                 N/A        N/A      N/A       N/A
Nationwide GVIT Strategic Value Fund                                 15,725       ---     15,980     ---
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Global Small Companies FundX                             N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT OTC FundX                                                N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT European Leaders FundX                                   N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Asia Pacific Leaders FundX                               N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Gartmore GVIT Developing Markets Fund8                               38,466       N/A     66,455     N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
GVIT Equity 500 Index FundX                                            N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------
Dreyfus GVIT International Value FundX                                 N/A        N/A      N/A       N/A
-----------------------------------------------------------------  -----------  -------  --------  -------

___________
* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect fund administration fees from January 1, 2001 through November 30, 2001.

1    The  Funds  commenced  operations  on  December  31,  2001.

2    The  Funds  commenced  operations  as  of  August  30,  2000.

3    The  Funds  commenced  operations  as  of  June  30,  2000.

4    The  Funds  commenced  operations  on  December  28,  2001

5    The  Fund  commenced  operations  as  of  December  29,  2000.

6    The  Fund  commenced  operations  on  May  1,  1999.

7    The  Funds  commenced  operations  on  December  12,  2001.

8 Reflects the amount of fees received paid by the Fund's predecessor. Effective April 28, 2003, GSA serves as the Fund's administrator. Prior to April 28, 2003, J.P. Morgan Investor Services Co. served as the Fund's administrator.

X    The  Funds  have  not  yet  commenced  operations.

For the period of January 1, 2001 through November 30, 2001 and the fiscal year ended December 31, 2000, GISI earned the following, under a previous fee schedule, for the transfer agency services it provided:

FUND                                                                  2001       2000
                                                                    EARNED*     EARNED
                                                                    (1/1/01
                                                                       -
                                                                   11/30/01)
---------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Leaders Fund1                             $     ---   $    ---
Gartmore GVIT U.S. Growth Leaders Fund1 . . . . . . . . . . . . .        N/A        N/A
Gartmore GVIT Worldwide Leaders Fund. . . . . . . . . . . . . . .      6,819      7,523
Gartmore GVIT International Growth Fund2. . . . . . . . . . . . .        819        320
Gartmore GVIT Emerging Markets Fund2. . . . . . . . . . . . . . .        740        158
Gartmore GVIT Global Technology and Communications Fund3. . . . .      1,206        456
Gartmore GVIT Global Financial Services Fund4 . . . . . . . . . .        N/A        N/A
Gartmore GVIT Global Utilities Fund4. . . . . . . . . . . . . . .        N/A        N/A
Gartmore GVIT Global Health Sciences Fund5. . . . . . . . . . . .        206          2
Gartmore GVIT Nationwide Fund . . . . . . . . . . . . . . . . . .    162,585    218,406
Gartmore GVIT Growth Fund . . . . . . . . . . . . . . . . . . . .     39,302     84,652
Gartmore GVIT Government Bond Fund. . . . . . . . . . . . . . . .     98,683     75,470
Gartmore GVIT Money Market Fund . . . . . . . . . . . . . . . . .    237,232    195,325
GVIT Small Cap Value Fund . . . . . . . . . . . . . . . . . . . .     44,312     20,191
GVIT Small Company Fund . . . . . . . . . . . . . . . . . . . . .     67,196     71,788
GVIT Small Cap Growth Fund. . . . . . . . . . . . . . . . . . . .      9,571      6,093
Turner GVIT Growth Focus Fund3. . . . . . . . . . . . . . . . . .        915        183
Comstock GVIT Value Fund. . . . . . . . . . . . . . . . . . . . .      5,056      4,440
Federated GVIT High Income Bond Fund. . . . . . . . . . . . . . .      8,925      6,967
J.P. Morgan GVIT Balanced Fund. . . . . . . . . . . . . . . . . .     11,923      9,365
Dreyfus GVIT Mid Cap Index Fund . . . . . . . . . . . . . . . . .     17,199      6,431
Gartmore GVIT Mid Cap Growth Fund . . . . . . . . . . . . . . . .     17,953     21,173
Van Kampen GVIT Multi Sector Bond Fund. . . . . . . . . . . . . .     14,240      9,693
Gartmore GVIT Money Market Fund II6 . . . . . . . . . . . . . . .        437        N/A
Gartmore GVIT Investor Destinations Aggressive Fund7. . . . . . .        N/A        N/A
Gartmore GVIT Investor Destinations Moderately Aggressive Fund7 .        N/A        N/A
Gartmore GVIT Investor Destinations Moderate Fund7. . . . . . . .        N/A        N/A
Gartmore GVIT Investor Destinations Moderately Conservative Fund7        N/A        N/A
Gartmore GVIT Investor Destinations Conservative Fund7. . . . . .        N/A        N/A
Nationwide GVIT Strategic Value Fund. . . . . . . . . . . . . . .      2,246      2,283
Gartmore GVIT Global Small Companies FundX. . . . . . . . . . . .        N/A        N/A
Gartmore GVIT OTC FundX . . . . . . . . . . . . . . . . . . . . .        N/A        N/A
Gartmore GVIT European Leaders FundX. . . . . . . . . . . . . . .        N/A        N/A
Gartmore GVIT Asia Pacific Leaders FundX. . . . . . . . . . . . .        N/A        N/A
GVIT Equity 500 Index FundX . . . . . . . . . . . . . . . . . . .        N/A        N/A
Dreyfus GVIT International Value FundX. . . . . . . . . . . . . .        N/A        N/A

* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect transfer agency fees from January 1, 2001 through November 30, 2001.

1    The  Funds  commenced  operations  on  December  31,  2001.

2    The  Funds  commenced  operations  as  of  August  30,  2000.

3    The  Funds  commenced  operations  as  of  June  30,  2000.

4    The  Funds  commenced  operations  on  December  28,  2001

5    The  Fund  commenced  operations  as  of  December  29,  2000.

6    The  Fund  commenced  operations  on  October  2,  2002.

7    The  Funds  commenced  operations  on  December  12,  2001.

X    The  Funds  had  not  yet  commenced  operations.

SUB-ADMINISTRATION

GSA has entered into a Services Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), and GISI has entered into a Sub-Transfer Agent Agreement with BISYS, effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Funds held beneficially by its customers. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

                                             AGGREGATE TRUST FEE
                                        ------------------------------
ASSET LEVEL**                           AS A PERCENTAGE OF NET ASSETS
--------------------------------------  ------------------------------

up to $1 billion . . . . . . . . . . .                           0.10%
1 billion and more up to $3 billion .                            0.05%
3 billion and more up to $8 billion .                            0.04%
8 billion and more up to $10 billion.                            0.02%
10 billion and more up to $12 billion                            0.01%
12 billion or more. . . . . . . . . .                           0.005%

___________
** The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.

For the period of January 1, 2001 through October 31, 2001 and the fiscal year ended December 31, 2000, BISYS earned (under a previous fee schedule) $6,228,787 and $6,385,351, respectively, for the sub-administration services it provided and $3,676,394 and $4,182,062 for the sub-transfer agency services it provided. Effective November 1, 2001, the sub-administration and sub-transfer agency fees were combined. For the period November 1, 2001 to December 31, 2001 and the fiscal year ended December 31, 2002, BISYS earned $1,803,079 and $5,960,724 for the combined sub-administration and sub-transfer agency services it provided, respectively.

ADMINISTRATIVE  SERVICE  PLAN

Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement, effective July 1, 1999, pursuant to which Nationwide Financial Services, Inc. has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class I, Class II, Class III and Class VI shares of the Funds, the annual rate of up to 0.20% of the average daily net assets of Class IV shares of the Funds and at the annual rate of up to 0.10% of the average daily net assets of the Class V shares held by customers of NFS or any such other entity.

During the fiscal years ended December 31, 2002, 2001 and 2000, NFS and its affiliates earned $13,329,141, $12,276,973 and $11,053,480 in administrative services fees from the Funds.

CUSTODIAN

JPMorgan Chase Bank, 4 New York Plaza, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. The Custodian performs no managerial or policy making functions for the Funds.

LEGAL  COUNSEL

Stradley Ronon Stevens & Young, LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT  ACCOUNTANTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as independent accountants for the Trust.

BROKERAGE  ALLOCATIONS

A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commission are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction, i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the Advisers and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to Adviser or a Subadviser. In placing orders with such broker-dealers, the Adviser or Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the Adviser or Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the Adviser's or Subadviser's normal research activities or expenses.

Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the adviser or Subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

In purchasing and selling investments for the Funds, it is the policy of each of the Advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the Adviser or Subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the Adviser or Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchase or sole; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

The Advisers and each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934 that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic on modeling software, market data fees and historical market information. Any such research and other information provided by brokers to an Adviser or Subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the Advisers and Subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the Advisers or a Subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the Advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended December 31, 2002, the clients (including the Funds) of all the affiliated advisers of Gartmore Global Investments, Inc. ("GGI"), including but not limited to GMF, GSA, GGAMT, and Gartmore Morley Capital Management, Inc., paid soft dollar commissions in the total amount of $4,379,309. GGI directs security transactions to brokers providing brokerage and research services to the benefit of all GGI clients, including the Funds.

The following tables list the amount of brokerage commissions and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:

--------------------------------------------------------------------------------

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                            TRANSACTIONS RELATED TO
                        BROKERAGE OR RESEARCH SERVICES1

FUND                                                 COMMISSION     $AMOUNT     COMMISSION
---------------------------------------------------  -----------  ------------  -----------

Gartmore GVIT Nationwide Leaders Fund . . . . . . .  $    15,073  $  1,336,230  $     1,291
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT U.S. Growth Leaders Fund. . . . . . .      130,418    11,523,889       22,611
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Worldwide Leaders Fund. . . . . . . .      914,776            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT International Growth Fund . . . . . .      120,297            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Emerging Markets Fund . . . . . . . .      263,189            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Technology
    and Communications Fund . . . . . . . . . . . .      499,765    13,418,637       21,778
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Financial Services Fund. . . .       26,536            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Utilities Fund . . . . . . . .       19,835            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Health Sciences Fund . . . . .      126,252     2,051,311        2,377
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Nationwide Fund . . . . . . . . . . .    1,730,702   555,536,155      891,400
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Growth Fund . . . . . . . . . . . . .    1,933,071   290,351,726      492,625
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Government Bond Fund. . . . . . . . .            0            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Money Market Fund . . . . . . . . . .            0            --           --
---------------------------------------------------  -----------  ------------  -----------
GVIT Small Cap Value Fund . . . . . . . . . . . . .    4,607,990   199,477,200      358,019
---------------------------------------------------  -----------  ------------  -----------
GVIT Small Company Fund . . . . . . . . . . . . . .    2,268,567    56,056,374      122,480
---------------------------------------------------  -----------  ------------  -----------
GVIT Small Cap Growth Fund. . . . . . . . . . . . .      459,733            --           --
---------------------------------------------------  -----------  ------------  -----------
Turner GVIT Growth Focus Fund . . . . . . . . . . .      261,723            --           --
---------------------------------------------------  -----------  ------------  -----------
Comstock GVIT Value Fund. . . . . . . . . . . . . .      242,669            --           --
---------------------------------------------------  -----------  ------------  -----------
Federated GVIT High Income Bond Fund. . . . . . . .           22            --           --
---------------------------------------------------  -----------  ------------  -----------
J.P. Morgan GVIT Balanced Fund. . . . . . . . . . .      112,903            --           --
---------------------------------------------------  -----------  ------------  -----------
Dreyfus GVIT Mid Cap Index Fund . . . . . . . . . .      118,807            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Mid Cap Growth Fund . . . . . . . . .    2,238,775            --           --
---------------------------------------------------  -----------  ------------  -----------
Van Kampen GVIT Multi Sector Bond Fund. . . . . . .          560            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Money Market Fund II. . . . . . . . .            0            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Investor Destinations Aggressive Fund            0            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund. . . . . . . . . . . . .            0            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Investor Destinations
Moderate Fund . . . . . . . . . . . . . . . . . . .            0            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Investor Destinations
---------------------------------------------------
Moderately Conservative Fund. . . . . . . . . . . .            0            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Investor Destinations
Conservative Fund . . . . . . . . . . . . . . . . .            0            --           --
---------------------------------------------------  -----------  ------------  -----------
Nationwide GVIT Strategic Value Fund. . . . . . . .       65,648            --           --
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Small Companies FundX. . . . .          N/A          N/A           N/A
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT OTC FundX . . . . . . . . . . . . . .          N/A          N/A           N/A
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT European Leaders FundX. . . . . . . .          N/A          N/A           N/A
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Asia Pacific Leaders FundX. . . . . .          N/A          N/A           N/A
---------------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Developing Markets Fund2. . . . . . .      650,906            --           --
---------------------------------------------------  -----------  ------------  -----------

_____
1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.

2 Reflects the amount of brokerage commissions paid by the Fund's predecessor.

X     The  Fund  has  not  yet  commenced  operations.

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                             TRANSACTIONS  RELATED  TO
                                                         BROKERAGE  OR  RESEARCH  SERVICES1
FUND                                                  COMMISSION      $AMOUNT      COMMISSION
----------------------------------------------------  -----------  --------------  -----------

Gartmore GVIT Nationwide Leaders Fund2 . . . . . . .  $       488  $               $
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT U.S. Growth Leaders Fund2. . . . . . .        1,630              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Worldwide Leaders Fund . . . . . . . .      279,537              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT International Growth Fund. . . . . . .       99,551              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Emerging Markets Fund. . . . . . . . .       72,797              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Global Technology
    and Communications Fund. . . . . . . . . . . . .      145,558       3,399,892        5,993
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Global Financial Services Fund3. . . .        2,449              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Global Utilities Fund3 . . . . . . . .        3,520              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Global Health Sciences Fund. . . . . .       21,697       1,673,320        1,942
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Nationwide Fund. . . . . . . . . . . .    2,615,444     578,826,967      851,570
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Growth Fund. . . . . . . . . . . . . .    1,685,987     306,190,755      452,943
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Government Bond Fund . . . . . . . . .            0              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Money Market Fund. . . . . . . . . . .            0              --           --
----------------------------------------------------  -----------  --------------  -----------
GVIT Small Cap Value Fund. . . . . . . . . . . . . .    2,996,661      66,454,430      212,029
----------------------------------------------------  -----------  --------------  -----------
GVIT Small Company Fund. . . . . . . . . . . . . . .    2,122,835     724,349,996    2,335,097
----------------------------------------------------  -----------  --------------  -----------
GVIT Small Cap Growth Fund . . . . . . . . . . . . .      198,124     156,978,470      282,170
----------------------------------------------------  -----------  --------------  -----------
Turner GVIT Growth Focus Fund. . . . . . . . . . . .      221,687       2,408,070        1,960
----------------------------------------------------  -----------  --------------  -----------
Comstock GVIT Value Fund . . . . . . . . . . . . . .       96,410      16,225,687       20,966
----------------------------------------------------  -----------  --------------  -----------
Federated GVIT High Income Bond Fund . . . . . . . .          267              --           --
----------------------------------------------------  -----------  --------------  -----------
J.P. Morgan GVIT Balanced Fund . . . . . . . . . . .       82,493              --           --
----------------------------------------------------  -----------  --------------  -----------
Dreyfus GVIT Mid Cap Index Fund. . . . . . . . . . .       65,724              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Mid Cap Growth Fund. . . . . . . . . .    2,347,489   2,429,578,645    4,107,903
----------------------------------------------------  -----------  --------------  -----------
Van Kampen GVIT Multi Sector Bond Fund . . . . . . .            0              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Money Market Fund II4. . . . . . . . .            0              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Investor Destinations Aggressive Fund5            0              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund5. . . . . . . . . . . . .            0              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Investor Destinations
Moderate Fund5 . . . . . . . . . . . . . . . . . . .            0              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Investor Destinations
Moderately Conservative Fund5. . . . . . . . . . . .            0              --           --
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Investor Destinations
Conservative Fund5 . . . . . . . . . . . . . . . . .            0              --           --
----------------------------------------------------  -----------  --------------  -----------
Nationwide GVIT Strategic Value Fund . . . . . . . .      127,268      70,797,569      166,397
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Global Small Companies FundX . . . . .          N/A            N/A           N/A
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT OTC FundX. . . . . . . . . . . . . . .          N/A            N/A           N/A
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT European Leaders FundX . . . . . . . .          N/A            N/A           N/A
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Asia Pacific Leaders FundX . . . . . .          N/A            N/A           N/A
----------------------------------------------------  -----------  --------------  -----------
GVIT Equity 500 Index FundX. . . . . . . . . . . . .          N/A            N/A           N/A
----------------------------------------------------  -----------  --------------  -----------
Dreyfus GVIT International Value FundX . . . . . . .          N/A            N/A           N/A
----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Developing Markets Fund6 . . . . . . .      756,137              --           --
----------------------------------------------------  -----------  --------------  -----------

1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.

2    The  Funds  commenced  operations  as  of  December  31,  2001.

3    The  Funds  commenced  operations  as  of  December  28,  2001.

4    The  Funds  commenced  operations  as  of  October  2,  2001.

5    The  Funds  commenced  operations  as  of  December  12,  2001.

6 Reflects the amount of brokerage commissions paid by the Fund's predecessor.

X    The  Fund  had  not  yet  commenced  operations  as  of December 31, 2001.

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                     TRANSACTIONS  RELATED  TO
                                                 BROKERAGE  OR  RESEARCH  SERVICES1
FUND                                           COMMISSION     $AMOUNT     COMMISSION
---------------------------------------------  -----------  ------------  -----------

Gartmore GVIT Mid Cap Growth Fund . . . . . .  $ 3,333,396  $363,014,518  $   323,019
---------------------------------------------  -----------  ------------  -----------
Nationwide GVIT Strategic Value Fund. . . . .       72,533     7,548,638       13,061
---------------------------------------------  -----------  ------------  -----------
Comstock GVIT Value Fund. . . . . . . . . . .       50,307            --           --
---------------------------------------------  -----------  ------------  -----------
Federated GVIT High Income Bond Fund. . . . .            0            --           --
---------------------------------------------  -----------  ------------  -----------
J.P. Morgan GVIT Balanced Fund. . . . . . . .      119,026            --           --
---------------------------------------------  -----------  ------------  -----------
Van Kampen GVIT Multi Sector Bond Fund. . . .            0            --           --
---------------------------------------------  -----------  ------------  -----------
GVIT Small Cap Value Fund . . . . . . . . . .            0   104,206,444      336,125
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Worldwide Leaders Fund. . . . .      343,746            --           --
---------------------------------------------  -----------  ------------  -----------
Dreyfus GVIT Mid Cap Index Fund . . . . . . .      123,246            --           --
---------------------------------------------  -----------  ------------  -----------
GVIT Small Cap Growth Fund. . . . . . . . . .      156,285            --           --
---------------------------------------------  -----------  ------------  -----------
GVIT Small Company Fund2. . . . . . . . . . .    2,281,254   182,649,855      280,636
---------------------------------------------  -----------  ------------  -----------
Nationwide Income Fund. . . . . . . . . . . .            0            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Nationwide Fund2. . . . . . . .    5,658,548            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Growth Fund2. . . . . . . . . .    1,930,966            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Government Bond Fund. . . . . .            0            --           --
---------------------------------------------  -----------  ------------  -----------
Turner GVIT Growth Focus Fund3. . . . . . . .       62,510         3,295        5,000
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Technology
    and Communications Fund2, 3 . . . . . . .       30,950            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Health Sciences Fund2, 4        2,030            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Emerging Markets Fund2, 5 . . .       14,279            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT International Growth Fund2, 5 .       34,401            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT European Growth Fund6 . . . . .         N/A            N/A          N/A
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Small Companies Fund6. .          N/A           N/A          N/A
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT OTC Fund6 . . . . . . . . . . .          N/A           N/A          N/A
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Developing Markets Fund7. . . .    1,202,949            --           --
---------------------------------------------  -----------  ------------  -----------

____________
1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.

2 For the fiscal year ended December 31, 2000, all the affiliated advisers of Gartmore Global Investments for both Gartmore Variable Insurance Trust and Gartmore Mutual Funds, including but not limited to GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commissions of $2,942,454 for all their advisory clients, including the Funds. This total may include soft dollar commissions related to these Funds.

3    The  Funds  commenced  operations  as  of  June  30,  2000.

4    The  Fund  commenced  operations  as  of  December  29,  2000.

5    The  Funds  commenced  operations  as  of  August  30,  2000.

6    The  Fund  had  not  yet  commenced  operations.

7 Reflects the amount of brokerage commissions paid by the Fund's predecessor.

Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be
(1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

The following table lists the amount of brokerage commissions paid to affiliated brokers:

                                                                         COMMISSIONS
                                                                         ------------
FUND                                    BROKER          2002     2001        2000
-------------------------------  --------------------  -------  -------  ------------

GVIT Small Company Fund . . . .  Neuberger & Berman    $14,458  $35,755  $     65,527
-------------------------------  --------------------  -------  -------  ------------
GVIT Small Cap Growth Fund. . .  Neuberger & Berman    $25,742  $18,703  $      6,355
-------------------------------  --------------------  -------  -------  ------------
Dreyfus GVIT Mid Cap Index Fund  Mellon Bank           $ 2,729  $ 5,661  $        566
-------------------------------  --------------------  -------  -------  ------------
J.P. Morgan GVIT Balanced Fund   Salomon Smith Barney  $ 7,178  $ 6,114  $        ---
-------------------------------  --------------------  -------  -------  ------------
GVIT Small Company Fund          Lazard Freres         $   ---  $   920  $        ---
-------------------------------  --------------------  -------  -------  ------------

During the year ended December 31, 2002, commissions paid by the GVIT Small Company Fund to Neuberger & Berman represented 0.64% of total commissions paid by the Fund or 1.02% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2002, commissions paid by the GVIT Small Cap Growth Fund to Neuberger & Berman represented 5.60% of total commissions paid by the Fund or 4.73% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2002, commissions paid by the Dreyfus GVIT Mid Cap Index Fund to Mellon Bank represented 2.30% of total commissions paid by the Fund or 1.58% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2002, commissions paid by the J.P. Morgan GVIT Balanced Fund to Salomon Smith Barney represented 6.36% of total commissions paid by the Fund or 1.67% of the aggregate dollar amount of transactions involving the payment of commissions

During the fiscal year ended December 31, 2002, the following Funds held investments in securities of their regular broker-dealers:


                                              APPROXIMATE
                                               AGGREGATE
                                                 VALUE
                                                   OF
                                                ISSUER'S
                                               SECURITIES
                                                 OWNED
                                                   BY
                                                  THE
                                                  FUND
                                                 DURING
                                                  THE
                                                 FISCAL
                                                  YEAR                     NAME
                                                 ENDED                      OF
                                                OCTOBER                   BROKER
                                                  31,                       OR
FUND                                              2002                    DEALER
--------------------------------------------  ------------  -----------------------------------

Comstock GVIT Value Fund . . . . . . . . . .  $    170,250  Goldman Sachs Group, Inc.
--------------------------------------------  ------------  -----------------------------------
                                                   337,755  Merrill Lynch & Co., Inc.
                                              ------------  -----------------------------------
Dreyfus GVIT Mid Cap Index Fund. . . . . . .       703,728  E*Trade Group, Inc.
--------------------------------------------  ------------  -----------------------------------
                                                 1,041,536  Edwards (A.G.), Inc.
                                              ------------  -----------------------------------
                                                 1,257,186  Legg Mason, Inc.
                                              ------------  -----------------------------------
Gartmore GVIT Global Financial Services Fund       254,265  Merrill Lynch & Co., Inc.
--------------------------------------------  ------------  -----------------------------------
                                                   223,552  Morgan Stanley Dean Witter & Co.
                                              ------------  -----------------------------------
Gartmore GVIT Growth Fund. . . . . . . . . .       572,772  Legg Mason, Inc.
--------------------------------------------  ------------  -----------------------------------
Gartmore GVIT International Growth Fund. . .       112,770  Mescal PLC
--------------------------------------------  ------------  -----------------------------------
                                                    60,672  Nikko Cordial Corp.
                                              ------------  -----------------------------------
                                                    89,930  Nomura Holdings, Inc.
                                              ------------  -----------------------------------
Gartmore GVIT Mid Cap Growth Fund. . . . . .     1,021,680  Bear Stearns Cos., Inc.
--------------------------------------------  ------------  -----------------------------------
                                                   426,320  Lehman Brothers Holdings, Inc.
                                              ------------  -----------------------------------
                                                   841,266  E*Trade Group, Inc.
                                              ------------  -----------------------------------
Gartmore GVIT Money Market Fund. . . . . . .    99,838,255  Bear Stearns Cos., Inc.
--------------------------------------------  ------------  -----------------------------------
                                                39,993,433  Goldman Sachs Group, Inc.
                                              ------------  -----------------------------------
                                                69,960,025  Morgan Stanley Dean Witter & Co.
                                              ------------  -----------------------------------
                                                 3,499,866  Salomon Smith Barney Holdings, Inc.
                                              ------------  -----------------------------------
Gartmore GVIT Worldwide Leaders Fund . . . .       736,230  Merrill Lynch & Co., Inc.
--------------------------------------------  ------------  -----------------------------------
GVIT Small Company Fund. . . . . . . . . . .     1,286,310  Legg Mason, Inc.
--------------------------------------------  ------------  -----------------------------------
GVIT Small Cap Value . . . . . . . . . . . .     1,866,668  Ameritrade Holdings
--------------------------------------------  ------------  -----------------------------------
                                                 3,666,384  E*Trade Group, Inc.
                                              ------------  -----------------------------------
                                                 2,234,535  Knight Trading Group, Inc.
                                              ------------  -----------------------------------
                                                 3,155,100  Legg Mason, Inc.
                                              ------------  -----------------------------------
J.P. Morgan GVIT Balanced Fund . . . . . . .       110,808  E*Trade Group, Inc.
--------------------------------------------  ------------  -----------------------------------
                                                   411,040  Goldman Sachs Group, Inc.
                                              ------------  -----------------------------------
                                                    66,410  Lehman Brothers Holdings, Inc.
                                              ------------  -----------------------------------
                                                    91,080  Merrill Lynch & Co., Inc.
                                              ------------  -----------------------------------
                                                 1,431,537  Morgan Stanley Dean Witter & Co.
                                              ------------  -----------------------------------
                                                   549,010  Schwab (Charles) Corp.
                                              ------------  -----------------------------------
Turner GVIT Growth Focus Fund. . . . . . . .       316,169  Schwab (Charles) Corp.
--------------------------------------------  ------------  -----------------------------------
Van Kampen GVIT Multi Sector Bond Fund . . .       405,797  Goldman Sachs Group, Inc.
--------------------------------------------  ------------  -----------------------------------
                                                    31,939  Merrill Lynch & Co., Inc.
                                              ------------  -----------------------------------
Comstock GVIT Value Fund . . . . . . . . . .       170,250  Goldman Sachs Group, Inc.
--------------------------------------------  ------------  -----------------------------------
                                                   337,755  Merrill Lynch & Co., Inc.
                                              ------------  -----------------------------------

--------------------------------------------------------------------------------

PURCHASES,  REDEMPTIONS  AND  PRICING  OF  SHARES

An insurance company purchases shares of the Funds at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

As described in the Gartmore GVIT Nationwide Principal Protected Fund's prospectus, except for reinvestment of dividends and distributions, no sales of Fund shares will be made during the Guarantee Period. Sales will only be available during the Offering Period and the Post-Guarantee Period.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines). The Trust will not compute NAV for the Funds on customary national business holidays, including the following:
Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day.

The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

Securities for which market quotations are readily available are values at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern
Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust. Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 day or less are considered to be "short-term" and are valued at amortized cost which approximated market value. The pricing service activities and results are reviewed by an officer of the Trust.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provided a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees of the Trust.

The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser or its designee, are valued at fair value under procedures approved by the Trust's Board of Trustees. For the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, GISI.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

PERFORMANCE  ADVERTISING

The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

CALCULATING YIELD - THE GARTMORE GVIT MONEY MARKET FUND AND GARTMORE GVIT MONEY MARKET FUND II

Any current yield quotations for the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II, subject to Rule 482 under the Securities
Act, or Rule 34b-1 under the 1940 Act, shall consist of a seven-calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. A Fund's effective yield represents an animalization of the current seven-day return with all dividends reinvested. Yields for each class may differ due to different fees and expenses charged on the Class.

Each Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in each Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and each Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in either Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING  YIELD  (NON-MONEY  MARKET  FUNDS)  AND  TOTAL  RETURN

The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

On April 28, 2003, the Market Street International Portfolio ("International Portfolio"), Mid Cap Growth and the Market Street Equity 500 Index Portfolio were reorganized into the Dreyfus GVIT International Value Fund, Gartmore GVIT Mid Cap Growth Fund and GVIT Equity 500 Index Fund ("Equity 500 Portfolio"), respectively and the performance shown for the Dreyfus GVIT International Value Fund, Gartmore GVIT Mid Cap Growth Fund and GVIT Equity 500 Index Fund reflects the returns for the predecessor funds through April 27, 2003. From the International Portfolio's inception on November 1, 1991 until October 1, 2002, Market Street Investment Management Company ("MSIM") served as its investment adviser and The Dreyfus Corporation served as its subadviser. From the Equity 500 Portfolio's inception on February 7, 2000 until October 1, 2002, MSIM served as its investment adviser and SSgA Funds Management, Inc. served as its subadviser. On October 1, 2002, GMF replaced MSIM as the investment adviser for the International Portfolio and the Equity 500 Portfolio. The Dreyfus GVIT International Value Fund and the GVIT Equity 500 Index Fund are managed in a substantially similar manner as the International Portfolio and the Equity 500 Portfolio were, and there have been no material changes to the objectives and strategies.

On June 23, 2003, the Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund") was reorganized into the Gartmore GVIT Developing Markets Fund and the performance shown for the Gartmore GVIT
Developing Markets Fund reflects the returns for the predecessor fund through June 22, 2003. From the Montgomery Emerging Markets Fund's inception on February 2, 1996 until January 18, 2003, Montgomery Asset Management, LLC ("MAM") served as its investment adviser. On January 18, 2003, GGAMT replaced MAM as the investment adviser for the Montgomery Emerging Markets Fund. The Gartmore GVIT Developing Markets Fund is managed in a substantially similar manner as the Montgomery Emerging Markets Fund was, and there have been no material changes to the objectives and strategies.

Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.

ADDITIONAL  INFORMATION

DESCRIPTION  OF  SHARES

The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 38 separate funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

The Trust is authorized to offer the following series of shares of beneficial interest, without par value and with the various classes listed:


SERIES                                                                             SHARE CLASSES
----------------------------------------------------------------  ------------------------------------------------

Comstock GVIT Value Fund . . . . . . . . . . . . . . . . . . . .  Class I, Class II, Class IV
----------------------------------------------------------------  ------------------------------------------------
Dreyfus GVIT International Value Fund. . . . . . . . . . . . . .  Class I, Class II, Class III, Class IV, Class VI
----------------------------------------------------------------  ------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund. . . . . . . . . . . . . . . . .  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
(a)  Federated GVIT High Income Bond Fund. . . . . . . . . . . .  (b)  Class I, Class III
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Asia Pacific Leaders Fund. . . . . . . . . . . . .  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Developing Markets Fund. . . . . . . . . . . . . .  Class I, Class II
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Emerging Markets Fund. . . . . . . . . . . . . . .  Class I, Class II, Class III, Class VI
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT European Leaders Fund. . . . . . . . . . . . . . .  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Global Financial Services Fund . . . . . . . . . .  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Global Health Sciences Fund. . . . . . . . . . . .  Class I, Class II, Class III, Class VI
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Global Small Companies Fund. . . . . . . . . . . .  Class I
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Global Technology and Communications Fund. . . . .  Class I, Class II, Class III, Class VI
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Global Utilities Fund. . . . . . . . . . . . . . .  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
(c)  Gartmore GVIT Government Bond Fund. . . . . . . . . . . . .  (d)  Class I, Class II, Class III, Class IV
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Growth Fund. . . . . . . . . . . . . . . . . . . .  Class I, Class IV
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT International Growth Fund. . . . . . . . . . . . .  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund. . . . . . .  Class II, Class VI
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund .  Class II, Class VI
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Investor Destinations Moderate Fund. . . . . . . .  Class II, Class VI
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Conservative Fund  Class II, Class VI
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund. . . . . .  Class II, Class VI
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund. . . . . . . . . . . . . . . .  Class I, Class II, Class III, Class IV
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Money Market Fund. . . . . . . . . . . . . . . . .  Class I, Class IV, Class V
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Money Market Fund II . . . . . . . . . . . . . . .  No Class Designation
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Nationwide Fund. . . . . . . . . . . . . . . . . .  Class I, Class II, Class III, Class IV
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Nationwide Leaders Fund. . . . . . . . . . . . . .  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT OTC Fund . . . . . . . . . . . . . . . . . . . . .  Class I
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Nationwide Principal Protection Fund . . . . . . .  No Class Designation
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT U.S. Growth Leaders Fund . . . . . . . . . . . . .  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund . . . . . . . . . . . . . .  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
GVIT Equity 500 Index Fund . . . . . . . . . . . . . . . . . . .  Class I, Class II, Class IV
----------------------------------------------------------------  ------------------------------------------------
GVIT Small Company Fund. . . . . . . . . . . . . . . . . . . . .  Class I, Class II, Class III, Class IV
----------------------------------------------------------------  ------------------------------------------------
(e)  GVIT Small Cap Growth Fund. . . . . . . . . . . . . . . . .  (f)  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
GVIT Small Cap Value Fund. . . . . . . . . . . . . . . . . . . .  Class I, Class II, Class III, Class IV
----------------------------------------------------------------  ------------------------------------------------
(g)  J.P. Morgan GVIT Balanced Fund. . . . . . . . . . . . . . .  (h)  Class I, Class IV
----------------------------------------------------------------  ------------------------------------------------
Nationwide GVIT Strategic Value Fund . . . . . . . . . . . . . .  Class I
----------------------------------------------------------------  ------------------------------------------------
Turner GVIT Growth Focus Fund. . . . . . . . . . . . . . . . . .  Class I, Class II, Class III
----------------------------------------------------------------  ------------------------------------------------
(i)  Van Kampen GVIT Multi Sector Bond Fund. . . . . . . . . . .  (j)  Class I, Class III
----------------------------------------------------------------  ------------------------------------------------

You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:

(1)  designate  series  of  the  Trust;  or

(2)  change  the  name  of  the  Trust;  or

(3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER  INQUIRIES

All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX  STATUS

Election to be taxed as a regulated investment company. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

Diversification requirements. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

OTHER  TAX  CONSEQUENCES

Effect of foreign investments on distributions. Certain Funds (including the Underlying Funds of GVIT Investors Destinations Funds) may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Funds. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

 Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

THE FOLLOWING PARAGRAPH ONLY APPLIES TO THE GARTMORE GVIT MONEY MARKET FUND AND THE GARTMORE GVIT MONEY MARKET FUND II:

Maintaining a $1 share price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II to adjust distributions to maintain its respective $1 share price. These procedures may result in under- or over-distributions by the Fund of its respective net investment income.

(I)     TAX  CONSEQUENCES  TO  SHAREHOLDERS\

Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

(II)     FINANCIAL  STATEMENTS

The Report of Independent Accountants and unaudited Financial Statements of the Trust for the period ended December 31, 2002 included in the Trust's Annual Report and the Financial Statements of the Trust for the period ended June 30, 2003 included in the Trust's Semi-Annual Report are incorporated herein by reference. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

--------------------------------------------------------------------------------

                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.     Nature  of  and  provisions  of  the  obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA -     Debt rated 'AAA' has the highest rating assigned by Standard & Poor's.
Capacity  to  pay  interest  and  repay  principal  is  extremely  strong.

AA  -     Debt  rated  'AA' has a very strong capacity to pay interest and repay principal  and  differs  from  the  highest  rated  issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -     Debt rated 'CC' typically is currently highly vulnerable to nonpayment.

C  -     Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt  service  payments  are  continued.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  -     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -     Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  -     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2-     Notes  bearing  this designation are of high quality, with margins of protection  ample  although  not  so  large  as  in  the  preceding  group.

MIG-3- Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC     Bonds  are  considered  a  high  default  risk.  Default  is a real possibility.  Capacity  for

and C meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signal imminent default.

DDD,  DD     Bonds  are  in  default.  Such  bonds  are  not  meeting  current obligations  and  are  extremely

and  D     speculative.  'DDD'  designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1     This  highest  category  indicates  that  the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2     Capacity  for  timely  payment  on  issues  with  this  designation  is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3     Issues  carrying  this  designation  have  adequate  capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B     Issues  rated  'B'  are  regarded  as having only speculative capacity for timely  payment.

C     This  rating  is  assigned  to  short-term  debt obligations with doubtful capacity  for  payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The  following  criteria  will  be  used  in  making  the  assessment:

1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note  rating  symbols  and  definitions  are  as  follows:

SP-1     Strong  capacity  to  pay  principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3     Speculative  capacity  to  pay  principal  and  interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG  1/VMIG 1     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG  2/VMIG  2     This  designation denotes high quality. Margins of protection are  ample  although  not  so  large  as  in  the  preceding  group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG  4/VMIG 4     This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG     This  designation  denotes  speculative quality. Debt instruments in this category  lack  margins  of  protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+     Exceptionally  strong  credit  quality. Issues assigned this rating are regarded  as  having  the  strongest  degree  of  assurance  for timely payment.

F-1     Very  strong  credit  quality.  Issues  assigned  this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2     Good  credit  quality.  Issues  assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

(a) Amended Declaration of Trust dated March 13, 2003, of the Registrant previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on April 28, 2003 and herein incorporated by reference.

(b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(c)  Article  VI  of  the  Amended  Declaration  of Trust and Article III of the
     Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

(d) (1) Investment Advisory Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a)  Amendment  dated  September  1,  1999  to  Investment  Advisory
               Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A effective May 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated December 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (d) Amended Exhibit A dated April 28, 2003 to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.

     (2) Investment Advisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance
          Trust) and Villanova Global Asset Management Trust ("VGAMT") (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A dated December 27, 2000 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A dated December 18, 2001 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated April 28, 2003 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT (now known as Gartmore Global Asset Management Trust) filed with Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A on July 17, 2003 and herein incorporated by reference.

     (3)  Subadvisory  Agreements  for  the  GVIT  Small  Company  Fund.

          (a) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Subadvisory Agreement dated October 1, 2000, as amended January 5, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Subadvisory Agreement dated August 15, 2001 with Gartmore Global Partners previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (4)  Subadvisory  Agreements  for  GVIT  Small  Cap  Growth  Fund.

          (a) Subadvisory Agreements dated May 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger Berman, LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated October 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (5)  Subadvisory  Agreements  for  the  other  subadvised  funds.

          (a) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Strong Capital Management, Inc. for the Strong NSAT Mid Cap Growth Fund (renamed Strong GVIT Mid Cap Growth Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1)  Amendment  dated  September  1,  1999  to  the  Subadvisory
                    Agreement Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated August 9, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. for the Nationwide Strategic Value Fund (now known as Nationwide GVIT Strategic Value Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Federated Investment Counseling for the Federated GVIT Equity Income Fund (now known as Comstock GVIT Value Fund) and Federated NSAT High Income Bond Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Federated Investment Counseling previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and The Dreyfus Corporation for the Nationwide Small Cap Value Fund (now known as GVIT Small Cap Value Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Subadvisory Agreement dated September 24, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation for the Dreyfus NSAT Mid Cap Index Fund (now known as Dreyfus GVIT Mid Cap Index Fund) previously filed with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (f) Subadvisory Agreement dated May 5, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Turner Investment Partners, Inc. for the Turner NSAT Growth Focus Fund (Now known as Turner GVIT Growth Focus Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (g) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and J.P. Morgan Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund (Now known as J.P. Morgan GVIT Balanced Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amended and Restated Subadvisory Agreement dated October 1, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and J.P. Morgan Investment Management Inc. for the J.P. Morgan GVIT Balanced Fund and the GVIT Small Cap Value Fund previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.).

          (h) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Miller Anderson & Sherrerd, LLP (now known as Morgan Stanley Investments, LP) for the MAS NSAT Multi Sector Bond Fund (now known as MAS GVIT Multi Sector Bond Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Assignment and Assumption Agreement dated April 28, 2003 between Morgan Stanley Investments LP and Morgan Stanley Investment Management Inc. previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.

          (i) Subadvisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners ("GGP") for the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Leaders Fund and Gartmore NSAT Global Small Companies Fund (now known as Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT European Leaders Fund and Gartmore GVIT Global Small Companies Fund), previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amended Exhibit A dated December 3, 2001 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP adding Gartmore NSAT OTC Fund, Gartmore NSAT Global Utilities Fund, Gartmore NSAT Global Financial Services Fund and Gartmore NSAT Asia Pacific Leaders Fund (now known as Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Asia Pacific Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (2) Amended Exhibit A dated April 28, 2003 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Global Small Companies Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Utilities Fund Gartmore GVIT Asia Pacific Leaders Fund, and Gartmore GVIT Developing Markets Fund filed with Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A on July 17, 2003 and herein incorporated by reference.

          (j) Subadvisory Agreement dated August 15, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for the Nationwide Small Company Fund (now known as GVIT Small Company
               Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment Exhibit A dated January 2, 2002 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners for the
                    Nationwide Global 50 Fund (now known as Gartmore GVIT Worldwide Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (k) Subadvisory Agreement dated May 1, 2002 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Van Kampen Asset Management, Inc. for the Comstock GVIT Value Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (l) Subadvisory Agreement dated April 28, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation for the Dreyfus GVIT International Value Fund previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

          (m) Subadvisory Agreement dated April 28, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and SSgA Funds Management, Inc. for the GVIT Equity 500 Index Fund previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

          (n) Subadvisory Agreement dated October 31, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Neuberger Berman, LLC for the GVIT Small Cap Growth Fund and the GVIT Small Company Fund previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.

(e) Underwriting Agreement dated May 1, 2001 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and
     Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (1) Amended Schedule A dated December 1, 2001 to the Underwriting Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. / Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3) Amended Schedule A dated April 28, 2003 to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

(f)  Not  applicable.

(g) (1) Custody Agreement dated April 17, 1991 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Addendum dated October 20, 1995 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Exhibit A to Custody Agreement dated December 27, 2000 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amendment dated June 29, 2001 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Exhibit A to Custody Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Fifth Third Bank previously filed with Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A on November 5, 2002 and herein incorporated by reference.

     (2) Custody Agreement dated April 4, 2003 between Gartmore Variable Insurance Trust and JPMorgan Chase Bank previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on April 28, 2003 and herein incorporated by reference.

(h) (1) Fund Administration Agreement dated November 1, 1997 between Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. for the Funds previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a)  Amendment  dated  September  1,  1999  to  Fund  Administration
               Agreement among Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A dated May 31, 2000 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated December 1, 2001 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Amended Exhibit A dated April 28, 2003 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference).

     (2) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (renamed Nationwide Separate Account Trust and now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and
               Heritage  Financial  Services,  Inc.  (now  known  as  Nationwide
               Investor Services, Inc.) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amendment dated May 1, 1999 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated May 1, 2000 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Amended Exhibit A dated December 1, 2001 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Amended Exhibit A dated April 28, 2003 to the Transfer and Dividend Disbursing Agent Agreement between Gartmore Variable Insurance Trust and Gartmore Investor Services previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

     (3) Administrative Services Plan dated November 1, 1999 & Form of Servicing Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amendment dated May 31, 2000 to Administrative Services Plan previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (b) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (c) Amended Exhibit A dated April 28, 2003 to the Administrative Services Plan previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

     (4) Expense Limitation Agreement effective May 31, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement amended December 12, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A to Expense Limitation Agreement amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A to Expense Limitation Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

          (d) Expense Limitation Agreement dated October 15, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amended Exhibit A to Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

          (e) Amended and Restated Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

          (f) Amended and Restated Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

     (5) Expense Limitation Agreement effective December 27, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended December 1, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

          (d) Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

          (e) Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

     (6) Form of Capital Protection Agreement for the Gartmore GVIT Principal Protected Fund previously filed previously filed with Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A on February 14, 2003 and herein incorporated by reference.

     (7) Service Agreement effective November 1, 2001 between Gartmore SA Capital Trust and BISYS Fund Services Ohio, Inc. previously filed with Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A on September 29, 2003 and herein incorporated by reference.

(i) Opinion and consent of counsel - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

(j) (1) Consent of PricewaterhouseCoopers LLP ("PwC") previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on April 28, 2003 and herein incorporated by reference.

     (2) Consent of PwC, independent accountants for American International Group, Inc. ("AIG"), (in connection with PwC's report dated April 1, 2002, relating to the financial statements of AIG which: (i) appear in AIG's Annual Report on Form 10-K for the year ended December 31, 2001 and (ii) are incorporated by reference into the Statement of
          Additional Information for the Trust), dated February 14, 2003 previously filed previously filed with Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A on February 14, 2003 and herein incorporated by reference.

(k)  Not  applicable.

(l)  Not  applicable.

(m) Distribution Plan under Rule 12b-1 effective December 1, 2001 previously filed with Post-Effective Amendment No. 51to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (1) Distribution Plan under Rule 12b-1 effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Distribution Plan under Rule 12b-1 effective March 13, 2003 previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

(n) Rule 18f-3 Plan effective December 1, 2001 previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (1) Rule 18f-3 Plan effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Rule 18f-3 Plan effective April 28, 2003 filed herewith as Exhibit 23(n)(2).

(p)  (1)  (a) Code of Ethics dated March 23, 2000 for Nationwide Family of Funds previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

          (b) Code of Ethics amended September 18, 2003 for Gartmore Variable Insurance Trust and Gartmore Mutual Funds previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by Reference

     (2) Code of Ethics dated November 29, 2001 for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (3) Code of Ethics dated March 23, 2000 for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

     (4) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (b) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (6) J.P. Morgan Investment Management, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (7) MAS Funds and Miller Anderson & Sherrerd, LLP ("MAS") (now known as Morgan Stanley Investments, LP) and MAS Fund Distribution, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (8) Neuberger Berman Management, Inc. and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (9) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (10) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated April 5, 2001, previously filed with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on June 7, 2001, and herein incorporated by reference.

     (11) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc. Code of Ethics as revised May 17, 2000, previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (12) Morgan Stanley Dean Witter & Co., indirect parent of Van Kampen Asset Management, Inc., Code of Ethics, dated January 29, 2001, previously filed with Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A on April 30, 2002, and herein incorporated by reference.

(q) Power of Attorney for Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Gerald J. Holland, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Mark L. Lipson, Arden L. Shisler, David C. Wetmore and dated March 13, 2003, previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on April 28, 2003, and herein incorporated by reference.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 23(a) above.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

(a) Gartmore Mutual Fund Capital Trust, ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

JOSEPH  J.  GASPER,  Director  and  President  and  Chief  Operating  Officer
--------------------------------------------------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
----------------------------------------
Nationwide  Investment  Services  Corp

Director  and  Vice  Chairman
----------------------------------------
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
----------------------------------------
Leben  Direkt  Insurance  Company

DONNA  A.  JAMES,  Director  and  Executive  Vice  President
--------------------------------------------------------------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President
Chief  Administrative  Officer
----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

W.  G.  JURGENSEN,  Chief  Executive  Officer  and  Director
--------------------------------------------------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
----------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Nationwide  Investment  Services  Corporation

Director
----------------------------------------
Gartmore  Global  Investments,  Inc.

Chairman
----------------------------------------
Nationwide  Securities,  Inc.

MICHAEL  C.  KELLER,  Director,  Executive  Vice  President  - Chief Information
Officer
--------------------------------------------------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director
----------------------------------------
Gartmore  Global  Investments,  Inc.

PAUL  J.  HONDROS,  Director,  President  and  Chief  Executive  Officer
--------------------------------------------------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman  and  Chief  Executive  Officer
----------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

ROBERT  A.  ROSHOLT,  Executive  Vice  President  -  Chief  Financial  Officer
--------------------------------------------------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation

Executive  Vice  President,  Chief  Financial  Officer  and  Director
----------------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.

Executive  Vice  President  and  Director
----------------------------------------
Gartmore  Global  Investments,  Inc.

Director
----------------------------------------
NGH  Luxembourg,  S.A.

YOUNG  D.  CHIN,  Executive  Vice  President  -  Global  CIO  -  Equities
--------------------------------------------------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

KEVIN  S.  CROSSETT,  Vice  President  -  Associate  General  Counsel
--------------------------------------------------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company

CHRISTOPHER  P.  DONIGAN,  Vice  President  -  Human  Resources
--------------------------------------------------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

GLENN  W.  SODEN,  Associate  Vice  President  and  Secretary
--------------------------------------------------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

CAROL  L.  DOVE,  Assistant  Treasurer
--------------------------------------------------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

MICHAEL  D.  MAIER,  Assistant  Treasurer
--------------------------------------------------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

JOHN  F.  DELALOYE,  Assistant  Secretary
--------------------------------------------------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

GERALD  J.  HOLLAND,  Senior  Vice  President  and  Chief Administrative Officer
--------------------------------------------------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Treasurer  and  Chief  Financial  Officer
----------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

THOMAS  M.  SIPP,  Vice  President
--------------------------------------------------------------------------------
Gartmore  Global  Investments,  Inc.

Vice  President  and  Treasurer
----------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.

DONALD  J.  PEPIN,  Senior  Vice  President  -  Sales
--------------------------------------------------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

MARY  LOU  VITALE,  Senior  Vice  President  Product  Development
--------------------------------------------------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

MICHAEL  A.  KRULIKOWSKI,  Vice  President  and  Chief  Compliance  Officer
--------------------------------------------------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital,  LLC

DANIEL  J.  MURPHY,  Assistant  Treasurer
--------------------------------------------------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

ERIC  E.  MILLER,  Senior  Vice  President  -  Chief  Legal  Counsel
--------------------------------------------------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
----------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

RICHARD  FONASH,  Vice  President
--------------------------------------------------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

THOMAS  E.  BARNES,  Vice  President
--------------------------------------------------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

MARY E. KENNEDY, Executive Vice President, Chief Financial Officer - Gartmore Group
--------------------------------------------------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
NorthPointe  Capital
Gartmore  Morley  Financial  Services,  Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
1200  River  Road
Conshohocken,  Pennsylvania  19428

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Rd.  ,  Suite  400
Lake  Oswego,  Oregon  97035

(b) Gartmore Global Asset Management Trust ("GGAMT"), an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable
Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see(a) above for additional information on their other employment):

                DIRECTORS OF NC
---------------------------------------------------------
Lewis J. Alphin                       Fred C. Finney
James B. BachmannW. G. Jurgensen
A. I. Bell                            David O. Miller
Timothy J. CorcoranLydia M. Marshall
Yvonne M. Curl                        Ralph M. Paige
Kenneth D. Davis                      James F. Patterson
Keith W. Eckel                        Arden L. Shisler
Willard J. Engel                      Robert L. Stewart

                                   OFFICERS OF GGAMT
------------------------------------------------------------------------------------------
President and Chief Executive Officer                               Paul J. Hondros
Vice President and Treasurer                                        Thomas M. Sipp
Associate Vice President and Secretary                              Thomas E. Barnes
Senior Vice President, Chief Counsel                                Eric E. Miller
Assistant Secretary                                                 John F. Delaloye
Assistant Treasurer                                                 Carol L. Dove
Assistant Treasurer                                                 Michael D. Maier
Executive Vice President, Global CIO - Equities                     Young D. Chin
Senior Vice President                                               Gerald J. Holland
Senior Vice President                                               Mary Lou Vitale
Vice President                                                      Christopher P. Donigan
Vice President and Chief Compliance Officer                         Michael A. Krulikowski
Assistant Treasurer                                                 Daniel J. Murphy
Vice President                                                      Richard F. Fonash
Executive Vice President, Chief Financial Officer - Gartmore Group  Mary E. Kennedy
Senior Vice President - Distribution                                Wilson Santos

(c)  Information  for  the  Subadvisers

     (1)  The  Dreyfus  Corporation

          The Dreyfus Corporation ("Dreyfus") acts as subadviser to the GVIT Small Company Fund, the GVIT Small Cap Value Fund, the Dreyfus GVIT International Value Fund and the Dreyfus GVIT Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

     (2)  Neuberger  Berman,  LLC

          Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the GVIT Small Company Fund and the GVIT Small Cap Growth Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

     (3)  Strong  Capital  Management,  Inc.

          Strong Capital Management, Inc. ("Strong"), acts as subadviser to the GVIT Small Company Fund and the Nationwide GVIT Strategic Value Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

     (4)  SSgA  Fund  Management,  Inc.

          SSgA Fund Management, Inc. ("SSgA") acts as subadviser to the GVIT Equity 500 Index Fund and as investment adviser or subadviser to a number of other registered investment companies. The list required by
          Item 26 of Officers and directors of SSgA, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by SSgA (SEC File No. 801-60103).

     (5) Federated Investment Counseling, acts as subadviser to the Federated GVIT High Income Bond Fund, and is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The subadvisor serves as investment adviser to a number of investment companies and private accounts. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

     (6) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, act as subadviser to the J. P. Morgan GVIT Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

          To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

     (7) Morgan Stanley Investments LP act as subadviser to the Van Kampen GVIT Multi Sector Bond Fund (formerly MAS GVIT Multi Sector Bond Fund). The list required by this Item 26 of the officers and directors of Morgan Stanley Investments LP ("MSI"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MSI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

     (8) Turner Investment Partners, Inc. ("Turner") acts as subadviser to the Turner GVIT Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).

     (9) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore GVIT Emerging Markets Fund, the Gartmore GVIT International Growth Fund, the Gartmore GVIT Global Leaders Fund, the Gartmore GVIT Global Small Companies, the Gartmore GVIT European Leaders Fund, the Gartmore GVIT OTC Fund, the Gartmore GVIT Asia Pacific Leaders Fund, the Gartmore GVIT Global Financial Services Fund, the Gartmore GVIT Global Utilities Fund, the GVIT Small Company Fund and the Gartmore GVIT Worldwide Leaders Fund, and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

     (10) Waddell & Reed Investment Management Company ("WRIMCO") acts as subadviser to the GVIT Small Cap Growth Fund and the GVIT Small
          Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

     (12) Van Kampen Asset Management, Inc. ("VKAM") acts as subadviser to the Comstock GVIT Value Fund. The list required by this Item 26 of the officers and directors of VKAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).

ITEM  27.  PRINCIPAL  UNDERWRITERS

(a)     Gartmore  Mutual  Funds

(b)     Gartmore  Distribution  Services,  Inc.

                                                           TITLE                 TITLE
                                                            WITH                  WITH
NAME:                          ADDRESS:                     GDSI:              REGISTRANT:
------------------------------------------------------------------------------------------
Paul J. Hondros          1200 River Road        President and Chief            Chairman
                         Conshohocken PA 19428  Executive Officer
------------------------------------------------------------------------------------------
Young D. Chin            1200 River Road        Executive Vice President -     N/A
                         Conshohocken PA 19428  Global CIO - Equities
------------------------------------------------------------------------------------------
Gerald J. Holland        1200 River Road        Senior Vice President and      Treasurer
                         Conshohocken PA 19428  Chief Administrative Officer
------------------------------------------------------------------------------------------
Donald J. Pepin, Jr.     1200 River Road        Senior Vice President - Sales  N/A
                         Conshohocken PA 19428
------------------------------------------------------------------------------------------
Mary Lou Vitale          1200 River Road        Senior Vice President -        Assistant
                         Conshohocken PA 19428  Product Development            Treasurer
------------------------------------------------------------------------------------------
Eric E. Miller           1200 River Road        Senior Vice President -        Secretary
                         Conshohocken PA 19428  Chief Counsel
------------------------------------------------------------------------------------------
Christopher P.  Donigan  1200 River Road        Vice President - Human         N/A
                         Conshohocken PA 19428  Resources
------------------------------------------------------------------------------------------
Thomas M. Sipp           1200 River Road        Vice President and             N/A
                         Conshohocken PA 19428  Treasurer
------------------------------------------------------------------------------------------
Glenn W. Soden           1200 River Road        Associate Vice President and   N/A
                         Conshohocken PA 19428  Secretary
------------------------------------------------------------------------------------------
John F. Delaloye         1200 River Road        Assistant Secretary            N/A
                         Conshohocken PA 19428
------------------------------------------------------------------------------------------
Carol L. Dove            One Nationwide Plaza   Assistant Treasurer            N/A
                         Columbus, OH 43215
------------------------------------------------------------------------------------------
Michael D. Maier         One Nationwide Plaza   Assistant Treasurer            N/A
                         Columbus, OH 43215
------------------------------------------------------------------------------------------
Daniel J. Murphy         One Nationwide Plaza   Assistant Treasurer            N/A
                         Columbus, OH 43215
------------------------------------------------------------------------------------------
Michael A. Krulikowski   1200 River Road        Vice President and             Assistant
                         Conshohocken PA 19428  Chief Compliance Officer       Secretary
------------------------------------------------------------------------------------------
Steven P. Sorenson       1200 River Road        Senior Vice President          N/A
                         Conshohocken PA 19428
------------------------------------------------------------------------------------------
Richard F. Fonash        1200 River Road        Vice President                 N/A
                         Conshohocken PA 19428
------------------------------------------------------------------------------------------
Anthony R. Costa         1200 River Road        Vice President                 N/A
                         Conshohocken PA 19428
------------------------------------------------------------------------------------------
Thomas E. Barnes         One Nationwide Plaza   Vice President and             N/A
                         Columbus, OH 43215     Assistant Secretary
------------------------------------------------------------------------------------------
Mary E. Kennedy          1200 River Road        Executive Vice President -     N/A
                         Conshohocken PA 19428  Chief Financial Officer -
                                                Gartmore Group
------------------------------------------------------------------------------------------

(c)     Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

BISYS
3435  Stelzer  Road
Columbus,  OH  43219

ITEM  29.  MANAGEMENT  SERVICES

Not  applicable.

ITEM  30.  UNDERTAKINGS

Not  applicable.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 69, 70 respectively, to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this eighteenth day of December, 2003.

     GARTMORE  VARIABLE  INSURANCE  TRUST

     By:     ELIZABETH  A.  DAVIN  _
             Elizabeth  A.  Davin,  Assistant  Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 69 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE EIGHTEENTH DAY OF DECEMBER, 2003.

Signature  &  Title
Principal  Executive  Officer

PAUL  J.  HONDROS*
Paul  J.  Hondros,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
Gerald  J.  Holland,  Treasurer

CHARLES  E.  ALLEN*
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
Paula  H.J.  Cholmondeley,  Trustee

C.  BRENT  DEVORE*
C.  Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
Robert  M.  Duncan,  Trustee

BARBARA  HENNIGAR*
Barbara  Hennigar,  Trustee

THOMAS  J.  KERR,  IV*
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRINDLER*
Douglas  F.  Kridler,  Trustee

ARDEN  L.  SHISLER*
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
David  C.  Wetmore,  Trustee

*BY:
       /s/  ELIZABETH  A.  DAVIN
            Elizabeth  A.  Davin,  Attorney-In  Fact